UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8340

 NAME OF REGISTRANT:                     Greater India Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


Greater India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  702805005
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  EGM
    Meeting Date:  23-Mar-2011
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and approve allotment of Equity               Mgmt          Against                        Against
       Shares to the Govt. of India on   preferential
       allotment basis :- Resolved that pursuant to
       provisions of       Section 3(2B) (b) of the
       Banking Companies (Acquisition and Transfer
       of       Undertakings) Act, 1970, Clause 20
       of the Nationalized Banks (Management and
       Miscellaneous Provisions) Scheme, 1970 Clause
       23 of the Listing Agreement for Equity Shares
       entered into with the National Stock Exchange
       of India Limited  and Bombay Stock Exchange
       Limited (including any amendment thereto or
       re-enactment thereof) and in accordance
       with the provisions of Regulation 4   (A) of
       the Allahabad Bank (Shares and Meetings) Regulations,
       1999 and the     other Rules/Notifications/Circulars/
       Regulations/ Guidelines, if any,         prescribed
       by the Government of India, Reserve Bank of
       India, Securities and  Exchange Board of India
       CONTD

CONT   CONTD or any other relevant authority, from               Non-Voting    No vote
       time to time to the extent        applicable
       and subject to approvals, consents, permissions
       and sanctions,     which may be agreed to by
       the Board of Directors of Allahabad Bank (the
       Bank) (hereinafter referred to as "the Board"
       which term shall be deemed to include Committee(s)
       constituted/to be constituted by the Board
       to exercise its       powers including the
       powers conferred by this Regulation) be and
       is hereby    authorized on behalf of the Bank,
       to create, offer, issue and allot
       1,28,63,436 Equity Shares of the Bank of INR
       10/- (Rupees Ten only) each for  cash at a
       premium of INR 217/- (Rupees Two Hundred Seventeen
       only )           aggregating to INR 291,99,99,972/-
       (Rupees Two Hundred Ninety One Crore
       Ninety Nine Lac, Ninety Nine Thousand, Nine
       Hundred Seventy Two only) by way  of CONTD

CONT   CONTD Preferential Issue to the promoters of              Non-Voting    No vote
       the Bank i.e. Government of      India (President
       of India) in accordance with Chapter VII of
       Securities and   Exchange Board of India (Issue
       of Capital and Disclosure Requirement)
       Regulations, 2009 (the SEBI ICDR Regulations).
       Resolved further that the new  Equity Shares
       to be issued and allotted on preferential basis
       in pursuance of this Resolution shall be issued
       in dematerialized form and shall be subject
       to lock-in requirements required under Chapter
       VII of Securities and Exchange Board of India
       (Issue of Capital and Disclosure Requirement)
       Regulations,     2009 and shall rank pari passu
       in all respects (including Dividend) with the
       existing Equity shares of the Bank and be
       listed on Stock Exchanges where the existing
       Equity Shares of the Bank are listed. Resolved
       further that CONTD

CONT   CONTD for the purpose of giving effect to this            Non-Voting    No vote
       resolution the Board of        Directors of
       the Bank be and is hereby authorized to do
       all such acts, deeds, matters and things as
       the Board may in its absolute discretion consider
       necessary proper, desirable or appropriate
       for making the said issue as       aforesaid
       and to settle any question difficulty or doubt
       that may arise in    this regard as the Board
       may deem fit and proper in its absolute discretion
       to be most beneficial to the Bank. Resolved
       further that the Board of         Directors
       of the Bank be and is hereby authorized to
       delegate all or any of   its power(s) to a
       committee of Directors of the Bank to give
       effect to the    aforesaid Resolution




--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  703066490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2011
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the Balance Sheet,          Mgmt          For                            For
       Profit & Loss Account of the Bank as at and
       for the year ended 31st March, 2011, the Report
       of the Board   of Directors on the working
       and activities of the Bank for the period covered
       by the Accounts and the Auditor's Report on
       the Balance Sheet and Accounts

2      To declare Dividend on Equity Shares                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASHOK LEYLAND LTD, TAMIL NADU                                                               Agenda Number:  702543718
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0266N143
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2010
          Ticker:
            ISIN:  INE208A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive, approve and adopt the profit and loss            Mgmt          For                            For
       account for the YE 31 MAR      2010, the balance
       sheet as at that date and the report of Directors
       and the   Auditors attached thereto

2      Declare a dividend                                        Mgmt          For                            For

3      Re-appoint Mr. A. K. Das as a Director, who               Mgmt          For                            For
       retires by rotation under Article 106 of the
       Articles of Association of the Company

4      Re-appoint Mr. F. Sahami as a Director, who               Mgmt          For                            For
       retires by rotation under Article 106 of the
       Articles of Association of the Company

5      Re-appoint Mr. Anders Spare as a Director, who            Mgmt          For                            For
       retires by rotation under      Article 106
       of the Articles of Association of the Company

6      Appointment of Messrs. M. S. Krishnaswami &               Mgmt          For                            For
       Rajan  Registration No.01554S ,   Chartered
       Accountants and Messrs. Deloitte Haskins &
       Sells  Registration      No.117366W , Chartered
       Accountants as the Auditors of the Company
       to hold     office from the conclusion of this
       AGM till the conclusion of the next AGM on
       a remuneration of INR 25 lakhs each, in addition
       to reimbursement of          out-of-pocket
       expenses

7      Appointment of Mr. Anil Harish as a Director              Mgmt          For                            For
       of the Company

8      Authorize the Company, in terms of Section 293(1)(a)      Mgmt          For                            For
       and other applicable     provisions, if any,
       of the Companies Act, 1956 to mortgaging and/or
       charging  by the Board of Directors of the
       Company, of all the immovable and/or movable
       properties of the Company, wheresoever situate,
       present and future and the    whole of the
       undertaking of the Company, together with power
       to take over the Management of the business
       and concern of the Company to be exercised
       only on the occurrence of certain events, to
       or in favor of all, or any of the        Banks/Financial
       Institutions/Mutual Funds as lenders/trustees
       for Debenture   holders to secure additional
       borrowings in Indian Rupees/in Foreign Currency
       by way of Non Convertible Debentures/Term
       Loans or such other                 instruments/facilities
       aggregating CONTD.

CONT   INR 70,000 lakhs to be contracted during the              Non-Voting    No vote
       FY 2010-11 and also for the      External Commercial
       Borrowings already contracted to the extent
       of rupee      equivalent of USD 295 million
       or its equivalent in any other foreign currency
       and to secure the interest payable on such
       loans at the respective agreed     rates, compound/additional
       interest, commitment charges, premium on
       prepayment or on redemption, costs,
       charges, expenses and all other moneys    payable
       by the Company to Banks/Financial Institutions/Mutual
       Funds as        lenders / trustees in terms
       of their Loan Agreements/Trust Deed entered
       into/to be entered into by the Company
       in respect of the said Non-Convertible Debentures/Term
       Loans/External Commercial Borrowings/facilities




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  702584423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527134
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2010
          Ticker:
            ISIN:  INE406A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and profit and  loss account
       and cash flow statement for the YE on that
       date and the report   of the Board of Directors
       and the Auditors thereon

2      Declare a dividend on the Equity Shares                   Mgmt          For                            For

3      Re-appoint Dr. K. Ramachandran as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. P.L. Sanjeev Reddy as a Director,          Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. P. Sarath Chandra Reddy as a               Mgmt          For                            For
       Director, who retires by rotation

6      Appointment of M/s. S.R. Batliboi & Associates            Mgmt          For                            For
       (Registration No.101049W) as   the Statutory
       Auditors of the Company to hold office from
       the conclusion of   this AGM until the conclusion
       of the next AGM and authorize the Board of
       Directors to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  702717008
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527134
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2010
          Ticker:
            ISIN:  INE406A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that, pursuant to the provisions of              Mgmt          For                            For
       Section 94 and other applicable  provisions,
       if any, of the Companies Act, 1956 and subject
       to the approvals,  consents, permissions and
       sanctions as may be necessary from the appropriate
       authorities or bodies, each of the 13,20,00,000
       Equity Shares of the face     value of INR
       5 each in the Authorised Share Capital of the
       Company be         subdivided into 66,00,00,000
       Equity Shares of the face value of INR 1 each;
       Resolved further that the Board Of Directors
       of the Company (hereinafter      referred to
       as "the Board" which expression shall include
       any Committee       thereof for the time being
       exercising the powers conferred on the Board
       by    this resolution) be and is hereby authorised
       to issue new share certificates  in dematerialized
       or physical mode representing the sub-divided
       equity CONTD

CONT   CONTD shares with new distinctive numbers, consequent     Non-Voting    No vote
       to the sub-division of  shares to those members,
       whose names would appear on the register of
       members  on 11th February, 2011 or such other
       date as may be approved by the Bombay    Stock
       Exchange Limited and National Stock Exchange
       of India Limited, on the   following terms
       and conditions: (i) the Equity Shares of the
       face value of    INR 1 each to be issued and
       allotted upon sub-division shall rank pari-passu
       in all respects with the existing shares and
       shall be subject to the          Memorandum
       and Articles of Association; (ii) allotment
       of Equity Shares to    the non-resident members
       upon sub-division shall be subject to approval
       of    the RBI, if required; (iii) the members,
       whom the Equity Shares are allotted  upon sub-division,
       shall accept the same in full and final CONTD

CONT   CONTD satisfaction of their respective rights             Non-Voting    No vote
       and interest; (iv) in case of shares held by
       Beneficial Owners in dematerialized form, sub-division
       of shares shall subject to the approval of
       the Depository, be made by way of direct credit
       to their respective demat accounts; (v) the
       sub-divided shares would be directly credited
       to the respective demat account or be issued
       in physical form to the members at their option;
       (vi) the members who do not exercise the options
       as aforesaid would be allotted sub-divided
       shares in the same form in which they hold
       the existing shares in the Company; (vii) no
       letters of allotment shall be issued for the
       sub-divided shares and Share Certificates in
       respect thereof, wherever applicable, shall
       be issued and delivered subject to the provisions
       of the Companies (Issue of Share Certificates)
       Rules, 1960; CONTD

CONT   CONTD resolved further that, in partial modification      Non-Voting    No vote
       of the Special Resolutions passed at the seventeenth
       Annual General Meeting held on 31st July, 2004
       in connection with 'Employee Stock Option Plan
       2004 (' ESOP 2004), consent and approval of
       the Company be and is hereby accorded to the
       Board for carrying out such adjustments as
       may be necessary to give effect of the sub-division,
       in the number and/or price of the options to
       the eligible employees under and pursuant to
       the ESOP 2004, provided that, after the said
       adjustment, the number of shares so issued
       / to be issued shall not exceed 25,38,500;
       resolved further that, in partial modification
       of the Special Resolutions passed at the Nineteenth
       Annual General Meeting held on 18th September,
       2006 in connection with 'Employee Stock Option
       Plan 2006 ('ESOP 2006), consent and approval
       of the Company be and is hereby accorded to
       the Board for carrying out such adjustments
       as may be necessary to give effect of the sub-division,
       in CONTD

CONT   CONTD the number and/or price of the options              Non-Voting    No vote
       to the eligible employees under  and pursuant
       to the ESOP 2006, provided that, after the
       said adjustment, the  number of shares so issued/
       to be issued shall not exceed 39,95,250; resolved
       further that, in partial modification of the
       Special Resolutions passed at the Extraordinary
       General Meeting held on 27th April, 2006 in
       connection with     'Foreign Currency Convertible
       Bonds (FCCBs)' consent and approval of the
       Company be and is hereby accorded to the
       Board for carrying out such          adjustments
       as may be necessary to give effect of the sub-division,
       in the    number and/or price of the shares
       to be issued on conversion of Foreign
       Currency Convertible Bonds under and pursuant
       to the issue of USD 150,000,000 Convertible
       Bonds due 2011 and USD 50,00,000 Forward Conversion
       Convertible      Bonds CONTD

CONT   CONTD due 2011 vide offering circular dated               Non-Voting    No vote
       12 May 2006; resolved further     that the
       existing Clause V of the Memorandum of Association
       of the Company    relating to share capital
       be altered by deleting the same and substituting
       in place thereof the following new Clause V:
       "V. (a) The Authorised Share        Capital
       of the Company is INR 76,00,00,000/- (Rupees
       Seventy Six Crores only) divided into 66,00,00,000
       (Sixty Six Crores only) Equity Shares of INR
       1/-    (Rupee One only) each and 10,00,000
       (Ten Lakhs only) Preference Shares of INR 100/-
       (Rupees One Hundred only) each; (b) The Company
       has power from time to  time increase in Capital
       as Equity or preferred Shares and to attach
       to any   class or classes of such Shares, preferences,
       rights, privileges or           priorities
       in payment of dividends, or distribution of
       assets, or otherwise   CONTD

CONT   CONTD over and other shares and to subject the            Non-Voting    No vote
       same to any restrictions, limitations or
       conditions and to vary the regulations of the
       Company, as to a portion the    right to participate
       in profits in any manner subject to the prior
       consent of the Government of India or the order
       of the court, if the same will be        necessary
       being obtained before doing so"; resolved further
       that the existing Article 3 of the Articles
       of Association of the Company relating to share
       capital be altered by deleting the same
       and substituting in place thereof the following
       new Article 3: "3. The Authorised Share Capital
       of the Company is   INR 76,00,00,000/- (Rupees
       Seventy Six Crores only) divided into 66,00,00,000
       (Sixty Six Crores only) Equity Shares of INR
       1/- (Rupee One only) each and    10,00,000
       (Ten Lakhs only) Preference Shares of INR 100/-
       CONTD

CONT   CONTD (Rupees One Hundred only) each and the              Non-Voting    No vote
       same may be increased or reduced in accordance
       with the Companies Act, 1956 and the Memorandum
       of Association  as and when thought fit by
       the Board of Directors"; resolved further that
       the Board be and is hereby authorised to do
       all acts, deeds, matters and things   as it
       may, in its sole and absolute discretion deem
       necessary, expedient,     usual or proper and
       to settle any question, doubt or difficulty
       that may      arise with regard to the issue
       and allotment of sub-divided equity shares
       as  aforesaid on any other matter incidental
       or consequential thereto and its     decision
       shall be final and binding on all members and
       other interested       persons




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD, PUNE                                                                        Agenda Number:  702537575
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y05490100
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2010
          Ticker:
            ISIN:  INE917I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2010 and the profit and loss     account for
       the YE 31 MAR 2010 and the Directors' and Auditors'
       reports       thereon

2      Declare a dividend                                        Mgmt          For                            For

3      Re-appoint Mr. J. N. Godrej as a Director, who            Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. S. H. Khan as a Director, who              Mgmt          For                            For
       retires by rotation

5      Re-appoint Ms. Suman Kirloskar as a Director,             Mgmt          For                            For
       who retires by rotation

6      Re-appoint Mr. Naresh Chandra as a Director,              Mgmt          For                            For
       who retires by rotation

7      Appoint the Auditors of the Company for the               Mgmt          For                            For
       period commencing from the        conclusion
       of this AGM till the conclusion of the next
       AGM and approve to fix their remuneration

S.8    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and   other applicable
       provisions, if any, of the Companies Act, 1956
       including    any amendment thereto or re-enactment
       thereof for the time being in force     and
       schedule XIII thereto  including any amendment
       or statutory modification  thereto for the
       time being in force  and subject to such sanctions
       as may be  necessary, Rahul Bajaj as the Chairman
       of the Company for a 5 years term      commencing
       from 01 APR 2010 up to 31 MAR 2015 on the terms
       and conditions     including remuneration and
       minimum remuneration in the event of absence
       or    inadequacy of profits as specified in
       the explanatory statement relating to   this
       resolution and in the agreement entered into
       between the Company and     Rahul Bajaj, CONTD

CONTD  CONTD which agreement is hereby approved, with            Non-Voting    No vote
       liberty to the Board of        Directors, to
       alter or vary the terms and conditions and
       remuneration         including minimum remuneration
       in such manner as the Board may deem fit and
       is acceptable to Rahul Bajaj; authorize the
       Board of Directors, in the event  of any statutory
       amendment, modification or relaxation by the
       Central         Government to Schedule XIII
       to the Companies Act, 1956, to vary or increase
       the remuneration including salary, CONTD

CONTD  CONTD commission, perquisites, allowances etc.            Non-Voting    No vote
       within such prescribed limit   or ceiling and
       the said agreement between the Company and
       Rahul Bajaj be      suitably amended to give
       effect to such modification, relaxation or
       variation without any further reference to
       the Members of the Company in general
       meeting and authorize the Board of Directors
       of the Company to take such      steps as may
       be necessary to give effect to this resolution

S.9    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and   other applicable
       provisions, if any, of the Companies Act, 1956
       including    any amendment thereto or re-enactment
       thereof for the time being in force     and
       schedule XIII thereto  including any amendment
       or statutory modification  thereto for the
       time being in force  and subject to such sanctions
       as may be  necessary, Madhur Bajaj as the Vice
       Chairman of the Company for a 5 years     term
       commencing from 01 APR 2010 up to 31 MAR 2015
       on the terms and           conditions including
       remuneration and minimum remuneration in the
       event of    absence or inadequacy of profits
       as specified in the explanatory statement
       relating to this resolution and in the agreement
       entered into between the     Company and Madhur
       Bajaj, CONTD

CONTD  CONTD which agreement is hereby approved, with            Non-Voting    No vote
       liberty to the Board of        Directors, to
       alter or vary the terms and conditions and
       remuneration         including minimum remuneration
       in such manner as the Board may deem fit and
       is acceptable to Madhur Bajaj; authorize
       the Board of Directors, in the event of any
       statutory amendment, modification or relaxation
       by the Central         Government to Schedule
       XIII to the Companies Act, 1956, CONTD

CONTD  CONTD to vary or increase the remuneration including      Non-Voting    No vote
       salary, commission,      perquisites, allowances
       etc. within such prescribed limit or ceiling
       and the  said agreement between the Company
       and Madhur Bajaj be suitably amended to
       give effect to such modification, relaxation
       or variation without any further reference
       to the Members of the Company in general meeting
       and authorize the  Board of Directors of the
       Company to take such steps as may be necessary
       to   give effect to this resolution

S.10   Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and   other applicable
       provisions, if any, of the Companies Act, 1956
       including    any amendment thereto or re-enactment
       thereof for the time being in force     and
       schedule XIII thereto  including any amendment
       or statutory modification  thereto for the
       time being in force  and subject to such sanctions
       as may be  necessary, Rajiv Bajaj as the Managing
       Director of the Company for a 5 years  term
       commencing from 01 APR 2010 up to 31 MAR 2015
       on the terms and           conditions including
       remuneration and minimum remuneration in the
       event of    absence or inadequacy of profits
       as specified in the explanatory statement
       relating to this resolution and in the agreement
       entered into between the     Company and Rajiv
       Bajaj, CONTD

CONTD  CONTD which agreement is hereby approved, with            Non-Voting    No vote
       liberty to the Board of        Directors, to
       alter or vary the terms and conditions and
       remuneration         including minimum remuneration
       in such manner as the Board may deem fit and
       is acceptable to Rajiv Bajaj; authorize the
       Board of Directors, in the event  of any statutory
       amendment, modification or relaxation by the
       Central         Government to Schedule XIII
       to the Companies Act, 1956, CONTD

CONTD  CONTD to vary or increase the remuneration including      Non-Voting    No vote
       salary, commission,      perquisites, allowances
       etc. within such prescribed limit or ceiling
       and the  said agreement between the Company
       and Rajiv Bajaj be suitably amended to
       give effect to such modification, relaxation
       or variation without any further reference
       to the Members of the Company in general meeting
       and authorize the  Board of Directors of the
       Company to take such steps as may be necessary
       to   give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD, PUNE                                                                        Agenda Number:  702573622
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y05490100
    Meeting Type:  OTH
    Meeting Date:  28-Aug-2010
          Ticker:
            ISIN:  INE917I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

cmmt   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 734176 DUE TO SPLITTING OF RESOLUTION 3.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

cmmt   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 16 and 94 and all other applicable
       provisions, if any, of the Companies Act, 1956,
       the existing authorized share capital of INR
       150,00,00,000 divided into 15,00,00,000 equity
       shares of INR 10 each be increased to INR 300,00,00,000
       divided into 30,00,00,000 equity shares of
       INR 10 each by creation of 15,00,00,000 equity
       shares of INR 10 each and that Clause V of
       the Memorandum of Association of the Company
       be altered accordingly by substituting the
       specified new Clause V in place of the existing
       Clause V

2      Approve, subject to such consents and approvals           Mgmt          For                            For
       as may be required and such conditions and
       modifications, as may be considered necessary
       and agreed to by the Board of Directors of
       the Company, hereinafter referred to as the
       "Board" which expression shall also include
       a Committee thereof, a sum not exceeding INR
       144.68 crore as may be determined to be required
       by the Board out of the amount of INR 1895.28
       crore standing to the credit of the general
       reserve account as at 31 MAR 2010, be capitalized
       and transferred from the general reserve account
       to share capital account and that such sum
       as may be determined to be required shall be
       applied for allotment of new equity shares
       of the Company of INR 10 each as fully paid
       bonus shares to the persons who on a date to
       be hereafter fixed by the Board the ''Record
       Date'' , shall be holders of the existing equity
       shares of INR 10 each of the Company on the
       said date and that such new equity shares out
       of the Company's unissued equity shares credited
       as fully paid be accordingly allotted as bonus
       shares to such persons respectively as aforesaid
       in the proportion of 1 new equity shares for
       every 1 existing equity share held by such
       persons respectively on the record date upon
       the footing that they become entitled thereto
       for all purposes as capital; the new equity
       shares of INR 10 each to be allotted as Bonus
       Shares shall be subject to the Memorandum and
       Articles of Association of the Company and
       shall rank pari passu in all respects with
       and carry the same rights as the existing equity
       shares and shall be entitled to participate
       in full in any dividends to be declared for
       the FY in which these bonus shares are allotted;
       no letter of allotment shall be issued to the
       allottees of the bonus shares while the share
       certificates in respect of the new equity shares
       to the shareholders who hold their existing
       shares in physical form shall be issued and
       dispatched to the allottees thereof and the
       Bonus Shares will be credited to the demat
       accounts of the allottees who hold the existing
       equity shares in electronic form within the
       period prescribed in this behalf; the allotment
       of the fully paid new equity shares as Bonus
       Shares to the extent that they relate to non-resident
       members, Foreign Institutional Investors FII's
       and other foreign investors of the Company,
       shall be subject to the approval of the Reserve
       Bank of India under the Foreign Exchange Management
       Act, 1999, if necessary; authorize the Board,
       for the purpose of giving effect to this resolutions,
       to do all such acts and things and give such
       directors as may be necessary or desirable
       and to settle all questions or difficulties
       whatsoever that may arise with regard to the
       issue, allotment and distribution of the new
       equity shares

s.3.a  Amend the Article 167 of the Articles of Association      Mgmt          For                            For
       of the Company [as specified]

s.3.b  Approve that the present Article No. 13 of the            Mgmt          For                            For
       Articles of Association be deleted and substituted
       with the following new Article No. 13: Article
       13 Buy-Back of shares; the Company, subject
       to Section 77A and other applicable provisions
       of the Act and other applicable regulations,
       as the case may be in force, may from time
       to time buy-back its own shares by passing
       a Special Resolution as its general meeting
       or by means of a resolution passed by the Board
       of Directors at its meeting, as may be applicable

s.4    Approve, in supersession of the special resolution        Mgmt          For                            For
       passed by the members at their EGM held on
       17 MAR 2008, pursuant to provisions of Section
       372A of the Companies Act, 1956 and subject
       to the requisite permission(s)/consent(s) of
       appropriate authorities, where required, consent
       of the Company is accorded to the Board of
       Directors for making a loan to a body/bodies
       corporate, giving guarantee or provide security
       in connection with a loan and to acquire by
       way of subscription, purchase or otherwise,
       the securities of bodies corporate in terms
       of Section 372A of the act, up to an amount
       not exceeding INR 10,000 crore in the aggregate
       outstanding at any single point of time, notwithstanding
       that the aggregate of the loans, guarantees,
       securities and investments in any body/bodies
       corporate may exceed the percentages prescribed
       under Section 372A of the Act




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HINDUSTHAN LTD                                                                        Agenda Number:  702569370
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0547C130
    Meeting Type:  CRT
    Meeting Date:  07-Sep-2010
          Ticker:
            ISIN:  INE306A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, with or without modification(s), the             Mgmt          For                            For
       Scheme of Amalgamation of Bajaj Hindusthan
       Sugar and Industries Limited with Bajaj Hindusthan
       Limited




--------------------------------------------------------------------------------------------------------------------------
 BANK OF BARODA                                                                              Agenda Number:  702458010
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06451119
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2010
          Ticker:
            ISIN:  INE028A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the balance sheet of the Bank           Mgmt          For                            For
       as at 31 MAR 2010, profit and loss account
       for the YE 31 MAR 2010, the report of the Board
       of Directors on  the working and activities
       of the Bank for the period covered by the accounts
       and the Auditors' report on the balance sheet
       and accounts

2      Declare a dividend for the year 2009-2010                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK OF BARODA                                                                              Agenda Number:  702821895
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06451119
    Meeting Type:  EGM
    Meeting Date:  29-Mar-2011
          Ticker:
            ISIN:  INE028A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          For                            For
       the Banking Companies             (Acquisition
       and Transfer of Undertakings) Act, 1970 (hereinafter
       referred to as the 'Act') read with the Nationalised
       Banks (Management & Miscellaneous    Provisions)
       Scheme 1970 (hereinafter referred to as the
       'Scheme') and Bank of Baroda General (Shares
       and Meetings) Regulations, 1998 and subject
       to the     approvals, consents, sanctions,
       if any, of Reserve Bank of India (RBI),
       Government of India (GOI), Securities and
       Exchange Board of India (SEBI), and / or any
       other authority as may be required in this
       regard and subject to     such terms, conditions
       and modifications thereto as may be prescribed
       by them in granting such approvals and which
       may be agreed to by the Board of         Directors
       of the Bank and subject to SEBI (Issue of Capital
       & Disclosure      Requirements) CONTD

CONT   CONTD Regulations, 2009 (SEBI ICDR Regulations)           Non-Voting    No vote
       and regulations prescribed by RBI and all other
       relevant authorities from time to time and
       subject to the   Listing Agreements entered
       into with the Stock Exchanges where the equity
       shares of the Bank are listed, consent
       of the shareholders of the Bank be and is hereby
       accorded to the Board of Directors of the Bank
       (hereinafter called  "the Board" which shall
       deemed to include a Committee which the Board
       may     have constituted or / may constitute,
       to exercise its powers including the    powers
       conferred by this resolution) to create, offer,
       issue and allot upto   3,63,68,024 (Three crores
       sixty three lacs sixty eight thousand and twenty
       four) equity shares of INR10/- each (Rupees
       Ten only) for cash at a premium   of INR 892.14
       (Rupees eight hundred ninety two & paise fourteen
       CONTD

CONT   CONTD only) as determined by the Board in accordance      Non-Voting    No vote
       with Regulation 76(1) of SEBI ICDR Regulations
       and aggregating upto INR 3280,90,49,171.36
       (Rupees      Three thousand two hundred eighty
       crores ninety lacs forty nine thousand one
       hundred seventy one and paise thirty six only)
       on preferential basis to       Government of
       India. Resolved further that the Relevant Date
       for              determination of the Issue
       Price is 27th February, 2011. Resolved further
       that the Board shall have authority and
       power to accept any modification in   the proposal
       as may be required or imposed by the Government
       of India /       Reserve Bank of India / Securities
       and Exchange Board of India / Stock
       Exchanges where the shares of the Bank are
       listed or such other appropriate   authorities
       at the time of according / granting their approvals,
       consents,    permissions and CONTD

CONT   CONTD sanctions to issue, allotment and listing           Non-Voting    No vote
       thereof and as agreed to by   the Board. Resolved
       further that the said equity shares to be issued
       shall    rank pari passu with the existing
       equity shares of the Bank and shall be
       entitled to dividend declared, if any, in
       accordance with the statutory       guidelines
       that are in force at the time of such declaration.
       Resolved        further that for the purpose
       of giving effect to this Resolution, the Board
       be and is hereby authorised to do all such
       acts, deeds, matters and things as it may in
       its absolute discretion deem necessary, proper
       and desirable and to settle any question, difficulty
       or doubt that may arise in regard to the
       issue of the equity shares and further to
       do all such acts, deeds, matters    and things,
       finalise and execute all documents and writings
       as may be CONTD

CONT   CONTD necessary, desirable or expedient as it             Non-Voting    No vote
       may in its absolute discretion  deem fit, proper
       or desirable without being required to seek
       any further      consent or approval of the
       shareholders or authorise to the end and intent
       that the shareholders shall be deemed to
       have given their approval thereto    expressly
       by the authority of this resolution Resolved
       further that the Board be and is hereby authorised
       to delegate all or any of the powers herein
       conferred on it, to the Chairman and
       Managing Director or Executive Directors or
       such other officer of the Bank as it may deem
       fit to give effect to the    aforesaid Resolution




--------------------------------------------------------------------------------------------------------------------------
 BEML LTD                                                                                    Agenda Number:  702562910
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0881N114
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2010
          Ticker:
            ISIN:  INE258A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2010, the balance
       sheet as at the date and the reports of the
       Directors and         Auditors thereon

2      Declare a dividend for the year 2009-10                   Mgmt          For                            For

3      Re-appoint Shri P. Dwarakanath as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Shri M. Pitchiah as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Shri M. Nellaiappan as a Director,             Mgmt          For                            For
       who retires by rotation

6      Re-appoint Shri J. P. Singh as a Director, who            Mgmt          For                            For
       retires by rotation

7      Approve to fix the remuneration of the Auditors           Mgmt          For                            For

8.a    Appointment of Shri P. K. Mishra as a Director            Mgmt          For                            For
       of the Company with effect     from 19 NOV
       2009 on the terms and conditions as stipulated
       by the Government

8.b    Appointment of Shri V. Somasundaran as a Director         Mgmt          For                            For
       of the Company with effect  from 27 JAN 2010
       on the terms and conditions as stipulated by
       the Government




--------------------------------------------------------------------------------------------------------------------------
 BHARAT HEAVY ELECTRICALS LTD                                                                Agenda Number:  702578862
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882L117
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2010
          Ticker:
            ISIN:  INE257A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2010  and profit
       and loss account for the FYE on that date together
       with the        Directors reports and Auditors
       reports thereon

2      Declare a dividend for the year 2009-2010                 Mgmt          For                            For

3      Re-appoint Shri S. Ravi as a Director, who retires        Mgmt          For                            For
       by rotation

4      Re-appoint Shri Ashok Kumar Basu as a Director,           Mgmt          For                            For
       who retires by rotation

5      Re-appoint Shri M. A. Pathan as a Director,               Mgmt          For                            For
       who retires by rotation

6      Approve to fix the remuneration of the Auditors           Mgmt          For                            For

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Appointment of    Shri Atul Saraya
       as a Director of the Company, liable to retire
       by rotation

8      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Appointment of    Shri V. K. Jairath
       as a Director of the Company, liable to retire
       by rotation

9      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Appointment of    Shri O. P. Bhutani
       as a Director of the Company, liable to retire
       by rotation




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LIMITED                                                                       Agenda Number:  702565714
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV13369
    Meeting Type:  AGM
    Meeting Date:  01-Sep-2010
          Ticker:
            ISIN:  INE397D01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive, consider and adopt the audited balance           Mgmt          For                            For
       sheet of the Company as at 31 MAR 2010, the
       profit & loss account and the cash flow statement
       for the YE on that date and the reports of
       the Board of Directors and the Auditors thereon

2      Declare dividend on equity shares                         Mgmt          For                            For

3      Re-appoint Mr. Pulak Chandan Prasad as a Director,        Mgmt          For                            For
       who retires by rotation

4      Re-appoint Ms. Chua Sock Koong as a Director,             Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. Rajan Bharti Mittal as a Director,         Mgmt          For                            For
       who retires by rotation

6      Re-appoint Mr. Rakesh Bharti Mittal as a Director,        Mgmt          For                            For
       who retires by rotation

7      Appointment of M/s. S. R. Batliboi & Associates,          Mgmt          For                            For
       Chartered Accountants,       Gurgaon, as the
       Statutory Auditors of the Company to hold office
       from the     conclusion of this AGM until the
       conclusion of the next AGM and to authorize
       the Board / Audit Committee to fix their remuneration

S.8    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the provisions of Section 314 and other
       applicable provisions, if any, of the Companies
       Act, 1956 or    any other law for the time
       being in force, for appointment of Mr. Shravin
       Mittal, son of Mr. Sunil Bharti Mittal,
       Chairman and Managing Director of the Company,
       to hold office as an employee with M/s. Bharti
       Airtel International  Netherlands  B.V., Netherlands,
       a wholly owned Subsidiary Company of Bharti
       Airtel Limited, hereinafter referred to as
       BAIN   or any of its step down    Subsidiary
       Company, at any time on or after 28 APR 2010,
       at such remuneration and on such other terms
       and conditions, as may be decided by the respective
       employer Company, provided however that the
       aggregate amount of remuneration  CONTD.

CONT   CONTD.  inclusive of salary, allowances, perquisites,     Non-Voting    No vote
       incentives, bonuses,    retirement benefits,
       facilities, social securities etc.  shall not
       exceed     Euros 250,000 per annum or equivalent
       amount in any other currency; in        addition
       to the above remuneration, Mr. Shravin Mittal
       would also be eligible for grant of stock options
       as per the terms of the respective Stock Option
       Scheme for the time being in force; authorize
       the Board of Directors of the   Company  which
       expression shall also include a duly constituted
       Committee     thereof  to do all such acts,
       deeds and things as may be required to give
       effect to the above resolution

S.9    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       198, 309, 310 and other        applicable provisions,
       if any, of the Companies Act, 1956 and any
       other law   for the time being in force, and
       in accordance with provisions of Articles of
       Association of the Company, for payment of
       commission to its Non-executive    Directors
       not exceeding 1% of the net profits of the
       Company, calculated in   accordance with the
       provisions of Section 349 and 350 and other
       applicable    provisions, if any, of the Companies
       Act 1956 for each FY, effective from the FY
       2010-11 in such manner as the Board of Directors
       in its absolute           discretion may decide
       from time to time; authorize the Board of Directors
       of  the Company  which expression shall also
       include a duly CONTD.

CONT   CONTD.constituted Committee thereof  to do all            Non-Voting    No vote
       such acts, deeds and things as may be required
       to give effect to the above resolution

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CIPLA LTD                                                                                   Agenda Number:  702559519
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1633P142
    Meeting Type:  AGM
    Meeting Date:  25-Aug-2010
          Ticker:
            ISIN:  INE059A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010, the profit and loss    account for
       the YE on that date together with the schedules
       annexed thereto   as well as the reports of
       the Board of Directors and the Auditors thereon

2      Declare a dividend for the YE 31 MAR 2010                 Mgmt          For                            For

3      Re-appoint Dr. H.R. Manchanda as a Director,              Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. Ramesh Shroff as a Director,               Mgmt          For                            For
       who retires by rotation

5      Re-appoint M/s. R.G.N. price & Co., Chartered             Mgmt          For                            For
       Accountants  Firm Reg. No.      002785S , together
       with M/s. V. Sankar Aiyar & Co., Chartered
       Accountants     Firm Reg. No. 109208W  as the
       Joint Statutory Auditors of the Company to
       hold the office from the conclusion of this
       AGM until the conclusion of the next   AGM
       upon such remuneration, taxes and out of pocket
       expenses, as may be fixed by the Board of Directors
       of the Company in mutual consultation with
       the      Auditors; authorize the Board of Directors
       of the Company to appoint Auditors for the
       Company s branch office(s)  whether now or
       as may be established  in  terms of Section
       228 of the Companies Act, 1956 in consultation
       CONTD.

CONT   CONTD. with the Auditors of the Company to examine        Non-Voting    No vote
       and audit the accounts for the FYE 31 MAR 2011
       upon such remuneration, terms and conditions
       as the Board of Directors may deem fit

S.6    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable       provisions,
       if any of the Companies Act, 1956  including
       any amendments       thereto or re-enactment
       thereof for the time being in force , to the
       holding  of office or place of profit as a
       Member of Management team by Mr. Kamil
       Hamied, a relative of Mr. M. K. Hamied, Joint
       Managing Director of the        Company, with
       effect from 14 JUL 2010 on a monthly salary
       not exceeding INR   50,000  inclusive of all
       allowances and perquisites ; pursuant to the
       provisions of Section 314 read with
       Director's Relatives  (Office or Place of Profit)
       Rules, 2003 and other applicable provisions,
       if any of the Companies  Act, 1956  including
       any amendments thereto or re-enactment thereof
       for the   time being in force  and as approved
       by the Selection Committee and Board of  CONTD.

CONT   CONTD. Directors of the Company  Board  and               Non-Voting    No vote
       subject to the approval of        Central Government,
       the Company in general meeting hereby accords
       its prior consent to the   holding of office
       or place of profit under the Company through
       the            appointment of Mr. Kamil Hamied,
       a relative of Mr. M. k. Hamied, joint
       Managing Director of the Company as a member
       of management team for a period  of five years
       with effect from 26 AUG 2010 subject to the
       payment of monthly  salary  inclusive of all
       allowances and perquisites , during the period
       of    appointment, being not less than INR
       2,00,000 and not more than INR 8,00,000  as
       may be and in the manner finalized by the Board
       in consultation with the   appointee; Authorize
       the Board to represent CONTD.

CONT   CONTD. the Company before the Central Government          Non-Voting    No vote
       and to agree to or accept    any variations
       in the terms of the appointment as may be suggested
       by the     Central Government; authorize the
       Board to do all such acts, deeds and things
       and execute all such documents, instruments
       and writings as may be required   and to delegate
       all or any of its powers herein conferred to
       any Committee of Directors or any Director
       or Officer to give effect to the resolution
       hereof




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANK OF CEYLON PLC, COLOMBO                                                      Agenda Number:  702842546
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16904107
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2011
          Ticker:
            ISIN:  LK0053N00005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the annual report          Mgmt          For                            For
       of the board of directors on the affairs of
       the company and statement of compliance and
       the financial      statements for the year
       ended December 31,2010, with the report of
       the        auditors thereon

2      That a final dividend of a total sum of LKR1,510,418,680  Mgmt          For                            For
       (based on issued     ordinary voting shares
       as at January 31,2011, subject however to necessary
       amendments being made to such number to
       include the dividend or scrip         dividend
       on the options that may be exercised by employees
       under the companys Esop schemes) recommended
       to the shareholders of Commercial Bank of Ceylon
       Plc (the bank) by the board of directors
       of the bank constituting a dividend  of LKR
       4 per every issued and fully paid ordinary
       (voting) share and LKR 4    per every issued
       and fully paid ordinary (non voting) share
       for the financial year ended December 31,2010
       be and is hereby approved and declared on the
       CONTD

CONT   CONTD basis that such dividend distribution               Non-Voting    No vote
       shall be effected in the manner   following
       to the ordinary (voting) shareholders and to
       the ordinary (non      voting) shareholders
       respectively who are duly registered in the
       books of the bank as at the end of trading
       on the date on which the related resolution
       is  adopted by the shareholder s (the entitlement
       date)(however, the shareholders who would receive
       new shares (arising by way of the scrip dividend)
       would not be entitled to the proposed cash
       dividend in respect of those new shares).
       (I) by way of a cash dividend. A total cash
       dividend of a sum of LKR          706,846,950,
       (based on issued ordinary voting shares as
       at January 31, 2011,  subject however to necessary
       amendments being made to such number to include
       the dividend on the options that may be exercised
       by employees under the      CONTD

CONT   CONTD companys Esop schemes) and LKR 48,362,390           Non-Voting    No vote
       shall be distributed to the   ordinary (voting)
       shareholders and to the ordinary (non voting)
       shareholders  respectively on the basis as
       aforesaid of LKR 2 per ordinary (voting) share
       and LKR 2 per ordinary (non voting) share
       respectively registered in the      company's
       books as at the end of trading on the date
       on which the related     resolution is adopted
       by the shareholders and (II) by way of a scrip
       dividend. Total sum of LKR 706,846,950,
       (based on issued ordinary voting      shares
       as at January 31, 2011, subject however to
       necessary amendments being  made to such number
       to include the scrip dividend on the options
       that may be  exercised by employees under the
       companys Esop schemes) and LKR 48,362,390
       shall be distributed by way of a scrip dividend
       to the ordinary (voting)      shareholders
       CONTD

CONT   CONTD and to the ordinary (non voting) shareholders       Non-Voting    No vote
       registered in the         companys books as
       at the end of trading on the date on which
       the related      resolution is adopted by the
       shareholders respectively and such shares shall
       be issued to the aforesaid entitled shareholders
       on the basis of the          following ratios.
       (A)01 new fully paid ordinary (voting) share
       for every      155.6 existing issued and fully
       paid ordinary (voting) shares, and (B)01 new
       fully paid ordinary (non voting) share for
       every 94.6 existing issued and     fully paid
       ordinary (non voting) shares constituting thereby
       a total issue of 2,272,008 new ordinary (voting)
       shares, (based on issued ordinary voting
       shares as at January 31, 2011, subject however
       to necessary amendments being  made to such
       number to include the dividend on the options
       that may be        exercised by employees CONTD

CONT   CONTD under the companys Esop schemes) and 255,735        Non-Voting    No vote
       new ordinary (non voting)  shares and which
       new ordinary (voting) and (non voting) shares
       to be so       issued shall, immediately consequent
       to due allotment thereof to the entitled shareholders,
       rank equal and pari passu in all respects with
       the existing     issued and fully paid ordinary
       (voting) shares and the existing issued and
       fully paid ordinary (non voting) shares
       of the company, and that the ordinary (voting)
       share fractions arising in pursuance of the
       aforementioned scrip     dividend be aggregated
       and the ordinary (non voting) share fractions
       arising  in pursuance of the aforementioned
       scrip dividend be aggregated and ordinary
       (voting) shares and ordinary (non voting) shares
       arising consequent thereto   be allotted to
       a trustee to be nominated by the board of the
       bank who CONTD

CONT   CONTD shall pursuant to such allotment hold               Non-Voting    No vote
       the same in trust for the         shareholders
       entitled thereto and that such shares shall
       thereafter be sold   by the trustee on the
       trading floor of the Colombo Stock Exchange
       (CSE) and   that the sale proceeds thereof
       be distributed to the entitled shareholders,
       according to their entitlement proportionately,
       in full and final             satisfaction
       of their entitlement to such share fractions
       as aforementioned

3.A    To re appoint or re elect Mr.M.J.C. Amarasuriya           Mgmt          For                            For
       as director in place of those vacating or retiring
       by rotation or otherwise

3.B    To re appoint or re elect Dr. H.S. Wanasinghe             Mgmt          For                            For
       as director in place of those   vacating or
       retiring by rotation or otherwise

3.C    To re appoint or re elect Mr. B.R.L. Fernando             Mgmt          For                            For
       as director in place of those   vacating or
       retiring by rotation or otherwise

3.D    To re appoint or re elect Mr. R.M.S. Fernando             Mgmt          For                            For
       as director in place of those   vacating or
       retiring by rotation or otherwise

3.E    To re appoint or re elect Prof. U.P. Liyanage             Mgmt          For                            For
       as director in place of those   vacating or
       retiring by rotation or otherwise

3.F    To re appoint or re elect Mr. W.M.R.S. Dias               Mgmt          For                            For
       as director in place of those     vacating
       or retiring by rotation or otherwise

4.A    To re appoint Messrs Ernst and Young as recommended       Mgmt          For                            For
       by the board of           directors, as auditors
       to the company for the ensuing year.

4.B    To authorise the board of directors to determine          Mgmt          For                            For
       the remuneration of the      auditors for the
       ensuing year

5      To authorise the board of direct ors to determine         Mgmt          For                            For
       donations for 2011




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702526534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2010
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2010  and the balance
       sheet as at that date together with the Directors'
       report and Auditors' report thereon

2      Approve to confirm the first and second interim           Mgmt          For                            For
       dividends, aggregating to INR 2.20 per share
       (110%)

3      Re-appoint Dr. O. Goswami as a Director, who              Mgmt          For                            For
       retires by rotation

4      Re-appoint Ms. M. Pudumjee as a Director, who             Mgmt          For                            For
       retires by rotation

5      Appointment of Sharp & Tannan, Chartered Accountants,     Mgmt          For                            For
       Registration no         109982W, as the Statutory
       Auditors of the Company, to hold office from
       the    conclusion of this AGM up to the conclusion
       of the next AGM and authorize the Audit Committee
       of the Board of Directors to fix their remuneration

6      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to provisions of    Section 228 and
       other applicable provisions, if any of the
       Companies Act,     1956, to appoint branch
       Auditors, as and when required, in consultation
       with  the Statutory Auditors, to audit the
       accounts in respect of the Company's     branches
       /offices outside India and to approve the terms
       and conditions of    their appointment, as
       well as fix their remuneration, based on the
       recommendations of the Audit Committee

7      Appointment of Mr. S. Prabhu as a Director of             Mgmt          For                            For
       the Company, liable to retire   by rotation

S.8    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable       provisions,
       if any, of the Companies Act, 1956, a sum not
       exceeding 1% of the net profits of the Company
       per annum, computed in the manner prescribed
       in    Section 309(5) of the Companies Act 1956,
       for each of the five financial      years commencing
       from 01 APR 2010, be paid and distributed amongst
       the        Non-Executive Directors of the Company
       or some or any of them, in such        amounts
       or proportions and in such manner as may be
       decided by the Board of   Directors




--------------------------------------------------------------------------------------------------------------------------
 DIALOG AXIATA PLC                                                                           Agenda Number:  702995195
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2064K107
    Meeting Type:  AGM
    Meeting Date:  10-May-2011
          Ticker:
            ISIN:  LK0348N00009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the report of the directors          Mgmt          For                            For
       and the statement of         accounts for the
       financial year ended 31st December 2010 and
       the auditors     report thereon

2      To declare a final dividend as recommended by             Mgmt          For                            For
       the board of directors

3      To re-elect as a director, Datuk Azzat Kamaludin,         Mgmt          For                            For
       who retires by rotation     pursuant to article
       102 of the articles of association of the company

4      To re-elect as a director, Dato Sri Jamaludin             Mgmt          For                            For
       Ibrahim who was appointed to    the board since
       the last annual general meeting pursuant to
       article 109 of    the articles of association
       of the company

5      To re-elect as a director, Mr. Moksevi Rasingh            Mgmt          For                            For
       Prelis, who attained the age   of 74 years
       on 2nd July 2010 and retires pursuant to section
       210 of the       companies act, no. 07 of 2007
       and to resolve that the age limit of 70 years
       referred to in section 210 of the companies
       act no. 07 of 2007 shall not be   applicable
       to Mr. Moksevi Rasingh Prelis

6      To re-elect as a director, Mr. Jayantha Cudah             Mgmt          For                            For
       Bandara Dhanapala, who attained the age of
       72 years on 30th December 2010 and retires
       pursuant to section 210 of the companies act
       no. 07 of 2007 and to resolve that the age
       limit of 70   years referred to in section
       210 of the companies act no. 07 of 2007 shall
       not be applicable to Mr. Jayantha Cudah
       Bandara Dhanapala

7      To re-appoint Messrs. PricewaterhouseCoopers,             Mgmt          For                            For
       chartered accountants, as       auditors to
       the company and to authorise the directors
       to determine their     remuneration

8      To authorise the directors to determine and               Mgmt          For                            For
       make donations

9      To consider any other business of which due               Mgmt          For                            Against
       notice has been given

       PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION   Non-Voting    No vote
       IN TEXT OF RESOLUTION 7. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DR REDDYS LABS LTD                                                                          Agenda Number:  702541358
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2010
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010 and the profit & loss account of the
       Company for the YE on that date along with
       the reports of the Directors' and Auditors'
       thereon

2.     Declare the dividend on the equity shares for             Mgmt          For                            For
       the FY 2009-10

3.     Re-appoint Dr. J. P. Moreau as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Ms. Kalpana Morparia as a Director,            Mgmt          For                            For
       who retires by rotation

5.     R-appointment of B S R & Company Chartered Accountants    Mgmt          For                            For
       as the Statutory Auditors and fix their remuneration

6.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appoint, pursuant to the provisions
       of Section 260 of the Companies Act, 1956 and
       Article 103 of the Articles of Association
       of the Company, Dr. Ashok Sekhar Ganguly, who
       was appointed as an Additional Director at
       the meeting of the Board of Directors of the
       Company and who holds office up to the date
       of ensuing AGM of the Company and in respect
       of whom the Company has received a notice from
       a member under Section 257 of the Companies
       Act, 1956, proposing his candidature, as a
       Director of the Company, liable to retire by
       rotation




--------------------------------------------------------------------------------------------------------------------------
 GAIL INDIA LTD                                                                              Agenda Number:  702583166
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2682X135
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2010
          Ticker:
            ISIN:  INE129A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, profit & loss  account for
       the YE 31 MAR 2010, Directors' report, Auditors'
       report and the   comments thereupon of comptroller
       & Auditor General of India

2      Declare final dividend @55%  INR 5.5/- per share          Mgmt          For                            For
       on the paid-up equity share capital of the
       Company for the YE 31 MAR 2010 as recommended
       by the Board and confirm the payment of interim
       dividend of 20%  INR 2/- per share  already
       paid in the month of December, 2009

3      Re-appoint Shri. R.K. Goel as a Director, who             Mgmt          For                            For
       retires by rotation

4      Re-appoint Dr. U.K. Sen as a Director, who retires        Mgmt          For                            For
       by rotation

5      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix remuneration of the    statutory Auditor(s)
       of the Company in terms of the provisions of
       Section 224 8  aa  of the Companies Act, 1956;
       to decide and fix the remuneration of the
       Statutory Auditor(s) of the Company appointed
       by Comptroller & Auditor        General of
       India for the FY 2010-11

6      Appointment of Shri. Mahesh Shah as a Director            Mgmt          For                            For
       of the Company, liable to      retire by rotation,
       in accordance with the provisions of Section
       257 and      other applicable provisions, if
       any, of the Companies Act, 1956, who was
       appointed as an Additional Director with
       effect from 08 SEP 2009, pursuant to the provisions
       of Section 260 of the Companies Act, 1956,
       by the President of India vide letter No. 34024/27/2007-CA dated 11 AUG 2009

7      Appointment of Shri. R.M. Sethi as a Director             Mgmt          For                            For
       of the Company, liable to       retire by rotation,
       in accordance with the provisions of Section
       257 and      other applicable provisions, if
       any, of the Companies Act, 1956, who was
       appointed as an Additional Director with
       effect from 08 SEP 2009, pursuant to the provisions
       of Section 260 of the Companies Act, 1956,
       by the President of India vide letter No. 34024/27/2007-CA dated 11 AUG 2009

8      Appointment of Dr. Vinayshil Gautam as a Director         Mgmt          For                            For
       of the Company, liable to   retire by rotation,
       in accordance with the provisions of Section
       257 and      other applicable provisions, if
       any, of the Companies Act, 1956, who was
       appointed as an Additional Director with
       effect from 08 SEP 2009, pursuant to the provisions
       of Section 260 of the Companies Act, 1956,
       by the President of India vide letter No. 34024/27/2007-CA dated 11 AUG 2009

9      Appointment of Shri. S.L. Raina as a Director             Mgmt          For                            For
       HR  of the Company, liable to   retire by rotation,
       on such terms & conditions, remuneration and
       tenure as    may be determined by the President
       of India from time to time, in accordance
       with the provisions of Section 257 and other
       applicable provisions, if any,   of the Companies
       Act, 1956, who was appointed as an Additional
       Director with  effect from 08 SEP 2009, pursuant
       to the provisions of Section 260 of the
       Companies Act, 1956, by the President of India
       vide letter No.                C-31022/3/2008-CA
       dated 19 AUG 2009

10     Appointment of Shri Prabhat Singh as a Director           Mgmt          For                            For
       Marketing  of the Company,   liable to retire
       by rotation, on such terms & conditions, remuneration
       and    tenure as may be determined by the President
       of India from time to time, in   accordance
       with the provisions of Section 257 and other
       applicable            provisions, if any, of
       the Companies Act, 1956, who was appointed
       as an       Additional Director with effect
       from 24 FEB 2010, pursuant to the provisions
       of Section 260 of the Companies Act, 1956,
       by the President of India vide     letter No.
       31022/2/202009-CA dated 24 FEB 2010

11     Appointment of Shri. Sudhir Bhargava as a Director        Mgmt          For                            For
       of the Company, liable to  retire by rotation,
       in accordance with the provisions of Section
       257 and      other applicable provisions, if
       any, of the Companies Act, 1956, who was
       appointed as an Additional Director with
       effect from 15 MAR 2010, pursuant to the provisions
       of Section 260 of the Companies Act, 1956,
       by the President of India vide letter No. C-31019/1/2006-CA dated 15 MAR 2010

12     Approve, in accordance with the provisions of             Mgmt          For                            For
       Clause 49 of the listing        agreement,
       the consent of the members is accorded for
       payment of any          fees/compensation/honorarium,
       etc. other than sitting fee, to an Independent
       Director within a ceiling of INR 1,00,000/-
       per annum as maybe deemed fit by  the Board
       from time to time

S.13   Approve, in accordance with the provisions of             Mgmt          For                            For
       the Companies Act, 1956, other  applicable
       laws, rules, regulations etc, the consent of
       the members is        accorded to appoint Ms.
       Esha Goel, daughter of Shri. R.K. Goel, Director
       Finance  to hold an office or place of
       profit in the company, appointed as    Deputy
       Manager,  BIS  at E-3 level against advertisement
       on all-India basis,  as per recommendations
       of Selection Committee, in the pay scale of
       INR        29,100-54,500/- and on other terms
       and conditions applicable to other
       employees in the same scale; authorize CMD
       and/or Director HR  to take such   steps as
       may be necessary to effectuate the decision
       in the foregoing         resolution on behalf
       of the Company, as may be required




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  702592660
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  AGM
    Meeting Date:  27-Sep-2010
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and the profit  and loss
       account of the Company for the YE on that date
       together with the     reports of the Directors
       and Auditors thereon

2      Declare a dividend on Equity Shares                       Mgmt          For                            For

3      Re-appoint Mr. Glenn Saldanha as a Director,              Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. J.F. Ribeiro as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Mr. Sridhar Gorthi as a Director,              Mgmt          For                            For
       who retires by rotation

6      Approve that Walker, Chandiok & Co, Chartered             Mgmt          For                            For
       Accountants, in respect of whom a notice in
       writing from a member of the Company signifying
       his intention to  appoint them as the Auditors
       of the Company has been received pursuant to
       Section 225 of the Companies Act 1956,
       be and are hereby appointed as the     Auditors
       of the Company in place of M/s Price Waterhouse,
       Chartered           Accountants, the retiring
       Auditors, to hold office from the conclusion
       of     this AGM until the conclusion of the
       next AGM on a remuneration to be decided by
       the Board of Directors of the Company in consultation
       with them

7      PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL           Mgmt          For                            For
       WHEREAS MANAGEMENT RECOMMEND  TO VOTE IN FAVOR
       OF THIS RESOLUTION. THANK YOU: appointment
       of Mr. Hocine     Sidi as an Additional Director
       on 29 OCT 2009 and whose term of office
       expires at this AGM and in respect of whom
       the Company has received a notice  in writing
       from a member under Section 257 of the Companies
       Act 1956          proposing his candidature
       for the office of Director, as a Director of
       the    Company




--------------------------------------------------------------------------------------------------------------------------
 GVK POWER & INFRASTRUCTURE LTD, NEW DELHI                                                   Agenda Number:  702545899
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2962K118
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2010
          Ticker:
            ISIN:  INE251H01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010 and the profit and loss account for
       the YE on that date and the report of the Directors
       and the       Auditors thereon

2      Re-appoint Mrs. G. Indira Krishna Reddy as a              Mgmt          For                            For
       Director, who retires by         rotation

3      Re-appoint Mr. G. V. Sanjay Reddy as a Director,          Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. Abid Hussain as a Director, who            Mgmt          For                            For
       retires by rotation

5      Appointment of M/s. S.R. Batliboi & Associates,           Mgmt          For                            For
       Chartered Accountants,        Hyderabad, the
       retiring Auditors, as the Statutory Auditors
       of the Company,   to hold office from the conclusion
       of this AGM to the conclusion of next AGM
       on such remuneration as may be determined by
       the Board

6      Appointment of Mr. Krishna Ram Bhupal as a Director       Mgmt          For                            For
       of the Company, pursuant  to the provisions
       of Section 257 and other applicable provisions,
       if any, of  the Companies Act, 1956 read with
       Article 109 of the Articles of Association
       of the Company, whose period of office shall
       be liable to retire by rotation

7      Appointment of Mr. S Balasubramanian as a Director        Mgmt          For                            For
       of the Company, pursuant   to the provisions
       of Section 257 and other applicable provisions
       if any, of   the Companies Act, 1956 read with
       Article 109 of the Articles of Association
       of the Company, whose period of office shall
       be liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 GVK POWER & INFRASTRUCTURE LTD, NEW DELHI                                                   Agenda Number:  702705483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2962K118
    Meeting Type:  OTH
    Meeting Date:  10-Dec-2010
          Ticker:
            ISIN:  INE251H01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 762493 DUE TO RECEIPT OF ACTUAL RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special resolution: To make investments / provide         Mgmt          For                            For
       securities / give guarantees beyond the limits
       specified u/s 372A of the Companies Act, 1956

2      Ordinary resolution: To transfer the transportation       Mgmt          For                            For
       assets of the Company to another wholly owned
       subsidiary of the Company to create transportation
       vertical




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  702624657
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2010
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the profit and loss account         Mgmt          For                            For
       for the YE 30 JUN, 2010 and the balance sheet
       as on that date together with the reports of
       the Directors  and Auditors thereon

2      To appoint a Director in place of  Mr. Subroto            Mgmt          For                            For
       Bhattacharya, who retires by   rotation and
       being eligible, offers himself for re-appointment

3      To appoint a Director in place of  Mr. Vineet             Mgmt          For                            For
       Nayar, who retires by rotation  and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of  Mr. Amal               Mgmt          For                            For
       Ganguli, who retires by rotation  and being
       eligible, offers himself for re-appointment

5      Resolved that  M/s. S.R. Batliboi & Co., Chartered        Mgmt          For                            For
       accountants, be and are    hereby re-appointed
       as the Statutory Auditors of the Company to
       hold office   from the conclusion of this AGM
       until the conclusion of the next AGM of the
       Company, resolved further that the Board
       of Directors of the Company be and   are hereby
       authorized to fix their remuneration and reimburse
       their traveling and out of pocket expenses

6      To declare a final dividend for the FYE 30 JUN            Mgmt          For                            For
       2010




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  702737694
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  OTH
    Meeting Date:  17-Jan-2011
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 772168 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU

1      Ordinary Resolution for the appointment and               Mgmt          For                            For
       terms of Mr. Vineet Nayar as the Vice-Chairman,
       Chief Executive Officer and Whole-time Director
       of the Company for a period of 5 years w.e.f.
       November 1, 2010




--------------------------------------------------------------------------------------------------------------------------
 HERO HONDA MOTORS LTD                                                                       Agenda Number:  702580920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3179Z146
    Meeting Type:  AGM
    Meeting Date:  20-Sep-2010
          Ticker:
            ISIN:  INE158A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT RESOLUTIONS 8, 9 AND 10 ARE              Non-Voting    No vote
       SHAREHOLDERS' RESOLUTIONS BUT    THE MANAGEMENT
       BOARD OF THE COMPANY RECOMMENDS THAT THE SHAREHOLDERS
       VOTE     "FOR" THESE RESOLUTIONS.

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2010  and the profit
       and loss account for the YE on that date, together
       with the    reports of the Directors and Auditors
       thereon

2      Approve to confirm the interim Silver Jubilee             Mgmt          For                            For
       Special Dividend of INR 80 per  equity share
       on 19,96,87,500 equity shares of INR 2 each
       and declare a final  dividend of INR 30 per
       equity share on 19,96,87,500 equity shares
       of INR 2    each for the FY 2009-10

3      Re-appoint Mr. Analjit Singh as a Director,               Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. Pritam Singh as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Mr. Sumihisa Fukuda as a Director,             Mgmt          For                            For
       who retires by rotation

6      Re-appoint Mr. M. Damodaran as a Director, who            Mgmt          For                            For
       retires by rotation

7      Appointment of M/s. A. F. Ferguson & Co., Chartered       Mgmt          For                            For
       Accountants, New Delhi,   as the Auditors of
       the Company from the conclusion of this meeting
       until the  conclusion of the next AGM and approve
       to fix their remuneration

8      Appointment of Mr. Ravi Nath as a Director of             Mgmt          For                            For
       the Company Act and the period  of his office
       shall be liable to determination by retirement
       of Directors by  rotation

9      Appointment of Dr. Anand C. Burman as a Director          Mgmt          For                            For
       of the Company the period of his office shall
       be liable to determination by retirement of
       Directors by     rotation

10     Appointment of Mr. Suman Kant Munjal as a Director        Mgmt          For                            For
       of Company and the period  of his office shall
       be liable to determination by retirement of
       Directors by  rotation

S.11   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       163 of the Companies Act,      1956, that the
       Register of Members and Index of Members of
       the Company and    copies of certificates and
       documents required to be annexed thereto be
       kept   at the Delhi office of M/s. Karvy Computershare
       Private Limited, the          Registrar and
       Share Transfer Agents of the Company at 105-108
       Arunachal       Building, 19, Barakhamba Road,
       New Delhi-110001




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDS LTD                                                                           Agenda Number:  702572531
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  AGM
    Meeting Date:  03-Sep-2010
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and profit and  loss account
       for the YE on that date, the report of the
       Directors and the     Auditors thereon

2      Declare and sanction the payment of dividend              Mgmt          For                            For
       on equity shares of the Company  for the FY
       2009-2010

3      Re-appoint Mr. Kumar Mangalam Birla as a Director,        Mgmt          For                            For
       who retires from office by rotation

4      Re-appoint Mr. E.B. Desai as a Director, who              Mgmt          For                            For
       retires from office by rotation

5      Re-appoint Mr. A.K. Agarwala as a Director,               Mgmt          For                            For
       who retires from office by        rotation

6      Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224 and other applicable    provisions, if
       any, of the Companies Act, 1956, Messrs. Singhi
       & Company      (Registration No. 302049E),
       Chartered Accountants, Kolkata, the retiring
       Auditors, as the Auditors of the Company
       to hold office from the conclusion   of this
       meeting till the conclusion of the next AGM
       of the Company and        authorize the Board
       of Directors of the Company to fix their remuneration
       for the said period and reimbursement of actual
       out of pocket expenses, as may be incurred
       in the performance of their duties

7      Authorize the Company, in terms of Section 293            Mgmt          For                            For
       (1) (a) and all other          applicable provisions,
       if any, of the Companies Act, 1956 (including
       any      statutory modification or re-enactment
       thereof, for the time being in force), to the
       Board of Directors of the Company to create
       a further mortgage and/or  charge on such terms
       and conditions and at such time(s) and in such
       form and  manner and with such ranking as to
       priority as the Board in its absolute
       discretion thinks fit, on the whole or substantially
       the whole of the         Company's any one
       or more of the undertakings or of all the undertakings,
       including the present and/or future properties,
       whether movable or immovable  comprised in
       any undertaking of the Company, as may be agreed
       to in favour     CONTD.

CONTD  CONTD. of the Banks/Financial Institutions/other          Non-Voting    No vote
       investors hereafter referred to as lenders
       and/or trustees to secure the term loon facility
       to be tied up  by the Company together with
       interest on the principal amounts at the
       respective agreed rates, compound interest,
       additional interest, liquidated   damages,
       accumulated interest, commitment charges, costs,
       charges, expenses,  remuneration of agent(s)/trustee(s)
       and all other monies payable by the       Company
       to the concerned Institutions/ Banks/Other
       Investors, under the       respective trust
       deed/loan agreement/other relevant agreements
       entered        into/to be entered into by the
       Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTIONS 6 AND 7. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN ZINC LTD                                                                          Agenda Number:  702544378
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3224T111
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2010
          Ticker:
            ISIN:  INE267A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the audited profit and loss             Mgmt          For                            For
       account and cash flow statement for the YE
       31 MAR 2010, the balance sheet as at that date
       and the Auditors    report and the Directors
       report thereon

2      Declare a Dividend for the FY 2009-2010                   Mgmt          For                            For

3      Re-appoint Mr. Agnivesh Agarwal as a Director,            Mgmt          For                            For
       who retires by rotation, as    per Article
       129 of the Articles of Association of the Company

4      Re-appoint Mrs. Ajita Bajpai Pande as a Director,         Mgmt          For                            For
       who retires by rotation, as per Article 129
       of the Articles of Association of the Company

S.5    Re-appoint M/s Deloitte Haskins & Sells, Chartered        Mgmt          For                            For
       Accountants, as the        Statutory Auditors
       of the Company for the period form the conclusion
       of the   44th AGM to the conclusion of the
       next AGM, at such remuneration as may be
       fixed by the Board as per the provisions of
       Section 224 and other applicable  provisions
       of the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.                                                   Agenda Number:  702569647
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3722J102
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2010
          Ticker:
            ISIN:  INE191I01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited profit and loss account of              Mgmt          For                            For
       the Company for the period from 01 APR 2009
       to 31 MAR 2010 and the balance sheet as at
       31 MAR 2010 together with the report of the
       Auditor's and Directors thereon

2.     Re-appoint Shri Satya Pal Talwar as a Director,           Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Shri Raj Kumar Aggarwal as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri Ramesh Chander Kapoor as a Director,      Mgmt          For                            For
       who retires by rotation

5.     Re-appoint M/s, Thar & Co, Chartered Accountants,         Mgmt          For                            For
       Mumbai, the retiring Auditors of the Company,
       as the Statutory Auditors of the Company having
       Registration No. 110958W to hold office from
       the conclusion of this AGM until the conclusion
       of the next AGM on remuneration as may be fixed
       by the Board of Directors

S.6    Approve, pursuant to the provisions of Section            Mgmt          Against                        Against
       81(1A) and other applicable provisions, if
       any, of the Companies Act 1956 (Including any
       amendments thereto or re-enactment thereof
       (the "Companies Act") the Securities and Exchange
       Board of India (Issue of Capital and Disclosure
       Requirements) Regulations, 2009, as amended
       from time to time ('SEBI Regulations'), SEBI
       (issue and Listing of Debt Securities) Regulations,
       2008, the Foreign Exchange Management Act 2000,
       the Foreign Exchange Management (Transfer or
       issue of Securities by a Person Resident outside
       India) Regulations, 2000, the Foreign Exchange
       Management (Borrowing or Lending in Rupees)
       Regulations 2000, including any amendment,
       modification, variation or reenactment thereof
       and such other applicable rules, regulations,
       guidelines, notifications, circulars and clarifications
       issued/ to be issued thereon by the Government
       of India (GOI), the Reserve Bank of India (RBI),
       the Securities and Exchange Board of India
       (SEBI) and / or any other regulatory / statutory
       authorities, from time to time, to the extent
       applicable, the listing agreements entered
       into with the stock exchanges on which the
       equity shares of the Company are listed and
       in accordance with the provisions of the Memorandum
       and Articles of Association of the Company
       and subject to the consents and approvals of
       any regulatory / statutory authorities, the
       consent of the members be and is hereby accorded
       to the Board of Directors of the Company (the
       "Board" which term shall be deemed to include,
       any committee(s) constituted / to be constituted
       by the Board to exercise its powers including
       powers conferred by this resolution to the
       extent permitted by Jaw) to in its absolute
       discretion to create, offer, issue and allot,
       in one or more tranches, whether Rupee denominated
       or denominated in foreign Currency, in the
       course of domestic/ international offerings,
       equity shares of the Company ("Equity Shares"),
       including Equity Shares through Global Depository
       Receipts/American Depository Receipts; debentures
       or bonds whether partially/optionally/fully
       convertible and/or securities linked to or
       convertible into or exchangeable for Equity
       Shares or Fully Convertible Debentures/ Partly
       Convertible Debentures; Optionally Convertible
       Debentures or any other securities (other than
       warrants), which are convertible into or exchangeable
       with Equity Shares, at a later date and/or
       non-convertible debentures along with warrants
       or any other security permissible by Indian
       law from time to time including foreign currency
       convertible bonds and or any other financial
       instrument linked to or convertible into Equity
       Shares or with or without detachable warrants,
       with a right exercisable by the warrant holder
       to exchange the said warrants with Equity Shares
       at a later date, in registered or bearer form,
       or any combination of such securities, such
       that the total number of Equity Shares issued
       (including on conversion of convertible securities)
       for cash either at par or premium aggregating
       to an amount not exceeding USD 650 million,
       to such person or persons, who may or may not
       be the shareholder(s) of the Company, as the
       Board may at its sole discretion decide, including
       one or more of the members, employees (through
       a reservation in the public issue or otherwise),
       Non-resident Indians, Foreign Institutional
       Investors (FIIs), Venture Capital Funds, Foreign
       Venture Capital Investors, State Industrial
       Development Corporations, insurance Companies,
       provident funds, pension funds, development
       financial institutions, multilateral and bilateral
       financial institutions, bodies corporate, Companies,
       private or public or other entities, authorities
       and to such other persons in one or more combinations
       thereof through a public issue, rights issue,
       preferential issue or qualified institutions
       placement or a combination thereof at such
       time or times, at such price or prices, at
       a discount or premium to the market price CONTD.

CONTD  CONTD. in such mariner and on such terms and              Non-Voting    No vote
       conditions, including premium, security, rate
       of interest and tenor, as may be deemed appropriate
       by the Board subject to applicable law, to
       its absolute discretion including the discretion
       to determine the categories of investors to
       whom the offer, issue and allotment shall be
       made to the exclusion of all other categories
       of investors at the time of such issue and
       allotment considering the prevalent market
       conditions and other relevant factors and where
       required, in consultation with the merchant
       banker(s) and / or other advisor(s), as the
       Board, its absolute discretion, may deem fit
       and appropriate; pursuant to the provisions
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956, Chapter
       VIII of the SEBI Regulations, SEBI (Issue and
       Listing of Debt Securities), Regulations 2008,
       the Foreign Exchange Management Act, 2000,
       the Foreign Exchange Management (Transfer or
       Issue of Securities by a Person Resident outside
       India) Regulations, 2000, the Foreign Exchange
       Management (Borrowing or lending in Rupees)
       Regulations, 2000, including any amendment,
       modification, variation or re-enactment thereof
       and such other applicable rules, regulations,
       guidelines, notifications, circulars and clarifications
       issued / to be issued thereon by the Government
       of India (GOI), the Reserve Bank of India (RB1),
       the Securities and Exchange Board of India
       (SEBI) and / or any other regulatory / statutory
       authorities, from time to time, to the extent
       applicable, the listing agreements entered
       into with the stock exchanges on which the
       equity shares of the Company are listed and
       in accordance with the provisions of the Memorandum
       and Articles of Association of the Company,
       the Board may, at its absolute discretion,
       in terms of the preceding resolution, issue,
       offer and allot in one or more tranches equity
       shares or fully convertible debentures (FCDs)
       partly convertible debentures (PCDs) optionally
       convertible debentures (OCDs), redeemable non-convertible
       debentures (NCDs) (secured or otherwise) with
       or without attached warrants, with a right
       exercisable by the warrant holder to exchange
       with equity shares of the Company at a later
       date (the "Warrants"), also any other securities
       in accordance with applicable law, whether
       convertible into or exchangeable with equity
       shares at a later date or not (the ("Specified
       Securities"), subject to the limit on the total
       number of Equity Shares specified in the preceding
       resolution, as provided under the SEBI Regulations
       and such issue and allotment to be made on
       such terms and conditions as may be decided
       by the Board at the time of issue or allotment
       of the specified securities; any issue of fully
       convertible debentures (FCDs) / partly convertible
       (PCDs)/optionally convertible debentures (OCDs),
       redeemable non convertible debentures (NCDs)
       of tenure up to 10 years, in terms of the preceding
       resolution, would be subject to the limit of
       INR 10,000 Croce for borrowings by the Company,
       as approved by the members of the Company through
       resolution dated 01 JUL 2008; the relevant
       date for CONTD.

CONTD  CONTD. determining the price of the Equity Shares,        Non-Voting    No vote
       to be issued upon exchange of the Warrants,
       if issued pursuant to Chapter VIII of the SEBI
       Regulations in terms of the preceding resolution,
       shall be [the date of the meeting in which
       the Board decides to open the proposed issue
       of the Specified Securities, subsequent to
       the receipt of shareholders' approval in terms
       of Section 81(IA)] and other applicable provisions,
       if any, of the Companies Act, 1956 and other
       applicable laws, regulations and guidelines
       in relation to the proposed issue of the Specified
       Securities, through a qualified institutions
       placement in accordance with the provisions
       of Chapter VIII of the SEBI Regulations; the
       issue of the securities as aforesaid shall
       be. inter alia, subject to the following terms
       and conditions: (i) the securities to be so
       created, offered, issued and allotted shall
       be subject to the provisions of the Memorandum
       and Articles of Association of the Company;
       and (ii) the Equity Shares to be issued and
       allotted in the issue and or upon exchange
       of the Warrants shall rank pari passu inter
       se and with the then existing equity shares
       of the Company, in all respects including dividend;
       such of the securities to be issued as are
       not subscribed, may be disposed off by the
       Board in such manner and / or on such terms,
       as the Board may deem fit and proper, in its
       sole and absolute discretion; authorize the
       Board, for the purpose of giving affect to
       the above resolutions, to do all such acts,
       deeds, matters and things including but not
       limited to finalization and approval of the
       preliminary as well as final offer document(s),
       determining the form and manner of the issue,
       including the number of securities to be issued
       and the terms of the securities, and the class
       of investors to whom the securities are to
       be issued and allotted, number of securities
       to be allotted, issue price, face value, execution
       of various transaction documents, as it may
       in its absolute discretion deem fit and to
       settle all questions, difficulties or doubts
       that may arise in regard to the issue, offer
       or allotment of securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek further consent or approval of the
       members or otherwise to the end and intent
       that the members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution

S.7    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       372A and other applicable provisions, if any,
       of the Companies Act, 1956 {including any statutory
       modification or re-enactment thereof, for time
       being in force) and subject to the approval(s)/consent(s)
       of such appropriate authorities including that
       of Central Government and the Reserve Bank
       of India, as may be necessary, consent of the
       members of the Company be and is hereby accorded
       to the Board of Directors of the Company (hereinafter
       referred to as 'the Board' which term shall
       be deemed to include any Committee thereof)
       to make one or more tranches loan(s) and or
       give any guarantee(s)/ provide any securities)
       in connection with loans made to and/or acquire
       by way of subscription, purchase or otherwise,
       securities comprising equity shares, convertible
       or non convertible preference shares and/or
       optionally convertible debentures, warrants
       and/or any other securities of any body corporate
       up to a limit not exceeding INR 2,500 Crore,
       notwithstanding that the aggregate of loans,
       guarantees or securities so far given or to
       be given and/or securities so far acquired
       or to be acquired in all bodies corporate,
       may exceed limits prescribed under the aforementioned
       Section; to negotiate. finalize, decide, alter,
       vary, revise and modify, from time to time,
       the terms and conditions of the aforesaid investments,
       on behalf of the Company, as it may in its
       absolute discretion deem appropriate, to take
       all such actions and to settle all manors and
       questions arising out of or incidental thereto,
       and to sign and execute all deeds, applications,
       documents and writings that may be required
       to be executed, on behalf of the Company, in
       connection with such investments and generally
       to do all such acts, deeds and things as may
       be necessary, proper, expedient and incidental,
       and that to sub delegate all or any powers
       conferred herein before to any Committee of
       Directors or any Executive of the Company,
       for the purpose of giving affect to the above
       resolution

S.8    Approve, pursuant to Section 81(1A) and all               Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act. 1956 (including any statutory
       modification(s) or re-enactment thereof, for
       the time being in force) and pursuant to the
       provisions of Chapter VII of the Securities
       and Exchange Board of India (Issue of Capital
       and Disclosure Requirements) Regulators, 2009,
       as amended (the "SEBI (ICDR) Regulations")
       read with the enabling provisions) of the Memorandum
       and Articles of Association of the Company,
       Listing agreement entered into with the Stock
       Exchange(s) and subject to such approvals,
       consents, permissions and sanctions of all
       appropriate and/or concerned authorities and
       departments, if any, and subject to such conditions
       and modifications as may be prescribed by any
       of them in granting such approvals, authorize
       the Company to offer, issue, allot and deliver
       2,60,00,000 warrants on a preferential basis
       to Mr. Sarang Wadhawan, Managing Director and
       one of the promoters of the Company for cash,
       which shall, upon conversion, rank pari passu
       with the existing equity shares of the Company
       (the "Warrants'), in such form and manner and
       upon such terms and conditions as the Board
       (hereinafter referred to as "Board" which term
       shall be deemed to include any Committee constituted
       / to be constituted by the Board to exercise
       the powers conferred by this resolution) may
       in its absolute discretion deem fit, at a price
       not less than INR 275 per warrant (the "Warrant
       Price") i.e., the minimum price determined
       in accordance with Regulation 76(1) of the
       SEBI (ICDR) Regulations as on the "Relevant
       Date" determined based on the provisions of
       Regulation 71 of the SEBI (ICDR) Regulations;
       the 'Relevant Dale' for the purpose of determining
       the issue price of warrants, in pursuance of
       SEBI (ICDR) Regulations will be 28 JUL 2010;
       the aforesaid issue of Warrants shall be in
       accordance with the specified terms and conditions;
       subject to applicable statutory provisions,
       guidelines, notifications, circulars, rules
       and regulations, to decide, modify, alter and
       amend the terms of issue of the Warrants and
       the equity shares resulting from the conversion
       of such Warrants by its holders, as the Board
       may deem fit and expedient; to give effect
       to the aforesaid resolution, to delegate all
       or any of the powers or authorities herein
       conferred to any committee of Directors or
       any Director or any officer(s) of the Company,
       or to any advisor, consultant, agent, or intermediary
       and for the purpose of giving effect to this
       resolution, the Board acting on its own or
       through a committee of Directors or any other
       person duly authorized in this regard by the
       Board Committee of Directors of the Company,
       to do all such acts, deeds, matters and things
       as may be deemed necessary and to settle any
       or all questions/matters arising with respect
       to the offer, issue and allotment (including
       deciding the terms and conditions for the same),
       execute all such deeds, documents, agreements
       and writings as it may in its absolute discretion
       deem necessary or desirable for the purpose
       of giving effect to the aforesaid resolution,
       take such further steps as are required for
       the allotment of the said Warrants to be issued
       and allotted as aforesaid, to take such other
       steps that are incidental and ancillary in
       this regard, and to do, make or accept such
       alterations, modifications; without being required
       to seek any further consent or approval of
       the Members and that they shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; the consent
       and approval of the Company be and is hereby
       accorded to the Board or a committee thereof
       to offer, issue, allot and deliver one equity
       share of the Company for every one Warrant
       to the holders of such Warrants upon conversion
       of the Warrants




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  702526685
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246157
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2010
          Ticker:
            ISIN:  INE001A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 MAR      2010, the balance
       sheet as at that date and the reports of the
       Directors and  the Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mr. Keshub Mahindra as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. D. M. Sukthankar as a Director,            Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. N. M. Munjee as a Director, who            Mgmt          For                            For
       retires by rotation

6      Re-appoint Messrs Deloitte Haskins & Sells,               Mgmt          For                            For
       Chartered Accountants, having     Registration
       No. 117366W issued by the Institute of Chartered
       Accountants of  India, as the Auditors of the
       Corporation, to hold office as such from the
       conclusion of this meeting until the conclusion
       of the next AGM, on a         remuneration
       of INR 78,00,000 plus applicable service tax
       and reimbursement   of out-of-pocket expenses
       incurred by them for the purpose of the audit
       of    the Corporation's accounts at the head
       office, all its branch offices in      India
       and its branch offices at London and Singapore;
       CONTD

CONT   CONTD authorize the Board of Directors of the             Non-Voting    No vote
       Corporation, pursuant to the    provisions
       of Section 228(1) and other applicable provisions,
       if any, of the  Companies Act, 1956, to appoint
       Messrs Deloitte Haskins & Sells, Chartered
       Accountants as Branch Auditors or any other
       person who may be qualified to    act as such,
       in consultation with the Auditors of the Corporation
       and to fix  their remuneration, for the purpose
       of the audit of any branch offices that   may
       be opened by the Corporation outside India
       during the period until the    conclusion of
       the next AGM

7      Re-appoint Messrs PKF, Chartered Accountants,             Mgmt          For                            For
       having Registration No. 10      issued by the
       Ministry of Economy, U.A.E., pursuant to the
       provisions of      Section 228(1) and other
       applicable provisions, if any, of the Companies
       Act, 1956, as Branch Auditors of the Corporation
       for the purpose of the audit of   the accounts
       of the Corporation's branch office at Dubai,
       to hold office as   such from the conclusion
       of this meeting until the conclusion of the
       next     AGM, on such terms and conditions
       and on such remuneration, as may be fixed
       by the Board of Directors of the Corporation,
       depending upon the nature and   scope of their
       work

8      Appointment of Mr. Deepak S. Parekh as a Director         Mgmt          For                            For
       of the Corporation, in      respect of whom
       the Corporation has received notices in writing
       along with a  deposit of INR 500 each from
       some Members proposing him as a candidate for
       the office of Director under the provisions
       of Section 257 of the Companies   Act, 1956,
       liable to retire by rotation in accordance
       with the provisions of  the Companies Act,
       1956

9      Approve the Members of the Corporation, pursuant          Mgmt          For                            For
       to the provisions of         Sections 198,
       269 read with Schedule XIII, 309, 310, 311
       and other applicable provisions, if any, of
       the Companies Act, 1956, including any amendment,
       modification, variation or re-enactment,
       to revise the range of salary        payable
       to the Managing Directors of the Corporation
       from the existing range  of INR 4,00,000 to
       INR 7,00,000 per month to INR 6,00,000 to INR
       10,00,000    per month and that of the Whole-time
       Director of the Corporation in the range of
       INR 3,00,000 to INR 6,00,000 per month, with
       effect from 1 JAN 2010, with  authority to
       the Board of Directors of the Corporation CONTD

CONT   CONTD  hereinafter referred to as the Board               Non-Voting    No vote
       which term shall be deemed to     include the
       Compensation Committee of Directors  to determine
       their salary,   from time to time, within the
       said salary range; authorize the Board to do
       all such acts, deeds, matters and things
       and execute all such agreements,     documents,
       instruments and writings as may be required,
       with power to settle  all questions, difficulties
       or doubts that may arise in regard to this
       resolution as it may in its sole discretion
       deem fit and to delegate all or   any of its
       powers herein conferred to any committee of
       Directors and/or       Directors and/or Officers
       of the Corporation, to give effect to this
       resolution

10     Approve the Members of the Corporation, pursuant          Mgmt          For                            For
       to the provisions of         Sections 198,
       269 read with Schedule XIII, 309, 310, 311
       and other applicable provisions, if any, of
       the Companies Act, 1956, including any amendment,
       modification, variation or re-enactment
       thereof, to the appointment of Ms.    Renu
       Sud Karnad as the Managing Director of the
       Corporation for a period of 5 years with effect
       from 01 JAN 2010, upon the terms and conditions
       including   those relating to remuneration
       as specified, which agreement is hereby
       specifically approved and sanctioned with
       authority to the Board of Directors of the
       Corporation  hereinafter referred to as the
       Board which term shall be  deemed to include
       the Compensation Committee of Directors  to
       alter and vary  the terms and conditions of
       the said appointment and/or agreement CONTD

CONT   CONTD  including authority, from time to time,            Non-Voting    No vote
       to determine the amount of     salary and commission
       as also the type and amount of perquisites,
       other       benefits and allowances payable
       to Ms. Renu Sud Karnad , in such manner as
       may be agreed to between the Board and Ms.
       Renu Sud Karnad; provided however  that the
       remuneration payable to Ms. Renu Sud Karnad
       shall not exceed the     limits specified in
       the said agreement and the limits prescribed
       under        Schedule XIII to the Companies
       Act, 1956, including any amendment,
       modification, variation or re-enactment
       thereof; in the event of any loss,    absence
       or inadequacy of profits in any FY, during
       the term of office of Ms.  Renu Sud Karnad,
       the remuneration payable to her by way of salary,
       commission, perquisites, CONTD

CONT   CONTD other benefits and allowances shall not,            Non-Voting    No vote
       without the approval of the    Central Government
       if required , exceed the limits prescribed
       under Schedule XIII and other applicable provisions
       of the Companies Act, 1956, or any       amendment,
       modification, variation or re-enactment thereof;
       authorize the     Board to do all such acts,
       deeds, matters and things and execute all such
       agreements, documents, instruments and
       writings as may be required, with      power
       to settle all questions, difficulties or doubts
       that may arise in       regard to the said
       appointment as it may in its sole discretion
       deem fit and  to delegate all or any of its
       powers herein conferred to any committee of
       Directors and/or Directors and/or Officers
       of the Corporation, to give effect to this
       resolution

11     Appointment of Mr. V. Srinivasa Rangan as a               Mgmt          For                            For
       Director of the Corporation, in   respect of
       whom the Corporation has received a notice
       in writing along with a deposit of INR 500
       from a Member proposing him as a candidate
       for the office  of Director under the provisions
       of Section 257 of the Companies Act, 1956;
       approve the Members of the Corporation pursuant
       to the provisions of Sections 198, 269 read
       with Schedule XIII, 309, 310, 311 and other
       applicable          provisions, if any, of
       the Companies Act, 1956, including any amendment,
       modification, variation or re-enactment
       thereof, to the appointment of Mr. V. Srinivasa
       Rangan as the Wholetime Director of the Corporation
       designated as  Executive Director  for a period
       of 5 years with effect from 01 JAN 2010,
       upon the terms and conditions including those
       relating to remuneration CONTD

CONT   CONTD as specified, which agreement is hereby             Non-Voting    No vote
       specifically approved and       sanctioned
       with authority to the Board of Directors of
       the Corporation        hereinafter referred
       to as the Board which term shall be deemed
       to include    the Compensation Committee of
       Directors  to alter and vary the terms and
       conditions of the said appointment and/or
       agreement  including authority,     from time
       to time, to determine the amount of salary
       and commission as also   the type and amount
       of perquisites, other benefits and allowances
       payable to  Mr. V. Srinivasa Rangan , in such
       manner as may be agreed to between the
       Board and Mr. V. Srinivasa Rangan; provided
       however that the remuneration     payable to
       Mr. V. Srinivasa Rangan shall not exceed the
       limits specified in   the said agreement and
       the limits prescribed under Schedule XIII to
       the       Companies Act, 1956, including any
       amendment, modification, variation or
       re-enactment thereof; in the event of any loss,
       absence or inad

CONT   CONTD during the term of office of Mr. V. Srinivasa       Non-Voting    No vote
       Rangan, the remuneration  payable to him by
       way of salary, commission, perquisites, other
       benefits and  allowances shall not, without
       the approval of the Central Government  if
       required , exceed the limits prescribed
       under Schedule XIII and other         applicable
       provisions of the Companies Act, 1956, or any
       amendment,           modification, variation
       or re-enactment thereof; authorize the Board
       to do    all such acts, deeds, matters and
       things and execute all such agreements,
       documents, instruments and writings as may
       be required, with power to settle  all questions,
       difficulties or doubts that may arise in regard
       to the said    appointment as it may in its
       sole discretion deem fit and to delegate all
       or  any of its powers herein conferred to any
       committee of Directors and/or       Directors
       and/or Officers of the Corporation, to give
       effect to this          resolution

12     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       94 and other applicable        provisions,
       if any, of the Companies Act, 1956, including
       any amendment,      modification, variation
       or re-enactment thereof and the provisions
       of the     Articles of Association of the Corporation
       and subject to requisite           approvals,
       the equity shares of the Corporation having
       nominal face value of  INR 10 per equity share
       be sub-divided into equity shares having nominal
       face value of INR 2 per equity share and the
       relevant Capital Clauses in the       Memorandum
       and Articles of Association of the Corporation
       be accordingly      altered as proposed in
       the resolutions as specified; authorize the
       Board of   Directors of the Corporation to
       do all such acts, deeds, CONTD

CONT   CONTD matters and things including issue of               Non-Voting    No vote
       fresh share certificates of the   nominal face
       value of INR 2 per equity share and execute
       all such agreements, documents, instruments
       and writings as may be required in the said
       connection, with power to settle
       all questions, difficulties or doubts that
       may arise in regard to this resolution as
       it may in its sole discretion deem  fit and
       to delegate all or any of its powers herein
       conferred to any          committee of Directors
       and/or Directors and/or Officers of the Corporation,
       to give effect to this resolution

13     Approve, on the resolution for sub-division               Mgmt          For                            For
       of the nominal face value of      equity shares
       being duly passed and becoming effective as
       stated in the       resolution as specified,
       the existing Clause V of the Memorandum of
       Association of the Corporation be
       deleted and in place thereof the following
       new Clause V be substituted - The Authorized
       Share Capital of the Corporation is INR 325,00,00,000
       consisting of 162,50,00,000 equity shares of
       INR 2 each

S.14   Approve, on the resolution for sub-division               Mgmt          For                            For
       of the nominal face value of      equity shares
       being duly passed and becoming effective as
       stated in the       resolution as specified
       and pursuant to the provisions of Section 31
       and      other applicable provisions, if any,
       of the Companies Act, 1956 and the       provisions
       of other statutes as applicable, the existing
       Article 3 of the     Articles of Association
       of the Corporation be deleted and in place
       thereof    the following new Article 3 be substituted
       - The Authorized Share Capital of  the Corporation
       is INR 325,00,00,000 consisting of 162,50,00,000
       equity       shares of INR 2 each




--------------------------------------------------------------------------------------------------------------------------
 ICICI BK LTD                                                                                Agenda Number:  703104973
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2011
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited Profit         Mgmt          For                            For
       and Loss Account for the    financial year
       ended March 31, 2011 and Balance Sheet as at
       that date         together with the Reports
       of the Directors and the Auditors

2      To declare dividend on preference shares                  Mgmt          For                            For

3      To declare dividend on equity shares                      Mgmt          For                            For

4      To appoint a director in place of Mr. M.S. Ramachandran,  Mgmt          For                            For
       who retires by       rotation and, being eligible,
       offers himself for re-appointment

5      To appoint a director in place of Mr. K. Ramkumar,        Mgmt          For                            For
       who retires by rotation    and, being eligible,
       offers himself for re-appointment

6      Resolved that subject to the approval of the              Mgmt          For                            For
       Reserve Bank of India and        pursuant to
       the provisions of Sections 224, 225 and other
       applicable          provisions, if any, of
       the Companies Act, 1956 and the Banking Regulation
       Act, 1949, S. R. Batliboi & Co., Chartered
       Accountants (registration No.      301003E),
       be appointed as statutory auditors of the Company,
       to hold office   from the conclusion of this
       Meeting until the conclusion of the next Annual
       General Meeting of the Company, on a remuneration
       (including terms of         payment) to be
       fixed by the Board of Directors of the Company,
       based on the   recommendation of the Audit
       Committee, plus service tax and such other
       tax(es), as may be applicable, and reimbursement
       of all out-of-pocket         expenses in connection
       with the audit of the accounts of the Company
       for the  year ending March 31, 2012

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable  provisions,
       if any, of the Companies Act, 1956 and the
       Banking Regulation     Act, 1949, the Board
       of Directors of the Company be and is hereby
       authorised  to appoint branch auditors, as
       and when required, in consultation with the
       statutory auditors, to audit the accounts
       in respect of the Company's         branches/offices
       in India and abroad and to fix their terms
       and conditions of appointment and remuneration,
       based on the recommendation of the Audit
       Committee, plus service tax and such other
       tax(es), as may be applicable, and reimbursement
       of all out-of-pocket expenses in connection
       with the audit of   the accounts of the branches/offices
       in India and abroad for the year ending  March
       31, 2012

8      Resolved that Mr. V. Prem Watsa, a Director,              Mgmt          For                            For
       who retires by rotation at this  Annual General
       Meeting and who has expressed his desire not
       to be             re-appointed as a Director,
       be retired and not be re-appointed. Resolved
       further that the resulting vacancy not
       be filled up at this Meeting or any    adjourned
       Meeting thereof

9      Resolved that subject to the applicable provisions        Mgmt          For                            For
       of the Companies Act,      1956, the Banking
       Regulation Act, 1949 and the provisions of
       the Articles of  Association of the Company,
       and subject to the approval of Reserve Bank
       of    India, consent of the Members of the
       Company be and is hereby accorded for    revision
       in the remuneration payable to Ms. Chanda Kochhar,
       Managing Director & CEO effective April 1,
       2011 as follows: Ms. Chanda Kochhar shall be
       eligible to receive a Supplementary
       Allowance of INR 700,000 per month.       Resolved
       further that other terms and conditions relating
       to remuneration of  Ms. Chanda Kochhar shall
       remain unchanged

10     Resolved that subject to the applicable provisions        Mgmt          For                            For
       of the Companies Act,      1956, the Banking
       Regulation Act, 1949 and the provisions of
       the Articles of  Association of the Company,
       and subject to the approval of Reserve Bank
       of    India, consent of the Members of the
       Company be and is hereby accorded for    revision
       in the remuneration payable to Mr. N. S. Kannan,
       Executive Director  & CFO effective April 1,
       2011 as follows: Mr. N. S. Kannan shall be
       eligible  to receive a Supplementary Allowance
       of INR 480,000 per month. Resolved       further
       that other terms and conditions relating to
       remuneration of Mr. N. S. Kannan shall remain
       unchanged

11     Resolved that subject to the applicable provisions        Mgmt          For                            For
       of the Companies Act,      1956, the Banking
       Regulation Act, 1949 and the provisions of
       the Articles of  Association of the Company,
       and subject to the approval of Reserve Bank
       of    India, consent of the Members of the
       Company be and is hereby accorded for    revision
       in the remuneration payable to Mr. K. Ramkumar,
       Executive Director   effective April 1, 2011
       as follows: Mr. K. Ramkumar shall be eligible
       to      receive a Supplementary Allowance of
       INR 480,000 per month. Resolved further  that
       other terms and conditions relating to remuneration
       of Mr. K. Ramkumar   shall remain unchanged

12     Resolved that subject to the applicable provisions        Mgmt          For                            For
       of the Companies Act,      1956, the Banking
       Regulation Act, 1949 and the provisions of
       the Articles of  Association of the Company,
       and subject to the approval of Reserve Bank
       of    India, consent of the Members of the
       Company be and is hereby accorded for    revision
       in the remuneration payable to Mr. Rajiv Sabharwal,
       Executive        Director effective April 1,
       2011 as follows: Mr. Rajiv Sabharwal shall
       be     eligible to receive a Supplementary
       Allowance of INR 465,000 per month.       Resolved
       further that other terms and conditions relating
       to remuneration of  Mr. Rajiv Sabharwal shall
       remain unchanged




--------------------------------------------------------------------------------------------------------------------------
 INDIA INFOLINE LTD, MUMBAI                                                                  Agenda Number:  702551929
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3914X109
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2010
          Ticker:
            ISIN:  INE530B01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet of the Company as at 31 MAR 2010 and
       the profit & loss account for the FYE on that
       date together with the reports of the Auditors'
       and the Directors' thereon

2.     Re-appoint Mr. Kranti Sinha as a Director, who            Mgmt          For                            For
       retires by rotation

3.     Re-appoint M/s. Sharp and Tannan Associates,              Mgmt          For                            For
       Chartered Accountants, as the Statutory Auditors
       of the Company, until the conclusion of the
       next AGM

S.4    Authorize the Board, pursuant to the provisions           Mgmt          Against                        Against
       of Section 81[1A] and other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any amendments thereto or re-enactment thereof]
       [the Act], the provisions of the Securities
       and Exchange Board of India [Issue of Capital
       and Disclosure Requirements] Regulations, 2009,
       as amended from time to time [the SEBI ICDR
       Regulations], the provisions of the Foreign
       Exchange Management Act, 2000, [FEMA], Foreign
       Exchange Management [Transfer or Issue of Security
       by a Person Resident Outside India] Regulations,
       2000, as amended from time to time and all
       other applicable rules, regulations, guidelines,
       notifications, clarifications, circulars issued
       by the Government of India [the GOI], the Reserve
       Bank of India [the RBI], Foreign Investment
       Promotion Board [the FIPB], the Securities
       and Exchange Board of India [the SEBI], the
       Stock Exchanges and/or any other competent
       authorities, institutions or bodies, as may
       be applicable [including any amendment thereto
       or re-enactment thereof for the time being
       in force] and enabling provisions of the Memorandum
       and Articles of Association of the Company,
       the Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       Equity Shares of the Company are listed and
       subject to requisite approvals, permissions,
       consents and sanctions, if any, of the GOI,
       RBI, FIPB, SEBI, the Stock Exchanges, Registrar
       of Companies [ROC] and all other concerned
       authorities, institutions or bodies, whether
       in India and/or abroad, [hereinafter referred
       to as Appropriate Authorities] as may be necessary,
       and subject to such conditions and modifications
       as may be prescribed by any of them while granting
       such approvals, permissions, consents and sanctions
       [hereinafter referred to as Requisite Approvals]
       which may be agreed to or accepted by the Board
       of Directors of the Company [hereinafter referred
       to as the Board, which term shall be deemed
       to include any Committee thereof which the
       Board may have constituted or hereinafter constitute
       to exercise its powers including the powers
       conferred by this resolution], in its absolute
       discretion to create, offer, issue and allot
       from time to time, in one or more tranches,
       in the course of domestic and /or international
       offerings to one or more persons whether or
       not they are members of the Company, including
       but not limited to Qualified Institutional
       Buyers as defined under the SEBI ICDR Regulations,
       whether Domestic Investors / Foreign Investors
       whether members of the Company or not, through
       Qualified Institutional Placement [QIP], through
       a private placement and/or any other nature
       of offering as may be permitted under applicable
       law from time to time, with or without an over
       allotment option/ green shoe option, if any,
       equity shares, secured or unsecured Debentures,
       Bonds, Warrants or any other securities but
       not limited to, Foreign Currency Convertible
       Bonds [FCCB], Convertible Debentures [CDs],
       Bonds with detachable Share warrants, Global
       Depository Receipts [GDR], American Depository
       Receipts [ADR], or any other equity related
       instrument of the Company or a combination
       of the foregoing including but not limited
       to a combination of equity shares and/ or any
       other securities whether convertible into equity
       shares or not at the option of the Company
       and / or holders of the securities [all of
       which are hereinafter collectively referred
       to as Securities], for an amount not exceeding
       INR 400 crores including green shoe option,
       if any, inclusive of such premium that may
       be finalized by the Board, whether to be listed
       on any stock exchange in India or any international
       stock exchange outside India, through an offer
       document and/or prospectus and/or offer letter,
       and/or offering circular, and/or on public
       and/or private basis, whether rupee denominated
       or denominated in one or more foreign currency,
       at such time or times, at such price or prices
       in such manner and on such terms and conditions
       as may be decided by and deemed appropriate
       by the Board as per applicable laws, including
       the discretion to determine the categories
       and combination of Investors to whom the offer,
       issue and allotment shall be made considering
       the prevailing market conditions and other
       relevant factors and wherever necessary in
       consultation with lead managers, financial
       advisors and legal advisors, as the Board in
       its absolute discretion may deem fit and appropriate.
       pursuant to the provisions of Section 81[1A]
       and other applicable provisions, if any, of
       the Companies Act, 1956, [including any amendments
       thereto or re-enactment thereof] and the provisions
       of Chapter VIII of the SEBI ICDR Regulations
       and the provisions of Foreign Exchange Management
       Act, 2000, Foreign Exchange Management [Transfer
       or Issue of Security by a Person Resident Outside
       India] Regulations, 2000, the consent granted
       to the Board of Directors in terms of the preceding
       resolution to create, issue, offer and allot
       Securities of amount not exceeding INR 400
       crores [inclusive premium], includes the consent
       granted to the Board of Directors to issue
       Securities, in its sole discretion, to Qualified
       Institutional Buyers [as defined under the
       SEBI ICDR Regulations] pursuant to a Qualified
       Institutional Placement, as provided under
       Chapter VIII of the SEBI ICDR Regulations;
       the relevant date for determining the pricing
       of the Securities to be allotted pursuant to
       the Qualified Institutional Placement, if any,
       would be the date as provided under Chapter
       VIII of the SEBI ICDR Regulations, as may be
       amended from time to time. the relevant date
       for determining the pricing of the Securities
       convertible into or exchangeable with equity
       shares of the Company, to be allotted pursuant
       to the Qualified Institutional Placement, if
       any, would be the date of the meeting of the
       Board of Directors or the Committee of Board
       of Directors of the Company, decides to open
       the issue of such convertible Securities or
       the date on which the holders of such convertible
       Securities become entitled to apply for equity
       shares. in case of an issuance of FCCBs / ADRs
       / GDRs, the relevant date for the determination
       of the issue price of the Securities offered,
       shall be determined in accordance with the
       Issue of Foreign Currency Convertible Bonds
       and Ordinary Shares [through Depository Receipt
       Mechanism] Scheme, 1993, as may be amended
       from time to time; in addition to all applicable
       Indian laws, the Securities issued in pursuance
       of this Resolution shall also be governed by
       all applicable laws and regulations of any
       jurisdiction outside India where they are listed
       or proposed to be listed or that may in any
       other manner apply to such Securities or provided
       in the terms of their issue; to issue and allot
       such number of Securities as may be required,
       including issue and allotment of equity shares
       upon conversion of any Securities referred
       to above or as may be necessary in accordance
       with the terms of the offer, all such equity
       shares shall rank pari passu and inter-se with
       the then existing equity shares of the Company
       in all respects; without prejudice to the generality
       of the foregoing, issue of the Securities may
       be done upon all or any terms or combination
       of terms and conditions providing for the payment
       of interest, additional interest, premium on
       redemption, prepayment or any other debt service
       payments and all such terms as are provided
       customarily in an issue of Securities of this
       nature; CONTD.

       CONTD. in its absolute discretion, to dispose             Non-Voting    No vote
       off such of these Securities as are not subscribed,
       in such a manner, as the Board may deem fit
       and as permissible by law; for the purpose
       of giving effect to the above resolutions and
       matters concerning thereto, connected therewith
       and incidental thereto, authorize the Board
       on behalf of the Company to take all actions
       and to do all such acts, deeds, matters and
       things as it may in its absolute discretion
       deem necessary, desirable or expedient and
       to resolve and settle all questions and difficulties
       that may arise in the proposed issue / offer,
       allotment and conversion of any of the aforesaid
       Securities, utilization of the issue proceeds
       and to do all such acts, deeds, matters and
       things as it may, in its absolute discretion,
       deem necessary, desirable or expedient, without
       being required to seek any further consent
       or approval of the members or otherwise to
       the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authority of this resolution




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702614567
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2010
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, profit and     loss account
       for the YE on that date and the reports of
       the Board of          Directors and the Auditors
       thereon

2      Re-appoint Brig. Labh Singh Sitara as a Director,         Mgmt          For                            For
       who retires by rotation

3      Re-appoint Mr. Aishwarya Katoch as a Director,            Mgmt          For                            For
       who retires by rotation

4      Appointment of M/s Sharma Goel & Co., Chartered           Mgmt          For                            For
       Accountants,  Registration    no.:000643-N
       as the Auditors of the Company, to hold office
       from the         conclusion of this AGM until
       the conclusion of the next AGM of the Company
       on such remuneration as may be fixed by the
       Board of Directors

S.5    Approve, pursuant to Section 81 1A  and other             Mgmt          For                            For
       applicable provisions, if any,  of the Companies
       Act, 1956  including any statutory modification
       or           re-enactment thereof for the time
       being in force  and in accordance with the
       Articles of Association of the Company, the
       Listing Agreements with stock     exchanges,
       Securities and Exchange Board of India  Employee
       Stock Option      Scheme and Employee Stock
       Purchase Scheme  Guidelines, 1999, as amended
       from  time to time, the applicable guidelines
       and clarifications issued by the      Reserve
       Bank of India and any other statutory/regulatory
       authorities, consent of the shareholders accorded
       for amending the 'Indiabulls Real Estate Limited
       Employees Stock Option Scheme 2006' and 'Indiabulls
       Real Estate Limited       Employees Stock Option
       Scheme 2008 II '  Stock Option Schemes , CONTD...

CONT   CONTD...earlier consented to/approved by the              Non-Voting    No vote
       shareholders, to empower the     Board of Directors
       of the Company  which expression shall also
       include a      Committee thereof  to entrust
       the holding of Securities for the benefit of
       the eligible employees and to manage the
       implementation of Stock Option       Schemes,
       by the Employees Welfare Trust, in accordance
       with the terms of the  respective Stock Option
       Schemes




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702731072
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  OTH
    Meeting Date:  28-Dec-2010
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 769805 DUE TO RECEIPT OF ACTUAL RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution under Section 81(1A) and               Mgmt          For                            For
       other applicable provisions, to create issue,
       offer and allot at any time or from time to
       time, directly or through a Trust, to the Eligible
       Employees, stock options not exceeding 3,00,00,000
       in number, representing 3,00,00,000 equity
       shares of face value INR. 2 each of the Company,
       in one or more tranches and upon such terms
       and conditions as may be deemed appropriate
       by the Board, each option giving the right
       but not the obligation, to the holder, to acquire,
       purchase, or subscribe for cash, 3,00,00,000
       fully paid equity shares of face value INR.
       2 each of the Company, in accordance with the
       terms of the 'Employee Stock Option Scheme-2010'
       ("IBREL ESOP-2010")

2      Special Resolution under Section 81(1A) and               Mgmt          For                            For
       other applicable provisions, to create, issue,
       offer and allot at any time or from time to
       time, either directly or through a trust, such
       number of stock options, in one or more tranches,
       in accordance with the terms of the 'Employee
       Stock Option Scheme-2010' (IBREL ESOP-2010")
       to Eligible Employees who are permanent employees
       of the subsidiaries of the Company, working
       in India or out of India, and the Directors
       of the subsidiaries of the Company, whether
       whole-time or not, but not including the promoter
       directors or directors holding by themselves
       or through the relatives or any body corporate,
       10% or more of the outstanding equity of the
       Company

3      Special Resolution under Section 81(1A) and               Mgmt          For                            For
       other applicable provisions, to identify specific
       Eligible Employees and grant options, during
       any one year, equal to, or exceeding, 1% of
       the issued capital (excluding outstanding warrants
       and conversions) of the Company, at the time
       of grant under 'Employee Stock Option Scheme-2010'
       ("IBREL ESOP-2010")




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  702559064
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  OTH
    Meeting Date:  06-Aug-2010
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 724026 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Authorize the Board, pursuant to Section 81,              Mgmt          For                            For
       81(1A) and all other applicable provisions
       of the Companies Act, 1956, including any statutory
       modification or re-enactment thereof, for the
       time being in force [the "Act"], in accordance
       with the Securities and Exchange Board of India
       [issue of capital and disclosure requirements]
       regulations, 2009, as amended from time to
       time ["SEBI ICDR Regulations], the Foreign
       Exchange Management Act, 2000, the Exchange
       Management [transfer or issue securities by
       a person resident outside India] regulations,
       2000, the Foreign Exchange Management [borrowing
       or lending in Rupees] regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof, and the provisions of any rules/regulations/guidelines issued/framed by the Central Government, Reserve
       Bank of India, Foreign Investment Promotion
       Board, Securities and Exchange Board of India
       and any other appropriate authorities [hereinafter
       collectively referred to as "the Appropriate
       Authorities"], enabling provisions of the Memorandum
       and Articles of Association of the Company
       and the listing agreement entered into by the
       Company with the Stock Exchange(s) where the
       shares of the Company are listed and subject
       to the Company obtaining all approvals from
       the Appropriate Authorities; and subject to
       such conditions and modifications, as may be
       prescribed by any one them while granting any
       such approval, consent, permission, and/or
       sanction [hereinafter referred to as "the requisite
       approvals"], which may be agreed to by the
       Board of Directors of the Company [hereinafter
       called "the Board" which term shall be deemed
       to include any Committee which the Board may
       have constituted or hereinafter constitute
       to exercise its power including the power conferred
       by this resolution], the consent, to offer,
       issue, and allot 8,40,00,000 Compulsorily Convertible
       Cumulative Shares ["CCCPS"] of INR 100 each
       at par aggregating to INR 840 Crore to the
       investors as specified [the "Investors"] by
       way of a preferential issue for a tenor not
       exceeding 18 months which will carry a preferential
       dividend of 6% per annum, payable in accordance
       with the provisions of the Act and the terms
       of the agreement between the Company and the
       Investors until the conversion of the CCCPS
       into Equity Shares and the CCCPS held by the
       preference shareholders will get converted
       into Equity Shares of INR 10 each for cash
       at a premium at such price as may be determined
       by the Board in accordance with the SEBI Regulations,
       and such issue and allotment of equity shares
       resultant on conversion of the CCCPS may made
       at such time or times as determined by the
       Board in such manner as the Board may in its
       absolute discretion think fit in accordance
       with the terms of the agreements between the
       Company and the Investors, with the relevant
       date for the purpose of pricing of the resultant
       Equity Shares being thirty days prior to the
       date on which the shareholders approve this
       resolution and that the Board may finalize
       all matters incidental thereto as it may in
       its absolute discretion thin fit; the equity
       shares issued upon conversion of CCCPS shall
       rank pari passu in all aspects with the existing
       equity shares of the Company; for the purpose
       of giving effect to the above, the Board be
       and is hereby authorized to do all such acts,
       deeds, matters and things as it may, in its
       sole and absolute discretion deem necessary
       or desirable, for such purpose, and to sign
       agreements, deeds, documents and writings and
       to pay questions, disputes, difficulties or
       doubts that may arise in regard to such issue(s)
       or allotment(s), including providing any and
       all clarification that may be required by the
       Appropriate Authorities and/or making any modification
       to this Special Resolution fore the meeting
       the requirements of the Appropriate Authorities
       and to obtain any approvals, permissions, sanctions,
       consents from SEBI, Stock Exchanges, FIPB,RBI
       and such other authorities which may be necessary
       or desirable in relation to the issue of the
       said shares on preferable basis; to decide
       and approve to other terms and conditions of
       the issue subject to agreement with the investors
       and also shall be entitled to vary, modify
       or alter any other terms and conditions, as
       it may deem expedient, subject however to the
       compliance with the applicable guidelines,
       notifications ,rules and regulations; to delegate
       to be extent permitted by law, all or any of
       the powers herein conferred to any Committee
       of Directors or the Managing Director or any
       Whole time Director or any Officer and Officers
       of the Company to give effect to the aforesaid
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ING VYSYA BANK LTD                                                                          Agenda Number:  702525544
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9383Q129
    Meeting Type:  AGM
    Meeting Date:  01-Jul-2010
          Ticker:
            ISIN:  INE166A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the balance sheet as at 31 MAR 2010,              Mgmt          For                            For
       profit and loss account for the  YE on that
       date together with the Auditors' report thereon
       and the Directors' report attached thereto
       for that year

2      Declare a dividend on equity shares for the               Mgmt          For                            For
       YE 31 MAR 2010

3      Re-appoint Mr. Aditya Krishna as a Director,              Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. Santosh Ramesh Desai as a Director,        Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. Richard Cox as a Director, who             Mgmt          For                            For
       retires by rotation

6      Re-appoint, pursuant to the applicable provisions         Mgmt          For                            For
       of the Companies Act, 1956  and of the Banking
       Regulation Act, 1949. M/s. S R Batliboi & Company,
       Chartered Accountants, Kolkata  Firm
       Registration No. 301003E , as the        Statutory
       Auditors of the Bank for the year 2010-11,
       in terms of approval of  the Reserve Bank of
       India, vide its letter No.
       DBS.ARS.No.16498/08:27.005/2009-10
       dated 28 MAY 2010 under Section 30(1 A) of
       the Banking Regulation Act, 1949 and to hold
       office from the conclusion of    the 79 AGM
       till the conclusion of the next AGM of the
       Bank under Section      224(1) of the Companies
       Act, 1956, on a remuneration  including the
       terms of  payment  to be fixed by the Board
       of Directors of the Bank,

CONT   based on the recommendation of the Audit Committee,       Non-Voting    No vote
       plus service tax and such other taxes as specified,
       as may be agreed to by the said Board in connection
       with the audit of the accounts of the Bank
       for the year ending 31 MAR2011;    authorize
       the Board of Directors of the Bank, pursuant
       to the provisions of   Section 228 and other
       applicable provisions, if any, of the Companies
       Act,    1956 and the Banking Regulation Act,
       1949, to appoint Branch Auditors, as and when
       required, in consultation with the Statutory
       Auditors, to audit the      accounts of the
       Bank's branches/offices for the year ending
       31 MAR 2011 and   to fix their remuneration
       including the terms of payment  based on the
       recommendation of the Audit Committee,
       plus service tax and such other taxes, as may
       be applicable

7      PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Abstain                        Against
       Appointment of Mr. Peter     Maria Staal as
       a Director of the Company, in respect of whom
       the Company has  received a notice in writing
       along with the requisite amount of deposit
       from  a Member proposing Mr. Peter Maria Staal,
       as a candidate for the office of    Director
       under Section 257 of the Companies Act, 1956
       liable to retire by     rotation

S.8    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 (1A) and other  applicable provisions,
       if any, of the Companies Act 1956  including
       any       statutory modifications or re-enactments
       thereof  and in accordance with the  provisions
       of the Memorandum and Articles of Association
       of the Bank and the  regulations/guidelines
       prescribed by Securities and Exchange Board
       of India,  or any other relevant authority
       from time to time, to the extent applicable
       and subject to such approvals. consents,
       permissions and sanctions and        subject
       to such conditions as may be prescribed by
       any of them while granting such approvals,
       consents, permissions and sanctions, the Board
       of Directors   of the Bank to create, issue,
       offer or allot such number of stock options,
       to or for the benefit of such person or persons
       as CONTD.

CONT   CONTD. are in the permanent employment of the             Non-Voting    No vote
       Bank, including any Directors   of the Company,
       whether whole-time or otherwise, as may be
       decided by the     Board of Directors, at any
       time, as are convertible into not more than
       1,15,00,000 equity shares of the Bank
       under an Employee Stock Option Scheme   titled
       ESOS 2010, in 1 or more tranches and on such
       terms and conditions as   the Board of Directors
       may decide; each stock option shall be convertible
       into one equity share  of a face value
       of INR 10 per share  of the Bank;     subject
       to the terms stated herein, the equity shares
       allotted pursuant to    the aforesaid resolution
       shall in all respects rank pari passu inter
       se with  the then existing equity shares of
       the Bank CONTD.

CONT   CONTD. authorize the Board on behalf of the               Non-Voting    No vote
       Bank for the purpose of giving    effect to
       any creation, issue, offer or allotment of
       equity shares as         described above, subject
       to all applicable laws, rules and regulations
       to do  all such acts, deeds, matters and things
       as it may, in its absolute           discretion,
       deem necessary or desirable for such purpose
       and with power on    behalf of the Bank to
       settle all questions, difficulties or doubts
       that may   arise in regard to such creation,
       issue, offer or allotment  including to
       amend or modify any of the terms of such creation,
       issue, offer or allotment  CONTD.

CONT   CONTD. without being required to seek any further         Non-Voting    No vote
       consent or approval of the  Members, as it
       may, in its absolute discretion deem fit, and
       that the Members shall be and are hereby deemed
       to have given their approval thereto expressly
       by authority of this resolution; authorize
       the Board to delegate all or any   of the powers
       herein conferred to any Committee constituted
       for this purpose  in terms of any applicable
       laws, rules and regulations

S.9    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 (1A) and other  applicable provisions
       if any, of the Companies Act, 1956  including
       any       statutory modifications or re-enactments
       thereof  and in accordance with the  provisions
       of the Memorandum and Articles of Association
       of the Bank and the  regulations/guidelines
       prescribed by the Securities and Exchange Board
       of     India, or any other relevant authority
       from time to time, to the extent       applicable
       and subject to such approvals, consents, permissions
       and sanctions and subject to such conditions
       as may be prescribed by any of them while
       granting such approvals, consents, permissions
       and sanctions, the Board of    Directors of
       the Bank to create, issue, offer or allot such
       number of stock   options, to or for the benefit
       of such person or persons as are in the
       permanent CONTD.

CONT   CONTD. employment of any subsidiary Companies             Non-Voting    No vote
       or holding companies of the     Bank including
       any Directors of the Companies, whether whole-time
       or          otherwise, as may be decided by
       the Board of Directors, at any time, as ore
       convertible into not more than 1,15,00,000
       equity shares of the Bank under an Employee
       Stock Option Scheme titled ESOS 2010, in one
       or more tranches and on such terms and conditions
       as the Board of Directors may decide; each
       stock    option shall be convertible into one
       equity share  of a face value of INR 10  per
       share  of the Bank; subject to the terms stated
       herein, the equity shares allotted pursuant
       to the aforesaid resolution shall in all respects
       rank pari passu inter se with the then existing
       equity shares of the Bank CONTD.

CONT   CONTD. authorize the Board on behalf of the               Non-Voting    No vote
       Rank for the purpose of giving    effect to
       any creation, issue, offer or allotment of
       equity shares, as        described above, subject
       to all applicable laws rules and regulations,
       to do  all such acts, deeds, matters and things
       as it may, in its absolute           discretion,
       deem necessary or desirable for such purpose,
       and with power on   behalf of the Bank to settle
       all questions, difficulties or doubts that
       may   arise in regard to such creation, issue,
       offer or allotment  including to     amend
       or modify any of the terms of such creation,
       issue, offer or allotment  , CONTD.

CONT   CONTD. without being required to seek any further         Non-Voting    No vote
       consent or approval of the  Members, as it
       may, in its absolute discretion deem fit, and
       that the Members shall be and are hereby deemed
       to have given their approval thereto expressly
       by authority of this Resolution; authorize
       the Board to delegate all or any   of the powers
       herein conferred to any Committee constituted
       for this purpose  in terms of any applicable
       laws, rules and regulations




--------------------------------------------------------------------------------------------------------------------------
 ING VYSYA BANK LTD                                                                          Agenda Number:  703065044
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9383Q129
    Meeting Type:  OTH
    Meeting Date:  06-Jun-2011
          Ticker:
            ISIN:  INE166A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Further issue of capital by way of Private Placement      Mgmt          For                            For
       of Equity Shares or Securities equivalent thereto
       to Qualified Institutional Buyers and Preferential
       allotment to ING Group, Foreign Promoters




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  702539668
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2010
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the accounts of the Company for the FYE             Mgmt          For                            For
       31 MAR 2010, the balance sheet  as at that
       date and the reports of the Directors and the
       Auditors thereon

2      Declare a dividend for the FYE 31 MAR 2010                Mgmt          For                            For

3      Election of Directors, who retire by rotation             Mgmt          For                            For

S.4    Appointment of Messrs. Deloitte Haskins & Sells,          Mgmt          For                            For
       Chartered Accountants        Registration No.
       302009E , as the Auditors of the Company to
       hold such office until the conclusion of the
       next AGM to conduct the audit at a remuneration
       of INR 135,00,000 payable in one or more
       installments plus service tax as     applicable,
       and reimbursement of out-of-pocket expenses
       incurred

5      Appointment of Mr. Anil Baijal as a Director              Mgmt          For                            For
       of the Company, liable to retire by rotation,
       for a period of five years from the date of
       this meeting, or     till such earlier date
       to conform with the policy on retirement as
       may be     determined by the Board of Directors
       of the Company and/or by any applicable  statutes,
       rules, regulations or guidelines

6      Appointment of Mr. Shilabhadra Banerjee as a              Mgmt          For                            For
       Director of the Company, liable  to retire
       by rotation, for a period of five years from
       the date of this       meeting, or till such
       earlier date upon withdrawal by the recommending
       Institution or to conform with the policy
       on retirement as may be determined  by the
       Board of Directors of the Company and/or by
       any applicable statutes,   rules, regulations
       or guidelines

7      Appointment of Mr. Angara Venkata Girija Kumar            Mgmt          For                            For
       as a Director of the Company,  liable to retire
       by rotation, for a period of five years from
       the date of     this meeting, or till such
       earlier date upon withdrawal by the recommending
       Institution or to conform with the policy
       on retirement as may be determined  by the
       Board of Directors of the Company and/or by
       any applicable statutes,   rules, regulations
       or guidelines

8      Appointment, in accordance with the applicable            Mgmt          For                            For
       provisions of the Companies    Act, 1956, or
       any amendment or re-enactment thereof, of Mr.
       Kurush Noshir     Grant as a Director, liable
       to retire by rotation, and as a Wholetime
       Director of the Company, for a period
       of three years with effect from 20 MAR  2010,
       or till such earlier date to conform with the
       policy on retirement as   may be determined
       by the Board of Directors of the Company and/or
       by any      applicable statutes, rules, regulations
       or guidelines, on such remuneration   as set
       out in the explanatory statement annexed to
       the notice convening this  meeting

9      Appointment, in accordance with the applicable            Mgmt          For                            For
       provisions of the Companies    Act, 1956, or
       any amendment or re-enactment thereof, of Mr.
       Anup Singh as a   Wholetime Director of the
       Company with effect from 22nd March, 2010 up
       to the date of this Meeting, on such remuneration
       as set out in the explanatory      statement
       annexed to the notice convening this meeting

10     Approve, in accordance with the applicable provisions     Mgmt          For                            For
       of the Companies Act,   1956, or any amendment
       or re-enactment thereof, the modification in
       the terms of remuneration paid or payable to
       the Wholetime Directors of the Company
       with effect from 01 APR 2010, as set out in
       the explanatory statement annexed to the notice
       convening this meeting

11     Approve that the share capital of the Company             Mgmt          For                            For
       be increased from INR           500,00,00,000
       divided into 500,00,00,000 Ordinary Shares
       of INR 1 each to as  INR 1000,00,00,000 divided
       into 1000,00,00,000 ordinary shares of INR
       1 each  by creation of further 500,00,00,000
       ordinary shares of INR 1 each

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       by the deletion of the       existing Article
       4 and by the substitution there for the new
       Article 4

13     Authorize the Board of Directors of the Company           Mgmt          For                            For
       "the Board", which term      shall be deemed
       to include any Committee thereof , in accordance
       with the     applicable provisions of the Companies
       Act, 1956  'the Act'  and the          Securities
       and Exchange Board of India  Issue of Capital
       and Disclosure       Requirements  Regulations,
       2009  'the Regulations' , including any amendment
       of the Act and/or the Regulations or re-enactment
       of the Act, and the         enabling provisions
       of the Articles of Association of the Company
       and subject to such approvals as may be necessary
       from any authority, to capitalize a sum not
       exceeding INR 392,64,64,400 from the Securities
       Premium Account for the   purpose of issue
       of Bonus Shares of INR 1 each, credited as
       fully paid-up     Ordinary Shares CONTD

CONT   CONTD to the holders of the Ordinary Shares               Non-Voting    No vote
       of the Company as on the 'Record  Date' to
       be determined by the Board for the purpose,
       in the proportion of 1   Bonus Share of INR
       1 each for every existing 1 fully paid-up Ordinary
       Share   of INR 1 each held by them and that
       the Bonus Shares so distributed shall,    for
       all purposes, be treated as an increase in
       the nominal amount in the      Share Capital
       of the Company held by each such Member, and
       not as income;     that the Bonus Shares so
       allotted shall rank pari passu in all respects
       with  the fully paid-up Ordinary Shares of
       the Company as existing on the Record    Date,
       save and except that they shall not be entitled
       to any dividend in      respect of any FY up
       to and including 31 MAR 2010; that the Bonus
       Shares so   allotted shall be subject to the
       terms and conditions contained CONTD

CONT   CONTD in the Memorandum and Articles of Association       Non-Voting    No vote
       of the Company; that no   letter of allotment
       shall be issued in respect of the Bonus Shares
       but in the case of Members who hold Ordinary
       Shares  or opt to receive the Bonus Shares
       in dematerialized form, the Bonus Shares shall
       be credited to the respective  beneficiary
       accounts of the Members with their respective
       Depository          Participants and in the
       case of Members who hold Ordinary Shares in
       certificate form, the share certificates
       in respect of the Bonus Shares shall be despatched,
       within the prescribed time limit; authorize
       the Board to take  necessary steps for listing
       of such Bonus Shares on the Stock Exchanges
       where the Ordinary Shares of the Company are
       listed in terms of the listing         Agreement
       and other applicable guidelines, rules or regulations;
       CONTD

CONT   CONTD and, for the purpose of giving effect               Non-Voting    No vote
       to this Resolution, to do all     such acts,
       deeds, matters and things and give such directions
       as may be       necessary or expedient, and
       to settle any question, difficulty or doubt
       that  may arise in this regard as the Board
       in its absolute discretion may deem fit or
       desirable and its decision shall be final and
       binding

S.14   Authorize the Board, in accordance with Section           Mgmt          For                            For
       81 1A  and other applicable   provisions, if
       any, of the Companies Act, 1956  'the Act'
       , the provisions of the Securities and Exchange
       Board of India  Employee Stock Option Scheme
       and  Employee Stock Purchase Scheme  Guidelines,
       1999  'the Guidelines' ,          including
       any amendment of the Act and / or the Guidelines
       or re-enactment of the Act, and the provisions
       of the Articles of Association of the Company,
       and subject to such approvals as may be
       necessary from any authority, to      grant,
       offer and issue to such present and future
       permanent employees and     Directors of the
       Company  collectively referred to as `the employees'
       , as    may be decided by the Board, CONTD

CONT   CONT Options exercisable by the employees to              Non-Voting    No vote
       subscribe to such number of      Ordinary Shares
       of the Company under an Employee Stock Option
       Scheme  'the    Scheme' , not exceeding 5%
       of the issued and subscribed Share Capital
       of the  Company as enhanced consequent upon
       capitalization of reserves for the        purpose
       of issue of Bonus Shares, as proposed in the
       Resolution 13 of the     notice convening this
       meeting and duly passed at this meeting, i.e.
       not       exceeding 39,26,46,440 ordinary shares
       of INR 1 each  such number of Shares   to be
       appropriately adjusted for any subsequent bonus,
       consolidation or other re-organization of the
       capital structure of the Company , at such
       price, in   such manner, during such period,
       in one or more tranches, as set out in the
       explanatory statement annexed to the notice
       convening this meeting and on     such other
       terms and conditions as the Board may decide;
       CONTD

CONT   CONTD and to issue and allot such number of               Non-Voting    No vote
       Ordinary Shares as may be         required
       from time to time in pursuance of the Scheme,
       and that the Ordinary  Shares so issued and
       allotted shall rank pan passu with the then
       existing     Ordinary Shares of the Company;
       and, for the purpose of giving effect to this
       resolution, to evolve, decide upon and bring
       into effect the Scheme and make  any modifications,
       variations or revisions thereto or to suspend,
       withdraw,   terminate or revive the Scheme
       from time to time and to do all such acts,
       deeds, matters and things as it may in
       its absolute discretion deem necessary or desirable,
       and to settle all questions, difficulties or
       doubts that may    arise, without the Board
       being required to seek any further consent/approval
       of the Members

S.15   Approve that the benefits of the Employee Stock           Mgmt          For                            For
       Option Scheme, as proposed in the Resolution
       14 of the notice convening this meeting and
       duly passed at     this meeting, be extended
       to such present and future permanent Employees
       including Managing/Wholetime Directors
       of such Subsidiary Companies of the    Company,
       as may be decided by the Board of Directors
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702582037
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42154123
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2010
          Ticker:
            ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the profit & loss account               Mgmt          For                            For
       for the YE 31 MAR 2010, the       balance sheet
       as at that date and the reports of the Board
       of Directors and   the Auditors attached thereto

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint R. Balarami Reddy as a Director,               Mgmt          For                            For
       who retires by rotation under     Article 121
       of the Articles of Association of the Company

4      Re-appoint Mr. K. Ashok Reddy as a Director,              Mgmt          For                            For
       who retires by rotation under    Article 121
       of the Articles of Association of the Company

5      Re-appoint T.N. Chaturvedi as a Director, who             Mgmt          For                            For
       retires by rotation under       Article 121
       of the Articles of Association of the Company

6      Re-appoint M/s Deloitte Haskins & Sells and               Mgmt          For                            For
       M/s. Chaturvedi & Partners,       Chartered
       Accountants, the retiring Joint Statutory Auditors,
       as the Joint    Statutory Auditors of the Company
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM at
       such remuneration as may be       determined
       by the Board of Directors of the Company

7      Re-appoint Mr. R. Balarami Reddy as an Executive          Mgmt          For                            For
       Director - Finance & Group   Chief Financial
       Officer, so long as he continues to be a Director
       liable to   retire by rotation; that the remuneration
       paid to him for the period 01 APR   2010 to
       31 AUG 2010 as specified; Mr. R. Balarami Reddy
       be paid the following remuneration for the
       period from 01 SEP 2010 to 31 MAR 2011 and
       that his      remuneration be increased from
       01 APR 2011 till such time he continues to
       be  a Director liable to retire by rotation
       as may be decided by the Compensation Committee
       subject to the confirmation of the Members
       at the immediately       following general
       meeting, as specified

8      Re-appoint Mr. K. Ashok Reddy as an Executive             Mgmt          For                            For
       Director, so long as he         continues to
       be a Director liable to retire by rotation,
       the remuneration     paid to him for the period
       01 APR 2010 to 31 AUG 2010 as specified; Mr.
       K.    Ashok Reddy be paid the following remuneration
       for the period from 01 SEP     2010 to 31 MAR
       2011 and that his remuneration be increased
       from 01 APR 2011   till such time he continues
       to be a Director liable to retire by rotation
       as  may be decided by the Compensation Committee
       subject to the confirmation of   the Members
       at the immediately following general meeting,
       as specified

9      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in supercession of the       resolution limiting
       the borrowing powers of the Board of Directors
       of the     Company up to INR 75,000 millions
       passed at the AGM held on 15 SEP 2008,
       under Section 293(1)(d) of the Companies Act,
       1956, to borrow moneys from     time to time
       up to a limit not exceeding in the aggregate
       of INR 85,000       millions including foreign
       borrowings like Foreign Currency Convertible
       Bonds, Foreign Currency Bonds etc, notwithstanding
       that monies to be          borrowed, together
       with the moneys already borrowed by the Company
       apart from temporary loans obtained from the
       Company's Bankers in the ordinary course of
       business will exceed the aggregate of the paid
       up capital of the Company and  its free reserves,
       that is to say, reserves not set apart for
       any specific    purpose




--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702788918
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42154123
    Meeting Type:  OTH
    Meeting Date:  09-Mar-2011
          Ticker:
            ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 787953 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution under Section(s) 16, 21 &              Mgmt          For                            For
       31 of the Companies Act, 1956 for change of
       the Company's Name from "IVRCL Infrastructures
       & Projects Limited" to "IVRCL Limited" and
       alteration of the Name Clause contained in
       the Memorandum and Articles of Association
       of the Company

2      Ordinary Resolution under Section 293(1)(d)               Mgmt          For                            For
       of the Companies Act, 1956 to accord consent
       of the company to increase the borrowing powers
       of the Board of Directors of the Company from
       INR 8500 Crores to INR 10500 Crores




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702567833
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  30-Aug-2010
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of the financial
       institutions and such other approvals as may
       be required, to create/extend security by way
       of pledge of equity shares of Jaiprakash Power
       Ventures Limited [JVPL], a subsidiary of the
       Company, held by the Company in favor of lenders
       of JIL and to give undertakings to lenders
       of JIL, as specified, not withstanding the
       fact that the aggregate of the investments
       so far made, securities so for provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid-up capital and free reserves of
       the Company or 100% of its free reserves, whichever
       is more; and to do all such acts, deeds and
       things as may be expedient and necessary to
       give effect to this resolution

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of the financial
       institutions and such other approvals as may
       be required, to provide non-disposal undertaking
       of shares of JPSK Sports Pvt. Ltd. [JPSK] and
       give undertaking to fulfill shortfall, if any,
       in internal accruals to the tune of INR 219
       crores, in favour of lenders of JPSK, as specified,
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so for provided, loans/guarantees so far given
       by the Company along with the proposed extension
       of security may exceed 60% of the paid-up capital
       and free reserves of the Company or 100% of
       its free reserves, whichever is more; and to
       do all such acts, deeds and things as may be
       expedient and necessary to give affect to this
       resolution

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of the financial
       institutions/Banks and such other approvals
       as may be required, to make investment of upto
       INR 2,500 crores only in one or more tranches,
       in the equity share capital of the Company(ies)
       whether existing or proposed to be incorporated
       for the purpose of engaging, directly or directly,
       in the business of manufacturing and marketing
       of Fertilizers, or by providing loans, securities
       or guarantees to/on behalf of such company(ies),
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so for provided, loans/guarantees so far given
       by the Company along with the proposed extension
       of security may exceed 60% of the paid-up capital
       and free reserves of the Company or 100% of
       its free reserves, whichever is more; and to
       do all such acts, deeds, matters and things,
       settle and question, difficulty or doubt that
       may arise in this regard and give such directions,
       as it may, in its absolute discretion, deem
       expedient, desirable and necessary including
       delegating all or any of the powers herein
       conferred to any Committee of Directors or
       Executive Chairman or Whole-time Director or
       any Director(s) or any other Officer(s) of
       the Company, to give effect to this resolution

S.4    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in supersession of the resolution passed by
       the shareholders of the Company in their AGM
       held on 29 SEP 2009 and pursuant to Section
       372A and other applicable provisions, if any,
       of the Companies Act, 1956 and subject to the
       approvals of Financial Institutions/Banks and
       such other approvals as may be required, to
       make investment of Surplus Funds of the Company
       from time to time in any Mutual Fund Scheme(s),
       debt instrument(s) or debt based securities
       of any government, semi-government or listed
       Company(ies) upto an amount not exceeding INR
       2,000 crores at any one time, in one or more
       tranches, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so for provided, loans/guarantees so far given
       by the Company along with the proposed extension
       of security may exceed 60% of the paid-up capital
       and free reserves of the Company or 100% of
       its free reserves, whichever is more; and to
       do all such acts, deeds and things as may be
       expedient and necessary to give affect to this
       resolution

S.5    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314(1B) of the Companies Act, 1956 and subject
       to the Central Government, the consent of the
       Company be accorded to Ms. Neha Goyal, relative
       of a Director of the Company, for holding/continuing
       to hold office or place of profit under the
       Company at a monthly remuneration, effective
       from the date, as specified seeking approval
       of the Members together with the usual allowances
       and benefits, amenities and facilities including
       accommodation, medical facilities, leave travel
       assistance, personal accident insurance, superannuation
       fund, retiring gratuity and provident fund
       benefits applicable to other employees occupying
       similar position within the same salary scale
       or grade, with authority severally to the Board
       of Directors or any of its Committees or the
       Executive Chairman & Chief Executive Officer
       to sanction as its/his discretion increment
       within the grade as the Board/Committee/Executive
       Chairman & Chief Executive Officer may deem
       fit and proper and to sanction, at its discretion
       and in due course, promotion to the next higher
       grade or grades together with the usual allowances
       and benefits as applicable to such higher grade
       or grades and to give increments within that
       grade or grades as the Board/Committee/Executive
       Chairman & Chief Executive Officer may deem
       fit and proper; the remuneration payable to
       the incumbent as aforesaid will be subject
       to such modifications(s) as the Central Government
       may suggest or require which the Executive
       Chairman & Chief Executive Officer be authorized
       to accept on behalf of the Company and which
       may be acceptable to the incumbent




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702583748
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  AGM
    Meeting Date:  21-Sep-2010
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, the profit & loss account
       for the YE on that date and the reports of
       the Directors and the Auditors thereon

2.     Approve to confirm interim dividend and declare           Mgmt          For                            For
       a final dividend for the FY 2009-10

3.     Re-appoint  Shri R. N. Bhardwaj as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri M. S. Srivastava as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri B. K. Taparia as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri S. C. Bhargava as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Shri Pankaj Gaur as a Director, who            Mgmt          For                            For
       retires by rotation

8.     Appointment of M/s M.P. Singh & Associates,               Mgmt          For                            For
       Chartered Accountants, as the Statutory Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and authorize the Board of Directors to
       fix their remuneration

9.     Appointment of Shri V. K. Chopra as a Director            Mgmt          For                            For
       of the Company, liable to retire by rotation

10.    Appointment Dr. B. Samal as a Director of the             Mgmt          For                            For
       Company, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702757153
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  16-Feb-2011
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that pursuant to Sections 269, 198               Mgmt          For                            For
       and 309 read with Schedule XIII   and other
       applicable provisions, if any, of the Companies
       Act, 1956, the      consent of the Company
       be and is hereby accorded to the appointment
       of Shri   Rahul Kumar, as Whole-time Director
       & C.F.O. of the Company for a period of   Five
       years with effect from October 31, 2010 on
       the remuneration and terms &  conditions mentioned
       in the Explanatory Statement annexed hereto.
       resolved    further that pursuant to Section
       198 and all other applicable provisions of
       the Companies Act, 1956, the remuneration
       as set out in the said Explanatory  Statement
       be paid as minimum remuneration to Shri Rahul
       Kumar notwithstanding that in any financial
       CONTD

CONT   CONTD year of the Company during his tenure               Non-Voting    No vote
       as Whole-time Director, the       Company has
       made no profits or profits are inadequate.
       resolved further that  the Board of Directors
       of the Company be and is hereby authorised
       to alter or vary the terms of appointment of
       the appointee including relating to
       remuneration, as it may at its discretion,
       deem fit, from time to time        provided
       that the remuneration is within the limit laid
       down in the then      subsisting respective
       provisions of the Companies Act, 1956

2      Resolved that the consent of the Company be               Mgmt          For                            For
       and is hereby accorded in terms   of Section
       293(1)(a) and other applicable provisions,
       if any, of the          Companies Act, 1956,
       to the Board of Directors of the Company (which
       expression shall include any Committee
       of the Board duly constituted/to be    constituted)
       to mortgage and/or charge, in favour of the
       Debenture            holders/Trustees, subject
       to the existing charges, the immovable property
       situated at Block No. 179 of Mouje Dhanot
       of Kalol Taluke, Sub District Kalol and District
       Mehsana in the State of Gujarat and on all
       the fixed assets,     both immovable & movable,
       (except fixed assets pertaining to Real Estate
       division, Wind Power division and assets
       specifically charged to State        Financial
       Institutions for availing incentives/ interest
       free loan etc.) of   the CONTD

CONT   CONTD Company, wheresoever situate, present               Non-Voting    No vote
       and future, as first pari passu   charge, in
       such manner as agreed/may be agreed between
       the Company and the    Financial Institution/Debenture
       Trustee, to or in favour of Axis Trustee
       Services Ltd. acting as Trustee to secure:
       (i) 5000 - 10.50% Redeemable, Non  Convertible
       Debentures (NCDs) of the Company of INR 10
       lacs each for cash at  par, aggregating INR
       500 Crores privately placed with Life Insurance
       Corporation of India (LIC); and (ii)
       5000 - 11.50% Redeemable, Non            Convertible
       Debentures (NCDs) of the Company of INR 10
       lacs each for cash at  par, aggregating INR
       500 Crores, privately placed with Axis Bank
       Limited      together with interest thereon
       at the respective agreed rates, compound
       interest, additional CONTD

CONT   CONTD interest, liquidated damages, premia on             Non-Voting    No vote
       prepayment, costs, charges,     expenses, Trustees
       remuneration and other monies payable by the
       Company to    LIC and Axis Bank Limited / Debenture
       Trustees and to the said Financial      Institution/lender
       in respect of the aforesaid facilities under
       debenture     subscription agreement entered/
       to be entered into by the Company in respect
       of the aforesaid NCDs

3      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 372A and other applicable provisions.
       if any, of the Companies Act, 1956 and subject
       to the approvals   of Financial Institutions
       and such other approvals as may be required,
       the    Board of Directors of the Company be
       and is hereby authorized to make         investment
       upto INR 250 Crores (Rupees Two Hundred & Fifty
       Crores only), in   one or more tranches, for
       acquiring the entire share capital of Zawar
       Cement  Private Limited, notwithstanding the
       fact that the aggregate of the           investments
       so far made, securities so far provided, loans/
       guarantees so far given by the Company alongwith
       the proposed investment exceed 60% of the
       paid-up capital and free reserves of the
       Company or 100% of its free          reserves,
       whichever is CONTD

CONT   CONTD more. resolved further that the Board               Non-Voting    No vote
       of Directors of the Company be    and is hereby
       authorized to do all such acts, deeds and things
       as may be      expedient and necessary to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JOHN KEELLS HLDG PLC                                                                        Agenda Number:  702708011
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4459Q103
    Meeting Type:  EGM
    Meeting Date:  06-Dec-2010
          Ticker:
            ISIN:  LK0092N00003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      That the Directors be and they are hereby authorized      Mgmt          For                            For
       to offer shares up to a  maximum of 0.75 (point
       seven five percent) of the total issued shares
       of the  Company, as at date of offer (which
       date will be decided subsequent to the    receipt
       of shareholder approval at the extraordinary
       general meeting) in such amounts to such employees
       of the company and its subsidiary companies
       inclusive of executive directors as
       may be determined by the Board of         Directors
       and based on the terms and conditions given
       below. a. the total     number of shares to
       be offered under this ESOP scheme will be offered
       at the  discretion of the board of directors.
       b. the offerees shall be members of the executive
       staff inclusive of executive directors of the
       CONTD.

CONTD  CONTD. company and /or of its subsidiaries as             Non-Voting    No vote
       may be determined by the board  of directors
       of the company at their discretion taking into
       consideration the performance of each such
       person, the performance of the business organization
       such person belongs to and the performance
       of the group. c. the number of     shares offered
       to the executive directors and presidents shall
       be determined  by the remuneration committee
       of the board of directors of the company at
       their discretion, based on the performance
       of each such person and the        performance
       of the group. d. the number of shares offered
       to other eligible   staff shall be determined
       by the group executive committee of the company
       at  their discretion based on the performance
       of each such person, CONTD.

CONTD  CONTD. the performance of the organization they           Non-Voting    No vote
       belong to and the performance of the group,
       this decision will be subject to ratification
       by the            remuneration committee of
       the board of directors. e. the price at which
       the   shares are offered be the weighted average
       closing price of an ordinary share as at the
       date on which the board of directors makes
       the relevant offer. f.   the offer or any part
       therefore accepted by the offerees, unless
       exercised    within a period of sixty (60)
       months from the date of offer, shall
       automatically lapse and be of no force
       or avail in law. g. in terms of the    guidelines
       issued by the Colombo Stock Exchange, the essential
       features of    the scheme together with the
       material details will be disclosed in the annual
       report. h. in the event of any rights issues,
       bonus issues, stock splits or   buy backs being
       make by the company during the period intervening
       between the date CONTD.

CONTD  CONTD. of the offer of the option and the exercise        Non-Voting    No vote
       of the option by the       employee, the exercise
       price may be appropriately adjusted by the
       board of    directors in consultation and in
       agreement with the company's auditors to
       take account of the change in value of each
       share falling within the scheme,  consequent
       to the increase or decrease in the issued capital
       by the           rights/bonus issue splits
       or share buy backs as the case may be. i the
       scheme will operate in accordance with the
       guidelines set out by the Colombo Stock   Exchange
       and the shares issued pursuant to an exercise
       of the options granted under this ESOP scheme
       are not held in trust for the company




--------------------------------------------------------------------------------------------------------------------------
 JOHN KEELLS HLDG PLC                                                                        Agenda Number:  703156491
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4459Q103
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2011
          Ticker:
            ISIN:  LK0092N00003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To read the notice convening the meeting                  Mgmt          For                            For

2      To receive and consider the annual report and             Mgmt          For                            For
       financial statements for the    financial year
       ended 31st March 2011 with the report of the
       auditors thereon

3      To re elect as director, Mr. E F G Amerasinghe,           Mgmt          For                            For
       who retires in terms of       article 84 of
       the articles of association of the company

4      To re elect as director, Mr. S Enderby, who               Mgmt          For                            For
       retires in terms of article 84 of the articles
       of association of the company

5      To re elect as a director, Dr. I Coomaraswamy,            Mgmt          For                            For
       who retires in terms of        article 91 of
       the articles of association of the company

6      To re elect as director, Mr. T Das who is over            Mgmt          For                            For
       the age of 70 years and who    retires in terms
       of section 210 of the companies act no. 7 of
       2007, for which notice of the following ordinary
       resolution has been given by a member. That
       the age limit stipulated in section 210 of
       the companies act no. 7 of 2007    shall not
       apply to Mr. T Das, who is 72 years and that
       he be re elected a     director of the company

7      To authorise the directors to determine and               Mgmt          For                            For
       make donations

8      To re appoint auditors and to authorise the               Mgmt          For                            For
       directors to determine their      remuneration

9      To consider any other business of which due               Mgmt          Abstain                        For
       notice has been given




--------------------------------------------------------------------------------------------------------------------------
 JSW STEEL LTD                                                                               Agenda Number:  702562946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y44680109
    Meeting Type:  EGM
    Meeting Date:  26-Aug-2010
          Ticker:
            ISIN:  INE019A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 1A  and other   applicable provisions,
       if any, of the Companies Act, 1956, the Foreign
       Exchange Management Act, 1999, the Foreign
       Exchange Management  Transfer or   Issue of
       Security by a Person Resident outside India
       Regulations, 2000, the  provisions of Chapter
       VII of the SEBI  Issue of Capital & Disclosure
       Requirements  Regulations, 2009,
       hereinafter referred to as the 'SEBI
       Regulations' , as also of any other applicable
       laws, rules, regulations, and  guidelines
       including any amendment thereto or re-enactment
       thereof  and the  enabling provisions in the
       Memorandum and Articles of CONT

CONT   CONT Association of the Company and the Listing           Non-Voting    No vote
       Agreements entered into by    the Company with
       the stock exchanges where the equity shares
       of the Company   of face value of INR 10 each
       hereinafter referred to as the 'Shares'  are
       listed and subject to all such approvals,
       consents, permissions and/or        sanctions
       as may be required from appropriate authorities,
       including the      Securities and Exchange
       Board of India  SEBI , Government of India,
       Reserve   Bank of India, and Stock Exchanges
       hereinafter singly or collectively
       referred to as 'the Appropriate Authorities'
       and subject to such conditions  and modifications
       as may be prescribed or imposed by any of them
       while        granting any such consents, permissions,
       approvals and/or sanctions           hereinafter
       singly or collectively referred to as 'the
       requisite approvals'   CONT

CONT   CONT which may be agreed to by the Board of               Non-Voting    No vote
       Directors of the Company          hereinafter
       referred to as 'the Board' which term shall
       be deemed to include  any Committee s , which
       the Board may have constituted or hereafter
       constitute in this behalf to exercise
       the powers conferred on the Board by    this
       resolution, to create, offer, issue and allot
       either Shares or a fully   convertible debenture
       of the Company, representing not more than
       14.99% of    the paid-up equity share capital
       of the Company on the date of allotment of
       such instrument  assuming full conversion
       of all convertible instruments      issued
       by the Company , to JFE Steel Corporation
       hereinafter referred to as  the 'Investor'
       , a Company incorporated under the laws of
       Japan, on a         preferential basis, without
       offering the same to any other person, such
       that: CONT

CONT   CONT if either of the following events occurs             Non-Voting    No vote
       at any time between the date of execution of
       the subscription agreement dated 27 JUL 2010
       'Subscription      Agreement' , entered into
       between the Company and the Investor till the
       date  7  Seven  business days prior to the
       issue date  both days inclusive :  i     the
       average closing price of the Shares on the
       National Stock Exchange of     India Limited,
       in any period of two consecutive weeks or 10
       consecutive       trading days reaches or exceeds
       INR 1,365 per Share; or  ii  the closing
       price of Shares on the National Stock Exchange
       of India Limited for a         consecutive
       period of 5 trading days, reaches or exceeds
       INR 1,365 per Share  on each such day;  each
       event hereinafter referred to as the 'Instrument
       Determination Event'  the Company shall
       issue to the Investor 32,004,798      shares
       CONT

CONT   CONT  hereinafter referred to as the 'Equity              Non-Voting    No vote
       Shares'  at a price of INR 1,500 per Equity
       Share, which is higher than the minimum price
       at which the Equity  Shares are permitted to
       be issued, as per the provisions of Chapter
       VII of    the SEBI Regulations; or if the Instrument
       Determination Event does not occur till the
       date 7 business days prior to the issue date
       both days inclusive ,  the Company shall issue
       to the Investor 1  One  fully and compulsorily
       convertible debenture of face value
       of INR 48,007,197,458  hereinafter        referred
       to as the 'FCD' , based on the price performance
       of the Shares,      convertible into Shares
       at INR 1,500 per Share within 18  Eighteen
       months of the date of issuance or automatically
       convertible into Shares at the end of   18
       Eighteen  months at INR 1,331 per Share, CONT

CONT   CONT in accordance with the terms of issue of             Non-Voting    No vote
       the FCD;  i  the relevant date  for the purpose
       of determination of the aforesaid minimum price
       of the Equity Shares or the Shares issued and
       allotted upon conversion of the FCD, in
       accordance with the provisions of Chapter
       VII of the SEBI Regulations shall   be the
       date 30 days prior to the date of this EGM
       i.e. 27 JUL 2010; ii  the   Equity Shares/the
       FCD to be created, offered and allotted and
       the Shares      arising upon conversion of
       the FCD shall be subject to the provisions
       of the  Memorandum and Articles of Association
       of the Company;  ii  and to issue and  allot
       such number of Shares as may required to be
       allotted upon conversion of the FCD issued
       in terms of this resolution;  iv  all Shares
       or Equity Shares  issued pursuant CONT

CONT   CONT to this resolution shall rank pari passu             Non-Voting    No vote
       inter-se and with the then      existing Shares
       of the Company in all respects, including dividend;
       v  if    the number of Equity Shares/FCD to
       be issued in consideration for any amounts
       remitted by the investor to the Company or
       the number of Shares to be issued  upon the
       conversion of FCD is a fraction, the number
       of Equity Shares/FCD or  Shares required to
       be issued by the Company to the Investor shall
       be the      immediately lower whole number;
       the Investor will have the right to nominate
       for appointment 1  one  individual as a non-executive,
       non-retiring Director  on the Board and will
       be entitled to exercise the anti-dilution right
       accorded to the Investor by the Company,
       in each case subject to the terms    agreed
       to between the Investor and the Company in
       the Subscription Agreement; CONT

CONT   CONT for the purpose of giving effect to this             Non-Voting    No vote
       resolution, and to do all such  acts, deeds,
       matters and things as it may, in its absolute
       discretion, deem   necessary, expedient or
       proper and to settle any questions, difficulties
       or   doubts that may arise in this regard at
       any stage including at the time of    listing
       of the Equity Shares with the stock exchanges,
       without requiring the  Board to secure any
       further consent or approval of the Members
       of the Company to the end and intent that they
       shall be deemed to have given their approval
       thereto expressly by the authority of this
       resolution; and to delegate all or any of the
       powers herein conferred by this resolution
       to any Committee of     Directors or any Director
       or Directors or any Officers of the Company
       to give effect to this resolution

2      Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the Fifteenth    AGM of the Company
       held on 06 JUL 2009 and subject to the provisions
       of the   Sections 198, 269, 309 and 310 read
       with Schedule XIII and other applicable   provisions,
       if any, of the Companies Act, 1956, and subject
       to the approval   of the Central Government,
       if necessary, the revision in the terms of
       remuneration of Mr. Sajjan Jindal w.e.f.
       01 APR 2010 for the remainder of his tenure
       as the Vice Chairman & Managing Director of
       the Company, i.e. upto 06  JUL 2012, as specified

3      Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the Fifteenth    AGM of the Company
       held on 06 JUL 2009 and subject to the provisions
       of       Sections 198, 269, 309 and 310 read
       with Schedule XIII and other applicable   provisions,
       if any, of the Companies Act, 1956, and subject
       to the approval   of the Central Government,
       if necessary, the Company hereby approves the
       re-designation of Dr. Vinod Nowal as 'Director
       & CEO' w.e.f. 01 APR 2010 CONT

CONT   CONT and the increase in the ceiling on Remuneration      Non-Voting    No vote
       payable to him w.e.f. 01 APR 2010 for the remainder
       of his tensure i.e. upto 29 APR 2012 from INR
       18,00,000/- per month to INR 25,00,000/-
       per month, with specific authority   to the
       Board of Directors of the Company to fix, alter
       or vary the            remuneration within
       the said ceiling of INR 25,00,000/- per month,
       as may be  agreed to between the Board of Directors
       and Dr. Vinod Nowal

4      Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the Fifteenth    AGM of the Company
       held on 06 JUL 2009 and subject to the applicable
       provisions, if any, of the Companies
       Act, 1956, the Company hereby approves   the
       re-designation of Mr. Jayant Acharya as 'Director
       Commercial & Marketing ' w.e.f. 01 APR 2010




--------------------------------------------------------------------------------------------------------------------------
 KOTAK MAHINDRA BK LTD                                                                       Agenda Number:  702536573
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964H143
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2010
          Ticker:
            ISIN:  INE237A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2010, the     balance sheet
       as at that date and the reports of the Directors
       and the        Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Anand Mahindra as a Director,              Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. Cyril Shroff as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Messrs. S. R. Batliboi & Co, Chartered         Mgmt          For                            For
       Accountants (Registration   No. 301003E) as
       the Auditors of the Bank, pursuant to Section
       224 and other   applicable provisions, if any,
       of the Companies Act, 1956, and subject to
       the approval of the Reserve Bank of India,
       to hold office from the conclusion of  this
       meeting until the conclusion of the next AGM
       of the Bank and that their  remuneration be
       fixed by the Audit Committee of the Board of
       Directors of the Bank

6      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Appointment of    Dr. Sudipto Mundle
       as a Director of the Bank, who was appointed
       as an         Additional Director of the Bank
       with effect from 27 OCT 2009, pursuant to the
       provisions of Section 260 of the Companies
       Act, 1956, ("the Act") and who     holds office
       up to the date of this AGM and in respect of
       whom the Bank has   received a notice from
       a shareholder proposing his candidature for
       the office of Director under Section 257 of
       the Act

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve, pursuant to the provisions
       of Section 94 and other applicable provisions,
       if any, of   the Companies Act, 1956, applicable
       provisions of the Banking Regulation Act, 1949
       and the provisions of the Memorandum and Articles
       of Association of the  Bank and subject to
       the approvals/consents/permissions/sanctions
       as may be    necessary from the concerned Regulatory/
       Statutory Authority(ies), each       Equity
       Share of the Bank having a face value of INR
       10 each fully paid-up be  sub-divided into
       two Equity Shares of the face value of INR
       5 each fully      paid-up; the sub-division
       of Equity Shares as aforesaid, the Bank shall
       with  the surrender of the existing Share Certificate(s)
       in relation to the         existing Equity
       shares of the face value of INR 10 each held
       in physical      form, issue and despatch the
       new CONTD

CONT   CONTD Share Certificate(s) of the Bank in lieu            Non-Voting    No vote
       of such existing Share         Certificate(s)
       subject to the provisions of the Companies
       (Issue of Share     Certificate) Rules, 1960
       and in case of Shares held in dematerialized
       form,   the number of sub-divided Equity Shares
       be credited to the respective         beneficiary
       accounts of the Shareholders with the Depository
       Participants in  lieu of the existing credits
       representing the Equity Shares of the Bank
       before sub-division; authorize the Board
       of Directors of the Bank (which      expression
       also include a Committee thereof) to take such
       steps as may be     necessary for obtaining
       approvals, statutory, contractual or otherwise
       in     relation to the above and to settle
       all matters arising out of and incidental thereto,
       and to execute all deeds, applications, documents
       and CONTD

CONT   CONTD writings that may be required, on behalf            Non-Voting    No vote
       of the Bank and generally to   do all acts,
       deeds, matters and things that may be necessary,
       proper,         expedient or incidental for
       the purpose of giving effect to this resolution

8      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Approve, pursuant to the provisions
       of Section 16 and other applicable provisions,
       if any, of   the Companies Act, 1956 and such
       approvals as may be necessary, the existing
       Clause V of the Memorandum of Association
       of the Bank relating to the Share   Capital
       be substituted with the following clause :
       (V) the authorized share   capital of the Company
       is INR 400,00,00,000 divided into 80,00,00,000
       Equity  Shares of INR 5 (Rupees five) each,
       the Company has power from time to time   to
       increase or reduce or cancel its capital and
       restriction, as may be        determined by
       or in accordance with the Articles of Association
       of the        Company and to vary, modify or
       abrogate any such right, privilege or
       condition or restriction in such manner
       as may for the time being be          permitted
       by the Articles of Association or CONTD

CONT   CONTD the legislative provisions for the time             Non-Voting    No vote
       being in force in that behalf,  provided however,
       that the subscribed capital of the Company
       shall not be     less than one-half of the
       authorized capital and the paid-up capital,
       if not  the same as the subscribed capital,
       shall not be less than one-half of the    subscribed
       capital and that, if the capital is so increased,
       the Company      shall comply with the conditions
       prescribed, within such period not exceeding
       two years as the Reserve Bank of India may
       allow and authorize any Director   or the Secretary
       of the Bank to do all such acts, deeds and
       things as may be  necessary and incidental
       to give effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 KOTAK MAHINDRA BK LTD                                                                       Agenda Number:  702543263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4964H143
    Meeting Type:  EGM
    Meeting Date:  27-Jul-2010
          Ticker:
            ISIN:  INE237A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that, pursuant to Section 81[A] and               Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act,1965["Companies Act"][including
       any statutory modifications or re-enactments
       thereof, for the time being in force], the
       memorandum of Association and Articles of the
       Association of the Bank, Securities and Exchange
       Board of India [Issue of Capital and Disclosure
       Requirements] Regulations,2009 as amended from
       time to time["SEBI ICDR Regulations"], the
       provisions of any other applicable laws and
       regulations and listed agreement[s] entered
       into by the Bank with the stock exchanges where
       the securities of the Bank are listed and subject
       to such other approvals including from the
       Reserve Bank of India["RBI"], permissions and
       sanctions as may be necessary and subject to
       such conditions and modifications as may be
       prescribed or imposed while granting such approvals,
       permissions and sanctions, and which may be
       agreed to and accepted by the Board of Directors
       of the Bank [hereinafter referred to as the
       "Board", which expression shall be deemed to
       include person[s] authorized or any committee[s]
       constituted to be constituted by the Board
       to exercise its powers including the powers
       conferred by this resolution], the consent
       of the Bank be and is hereby accorded to the
       issue and allotment of 1,64,00,000 equity shares
       of the Bank of face value of Rs.10/- each ["Subscription
       Shares"], representing approximately 4.5% of
       the paid up capital of the Bank post preferential
       allotment[ where paid up capital of the Bank,
       post preferential allotment means, the aggregate
       of the pre-allotment paid up capital of the
       Bank as on 25 JUN 2010 and the Subscription
       Shares] to Sumitomo Mitsui Banking Corporation,
       a public limited company registered under the
       laws of Japan, with its registered office at
       1-2, Yurakucho 1-chrome, Chiyoda-ku,100-0006,
       Japan["SMBC"]on a preferential basis at a price
       per equity share of Rs.833/- [Rupees Eight
       Hundred Thirty Three only] ["Subscription Price"]
       for a total consideration of Rs.1366,12,00,000/-
       [Rupees One Thousand Three Hundred Sixty Six
       Crores and Twelve Lakhs Only]through the Foreign
       Direct investment ["FDI"]route, on such terms
       and conditions as the Board may deem fit and
       proper; in the event of the proposed sub-division
       of the equity shares of the Bank becoming effective
       prior to the allotment of Subscription Shares,
       the number of shares to be allotted to SMBC
       pursuant to the preferential allotment and
       price per share be adjusted in the following
       manner: i] Subscription Shares shall be read
       as 3,28,00,000 equity shares of face value
       of Rs.5/- each of the Bank; and ,ii] Subscription
       Price shall be an amount of Rs.416.50; that;
       and [i]the Subscription shares to be so issued
       and allotted shall be in dematerialised form
       and shall be subjected to the provisions of
       the Memorandum of Association and Articles
       of Association of the Bank; ii] the Subscription
       Shares shall rank pari passu with the existing
       equity shares of the Bank in all respects;
       and iii]the relevant date for the preferential
       issue, for the purpose of SEBI ICDR Regulations,
       is 27 JUN 2010, which is the date, 30 days
       prior to the date of this EGM that is 27 JUL
       2010; for the purpose of the giving effect
       to the foregoing resolution to execute such
       deeds, documents, and agreements and do all
       such acts, deeds, matters, or things as it
       in its sole discretion may deem necessary or
       desirable for such purpose without being required
       to seek any further consent or approval of
       the Bank or otherwise to the extent that they
       shall be deemed to have given their approval
       here to expressly by the authority of this
       resolution and with power on behalf of the
       Bank to settle any question, difficulty, or
       doubt that may arise in this regard as it may
       in its absolute discretion deem fit and proper,
       including without limitation the power to agree
       to any amendment, alteration, or modification
       to the terms of the investment and the issue
       of the subscription shares




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702549138
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P111
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2010
          Ticker:
            ISIN:  INE785C01048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive, approve and adopt the balance sheet              Mgmt          For                            For
       of the Company as on 31 MAR 2010 and the profit
       and loss account for the YE on that date along
       with the        Directors' report and Auditors'
       report thereon

2      Re-appoint of Mr. G. Venkatesh Babu as a Director,        Mgmt          For                            For
       who retires by rotation

3      Re-appoint of Mr. I .Madhusudhan Rao as a Director,       Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. L. Sridhar as a Director, who              Mgmt          For                            For
       retires by rotation

5      Appointment, pursuant to the provisions of Section        Mgmt          For                            For
       225 and other applicable   provisions of the
       Companies Act 1956, S. R. Batliboi & Associates.,
       Chartered Accountants and Brahmayya & Co.,
       Chartered Accountants as the Auditors of the
       Company in place of Brahmayya & Co., Chartered
       Accountants and Price          Waterhouse,
       Chartered Accountants, retiring Auditors, to
       hold office from the conclusion of this AGM
       at remuneration as may be decided by the Board
       of      Directors of the Company

6      Approve, pursuant to the provision of Sections            Mgmt          For                            For
       198, 309, 310, 311 and other   applicable provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956 on including
       payment of one-time special allowances   for
       the FY 01 APR 2010 to 31 MAR 2011 on revision,
       the remuneration payable   to Mr. G. Venkatesh
       Babu, Managing Director with effect from 01
       APR 2010 as   specified; no sitting fee shall
       be paid to Mr. G. Venkatesh Babu for
       attending meetings of the Board of Director
       or any Committee(s) thereof; the  total remuneration
       including allowances and perquisites shall
       not exceed the  limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       XIII annexed to the Companies Act, 1956

S.7    Approve that in accordance with the provisions            Mgmt          For                            For
       of the Companies Act, 1956     the Act  and
       the Securities and Exchange Board of India
       Employee Stock       Option Scheme and Employee
       Stock Purchase Scheme  Guidelines, 1999,  the
       Guidelines  or any statutory modification(s)
       or re-enactment of the act or    the guidelines,
       the provision of the nay other applicable laws
       and            regulations, Board of Directors
       of the Company  hereinafter referred to as
       the Board which term shall include Compensation
       Committee of the Board and in modification
       of the resolution passed by the Company on
       07 JUN 2006, with     respect to Scheme titled
       Employees Stock Option Plan 2006, CONTD.

CONT   CONTD. to fix the price of the options  each              Non-Voting    No vote
       option having a right to convert the same into
       one equity share of INR 1 at a price of INR
       0.243 pre option;   authorize the Board to
       utilize in the new Scheme-Employee Stock Option
       Scheme of the Company, the unutilized shares
       lying with the LCL Foundation  Trust ,  consisting
       of Shares under Options not granted and/or
       remaining unexercised   present and future
       under the previous Scheme-Employee Stock Option
       Plan-2006; and authorize the Board to make
       necessary adjustment with respect to
       price/quantity of the options. For any corporate
       actions and to do all such   acts, deeds and
       things as may be required in this regards

S.8    Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of Section 81(1A) and  all other
       applicable provisions, if any, of the Companies
       Act, 1956  the act  and the Securities and
       Exchange Board of India  Employee Stock Option
       Scheme  and Employee Stock Purchase Scheme
       Guidelines, 1999  the Guidelines  or any
       statutory modification(s) or re-enactment of
       the act or the guidelines, the   provisions
       of any other applicable laws and regulations,
       the Articles of the  Association of the Company
       and Listing Agreement entered into by the Company
       with the Stock Exchange where the securities
       of the Company are listed and    subject to
       any applicable approval(s), permission(s) and
       sanction(s) of any   authorities and subject
       to and condition(s) and modification(s) as
       may be     prescribed or imposed by such authorities
       while granting CONTD.

CONT   CONTD. such approval(s), permission(s) and sanction(s)    Non-Voting    No vote
       and which may be       agreed to and accepted
       by the Board of Directors of the Company  hereinafter
       referred to as the board which term shall
       include Compensation Committee of   the Board
       , to create, grant, offer, issue and allot,
       in one or more          branches, to such permanent
       employees of the Company whether working in
       India or out of India and Directors of the
       Company whether Managing/Whole time      Directors
       or Otherwise  hereinafter referred to collectively
       as the           "Employees , as may be decided
       by the Board, Options exercisable by the
       Employees under a Scheme titled Employee
       Stock Option Scheme 2010             hereinafter
       referred to as the Scheme  to subscribe to
       such number of equity  shares and/ or equity
       linked instrument CONTD.

CONT   CONTD. which could result in employees to getting         Non-Voting    No vote
       equity shares from the      Trust  hereinafter
       referred to collectively as the Securities
       of the Company in aggregate 3,80,76,445 equity
       shares of INR 1 each, at such price and on
       such terms and conditions as may he determined
       by the Board in accordance     with the Guidelines
       or any other applicable provisions as may be
       prevailing   at that time; authorize the Board
       to formulate, evolve, decide upon and bring
       into effect the Scheme on such terms and conditions
       as contained in the       Explanatory Statement
       to this item in the notice and to make any
       modifications, equity shares of
       the Company in all respects change(s),
       variation(s), alteration(s) or revision(s)
       in the terms and conditions of the Scheme from
       time to time including but not limited to amendments
       with respect to quantum of shares to be used
       CONTD.

CONT   CONTD. from the Trust for this purpose  including         Non-Voting    No vote
       any unutilized shares from  the previous scheme
       to be pooled to this quantum at the discretion
       of the     Board  vesting period and schedule,
       exercise pace, exercise period,           eligibility
       criteria or to suspend withdraw, terminate,
       or revise the Scheme; the Securities may be
       allotted in accordance with the Scheme through
       an       existing trust or a trust authority
       of this resolution which may be setup in  any
       permissible manner and that the Scheme may
       also envisage for providing    any financial
       assistance to the trust to enable the tent
       to acquire,          purchase, or subscribe
       to the Securities of the Company; any new equity
       shares to be issued and allotted as aforesaid
       shall rank pari passu with the  then existing
       equity shares of the Company in all respects;
       CONTD.

CONT   CONTD. authorize the Board, for the purpose               Non-Voting    No vote
       of giving effect to this          resolution,
       to do all such acts, deeds, matters and things
       as it may, in its  absolute discretion, deem
       necessary, expedient or proper and to settle
       any    questions, difficulties or doubts that
       may arise in this regard at any stage  including
       at the time of listing of the Securities without
       requiring the      Board to secure any further
       consent or approval of the Members of the Company
       to the end and intent that they shall be deemed
       to have given their approval  thereto expressly
       by the authority of this resolution

S.9    Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of Section 81(1A) and  all other
       applicable provisions, if any, of the Companies
       Act, 1956  the act  and the Securities and
       Exchange Board of India  Employee Stock Option
       Scheme  and Employee Stock Purchase Scheme
       Guidelines, 1999  the Guidelines  or any
       statutory modification(s) or re-enactment of
       the act or the guidelines, the   provisions
       of any other applicable laws and regulations,
       the Articles of the  Association of the Company
       and Listing Agreement entered into by the Company
       with the Stock Exchange where the securities
       of the Company are listed and    subject to
       any applicable approval(s), permission(s) and
       sanction(s) of any   authorities and subject
       to and condition(s) and modification(s) as
       may be     prescribed or imposed by such authorities
       while granting CONTD.

CONT   CONTD. such approval(s), permission(s) and sanction(s)    Non-Voting    No vote
       and which may be       agreed to and accepted
       by the Board of Directors of the Company  hereinafter
       referred to as the board which term shall
       include Compensation Committee of   the Board
       , to create, grant, offer, issue and allot,
       in one or more          branches, to such permanent
       employees of the Company whether working in
       India or out of India and Directors of the
       Company whether Managing/Whole time      Directors
       or Otherwise  hereinafter referred to collectively
       as the Employees , as may be decided by the
       Board, Options exercisable by the Employees
       under  a Scheme titled Employee Stock Option
       Scheme 2010  hereinafter referred to as the
       Scheme  also to such permanent employees of
       the subsidiary Companies      CONTD.

CONT   CONTD. whether working in India or out of India           Non-Voting    No vote
       and Directors of the          subsidiary Companies
       whether Managing/Whole time Directors or otherwise,
       as   may be decided by the Board and/or such
       other person, as may from time to     time,
       be allowed and/or such other person, as may
       from time to time, be       allowed under prevailing
       laws and regulations on such terms and conditions
       as may be decided by the Board; any new equity
       shares to be issued and allotted  as aforesaid
       shall rank pari passu with the then existing
       equity shares of    the Company in all respects;
       authorize the Board, for the purpose of giving
       effect to this resolution, to do all such
       acts, deeds, matters and things as  it may,
       in its absolute discretion, deem necessary,
       expedient or CONTD.

CONT   CONTD. proper and to settle any questions, difficulties   Non-Voting    No vote
       or doubts that may    arise in this regard
       at any stage including at the time of listing
       of the     Securities without requiring the
       Board to secure any further consent or
       approval of the Members of the Company to
       the end and intent that they shall  be deemed
       to have given their approval thereto expressly
       by the authority of  this resolution

10     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section       293(1)(d) of
       the other applicable provisions of the Companies
       Act, 1956, to   borrow any sum/sums of money
       from time to time notwithstanding that the
       money/moneys to be borrowed together
       with money(s) already borrowed by the    Company
       apart from temporary loans obtained from the
       Company's bankers in    the ordinary course
       of business  will exceed the aggregate of the
       paid up     capital of the Company and its
       free reserves, that is to say, reserves not
       set apart for any specific purpose, provided
       that the total money/moneys so   borrowed shall
       not exceed a sum of INR 10,000 crores at any
       time




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  702550763
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  AGM
    Meeting Date:  26-Aug-2010
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010, the profit & loss      account for
       the YE on that date and the reports of the
       Board of Directors and the Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mrs. Bhagyam Ramani as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. Subodh Bhargava as a Director,             Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. J.P. Nayak as a Director, who              Mgmt          For                            For
       retires by rotation

6      Re-appoint Mr. Y.M. Deosthalee as a Director,             Mgmt          For                            For
       who retires by rotation

7      Re-appoint Mr. M.M. Chitale as a Director, who            Mgmt          For                            For
       retires by rotation

8      Re-appoint Mr. N. Mohan Raj as a Director, who            Mgmt          For                            For
       retires by rotation

9      Re-appoint, pursuant to Section 269 and other             Mgmt          For                            For
       applicable provisions, if any,  of the Companies
       Act, 1956, read with Schedule XIII of the said
       Act, Mr. Y.M. Deosthalee, as the Whole-time
       Director of the Company with effect from 03
       MAR 2010 up to and including 05 SEP 2011; Mr.
       Y.M. Deosthalee, in his capacity as the Whole-time
       Director, be paid remuneration as may be fixed
       by the Board,   from time to time, within the
       limits approved by the members as per the
       details given in the explanatory statement

10     Re-appoint, pursuant to Section 269 and other             Mgmt          For                            For
       applicable provisions, if any,  of the Companies
       Act, 1956, read with Schedule XIII of the said
       Act, Mr. M.V. Kotwal, as the Whole-time Director
       of the Company for a period of five years
       with effect from 27 AUG 2010; Mr. M.V. Kotwal,
       in his capacity as the         Whole-time Director,
       be paid remuneration as may be fixed by the
       Board, from  time to time, within the limits
       approved by the members as per the details
       given In the explanatory statement

S.11   Approve, subject to the provisions of Sections            Mgmt          For                            For
       198, 309, 310 and other        applicable provisions,
       If any, of the Companies Act, 1956, the Non-Executive
       Directors of the Company be paid, in addition
       to the sitting fees for         attending the
       meetings of the Board or Committees thereof,
       a commission of an amount not exceeding the
       limit of 1% of the net profits of the Company
       per    annum in the aggregate as specified
       in the first proviso to Section 309(4) of the
       Companies Act, 1956, for a period of five years
       from the FY 2010-2011;    the quantum of commission
       payable to each of the Non-Executive Directors
       for  each year may be decided by the Board
       as it may deem fit

S.12   Approve, in supersession of all previous resolutions      Mgmt          Against                        Against
       in this regard and in    accordance with the
       provisions of Section 81(1 A) and other applicable
       provisions, if any, of the Companies
       Act, 1956, Foreign Exchange Management   Act,
       1999, Securities and Exchange Board of India
       (Issue of Capital and       Disclosure Requirements)
       Regulations, 2009 ('SERI Regulations'), Listing
       Agreements entered into by the Company
       with the Stock Exchanges where the     shares
       of the Company are listed, enabling provisions
       in the Memorandum and   Articles of Association
       of the Company as also provisions of any other
       applicable laws, rules and regulations
       (including any amendments thereto or   re-enactments
       thereof for the time being in force) and subject
       to such        approvals, consents, permissions
       and sanctions of the Securities CONTD

CONTD  CONTD and Exchange Board of India (SEBI), Government      Non-Voting    No vote
       of India (GOI), Reserve  Bank of India (RBI)
       and all other appropriate and/or concerned
       authorities,   or bodies and subject to such
       conditions and modifications, as may be
       prescribed by any of them in granting
       such approvals, consents, permissions   and
       sanctions which may be agreed to by the Board
       of Directors of the Company ("Board") (which
       term shall be deemed to include any Committee
       which the      Board may have constituted or
       hereafter constitute for the time being
       exercising the powers conferred on the
       Board by this resolution), to offer,   issue
       and allot in one or more tranches, to Investors
       whether Indian or       Foreign, including
       Foreign Institutions, Non-Resident Indians,
       Corporate      Bodies, Mutual Funds, Banks,
       Insurance Companies, Pensions Funds, CONTD

CONTD  CONTD Individuals or otherwise, whether shareholders      Non-Voting    No vote
       of the Company or not,   through a public issue
       and/or on a private placement basis, foreign
       currency  convertible bonds and/ or equity
       shares through depository receipts and/or
       bonds with share warrants attached including
       by way of Qualified'             Institutions
       Placement ('QIP'), to Qualified Institutional
       Buyers ('QIB') in  terms of Chapter VIII of
       the SEBI Regulations, through one or more placements
       of Equity Shares/Fully Convertible Debentures
       (FCDs)/Partly Convertible       Debentures
       (PCDS)/Non-Convertible Debentures (NCDs) with
       warrants or any      securities (other than
       warrants) which are convertible into or exchangeable
       with equity shares at a later date (hereinafter
       collectively referred to as   "Securities"),
       secured or unsecured so that the total amount
       CONTD

CONTD  CONTD raised through the Securities shall not             Non-Voting    No vote
       exceed USD 600 mn or INR 2700   Crore, if higher
       (including Green Shoe Option) as the Board
       may determine and where necessary in consultation
       with the Lead Managers, Underwriters,
       Merchant Bankers, Guarantors, Financial
       and/ or Legal Advisors, Rating        Agencies/Advisors,
       Depositories, Custodians, Principal Paying/
       Transfer/Conversion agents,
       Listing agents, Registrars, Trustees, Auditors,
       Stabilizing agents and all other Agencies/Advisors;
       authorize the Board, for  the purpose of giving
       effect to the above, to determine the form,
       terms and   timing of the issue(s), inducting
       the class of investors to whom the
       Securities are to be allotted, number of Securities
       to be allotted in each    tranche, issue price,
       face value, premium amount CONTD

CONTD  CONTD in issue/ conversion/ exercise/ redemption,         Non-Voting    No vote
       rate of interest,           redemption period,
       listings on one or more stock exchanges in
       India or abroad as the Board may in its absolute
       discretion deems fit and to make and accept
       any modifications in the proposals as may
       be required by the authorities      involved
       in such issue(s) in India and(or abroad, to
       do all acts, deeds,      matters and things
       and to settle any questions or difficulties
       that may arise in regard to the issue(s); in
       case of QIP issue it shall be completed within
       12 months from the date of this AGM; in case
       of QIP issue the relevant date   for determination
       of the floor price of the Equity Shares to
       be issued shall  be) in case of allotment of
       equity shares, the date of meeting in which
       the   Board decides to open the proposed issue;
       CONTD

CONTD  CONTD ii) in case of allotment of eligible convertible    Non-Voting    No vote
       securities, either the date of the meeting
       in which the Board decides to open the issue
       of such      convertible securities or the
       date on which the holders of such convertible
       securities become entitled to apply for the
       equity shares, as may be          determined
       by the Board; the Equity Shares so issued shall
       rank pari passu    with the existing Equity
       Shares of the Company in all respects; the
       Equity    Shares to be offered and allotted
       shall be in dematerialized form; for the
       purpose of giving effect to any offer, issue
       or allotment of Securities the   Board, on
       behalf of the Company to do all such acts,
       deeds, matters and       things as it may,
       in absolute discretion, deem necessary or desirable
       for     such purpose, including without limitation,
       the determination CONTD

CONTD  CONTD of the terms thereof, for entering into             Non-Voting    No vote
       arrangements for managing,      underwriting,
       marketing fisting and trading, to issue placement/offer
       documents and to sign all deeds, documents
       and writings and to pay any fees,  commissions,
       remuneration, expenses relating thereto and
       with power on behalf of the Company to settle
       all questions, difficulties or doubts that
       may arise in regard to such offer(s) or issue(s)
       or allotment(s) as it may, in its      absolute
       discretion, deem fit; to appoint Lead Manager(s)
       in offerings of     Securities and to remunerate
       them by way of commission, brokerage, fees
       or    the like and also to enter into and execute
       all such arrangements,            agreements,
       memoranda, documents, etc, with Lead Manager(s);
       the Company do   apply for listing of the new
       Equity Shares as may be issued CONTD

CONTD  CONTD with the Bombay Stock Exchange Limited              Non-Voting    No vote
       and National Stock Exchange of   India Limited
       or any other Stock Exchange(s); the Company
       do apply to the     National Securities Depository
       Limited and/or Central Depository Services
       (India) Limited for admission of the above
       said Equity Shares; to create      necessary
       securities on such of the assets and properties
       (whether present or future) of the Company
       in respect of facilities obtained as above
       and to      approve, accept, finalize and execute
       facilities, sanctions, undertakings,    agreements,
       promissory notes, credit limits and any of
       the documents and      papers in connection
       with availing of the above facilities; to delegate
       all   or any of the powers herein conferred
       in such manner as they may deem fit

S.13   Re-appoint M/s Sharp & Tannan, Chartered Accountants      Mgmt          For                            For
       (ICAI Registration No.   109982W), the Company's
       Auditors, including all its branch offices
       for        holding the office from the conclusion
       of this Meeting until the conclusion   of the
       next AGM at a remuneration of INR 90,00,00
       exclusive of service tax,   traveling and other
       out of pocket expenses




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  703050168
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  OTH
    Meeting Date:  23-May-2011
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 829157 DUE TO RECEIPT OF ACTUAL RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution under Section 293(1) (a)              Mgmt          For                            For
       of the Companies Act, 1956, for transfer of
       Electrical & Automation Business of the Company
       to a Subsidiary and / or Associate Company
       or to any other entity




--------------------------------------------------------------------------------------------------------------------------
 LIC HOUSING FINANCE LTD                                                                     Agenda Number:  702536509
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5278Z117
    Meeting Type:  AGM
    Meeting Date:  15-Jul-2010
          Ticker:
            ISIN:  INE115A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, the profit and loss account
       for the YE 31 MAR 2010 together with reports
       of the Directors    and the Auditors thereon

2      Declare the dividend on equity shares                     Mgmt          For                            For

3      Re-appoint Shri B.N. Shukla as a Director, who            Mgmt          For                            For
       retires by rotation

4      Re-appoint Shri Y.B. Desai as a Director, who             Mgmt          For                            For
       retires by rotation

S.5    Appointment, pursuant to Section 224A of the              Mgmt          For                            For
       Companies Act 1956. of M/s.      Chokshi &
       Chokshi, Chartered Accountants, Mumbai and
       M/s. Shau Gupta & Co.,   Chartered Accountants,
       Mumbai as the Joint Statutory Auditors of the
       Company, until the conclusion of the next AGM,
       on a remuneration to be determined by   the
       Board of Directors in consultation with them
       plus applicable service tax  and reimbursement
       of out-of-pocket expenses incurred by them
       for the purpose  of audit of the Company's
       accounts CONTD.

CONT   CONTD. at the Registered Office and Corporate             Non-Voting    No vote
       Office as well as a few Back    Offices; and
       authorize the Board of Directors to appoint
       in consultation with the Company's Joint Statutory
       Auditors any person or persons qualified for
       appointment as Auditor or Auditors of the
       Company under Section 226 of the    Companies
       Act, 1956, to conduct audit of other Back Offices
       in India on such  terms and conditions as may
       be mutually agreed depending upon the nature
       and  scope of their work

6      Approve that in supercession of the earlier               Mgmt          For                            For
       resolution passed at the 19th AGM held on 01
       JUL 2008, consent of the Company be accorded
       pursuant to Section   293 1  d  and other applicable
       provisions, if any, of the Companies Act,
       1956, to the Board of Directors to borrow
       from time to time, all such sums of moneys
       as they may deem requisite, necessary or expedient,
       for the purpose of business of the Company
       upon such terms and conditions, and with or
       without   such CONTD.

CONT   CONTD. securities as the Board of Directors               Non-Voting    No vote
       may in their absolute discretion  deem fit,
       provided that the moneys to be borrowed by
       the Company  apart from  temporary loans obtained
       from the Company's Bankers in the ordinary
       course of business  may exceed the aggregate
       of paid up capital of the Company and its
       free reserves i.e. reserves not set apart for
       any specific purpose but the    total amount
       of moneys so borrowed shall not exceed the
       sum of INR 1,00,000   Crores in aggregate and
       authorize the Board of Directors to do all
       such acts, deeds and things and executable
       all such documents, instruments and writings
       as may be required and to delete all or any
       of its powers herein conferred to any Committee
       of Directors to give effect to the aforesaid
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 LIC HOUSING FINANCE LTD                                                                     Agenda Number:  702702615
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5278Z117
    Meeting Type:  OTH
    Meeting Date:  06-Dec-2010
          Ticker:
            ISIN:  INE115A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 94 and other applicable provisions,
       if any, of the Companies Act, 1956 (including
       any statutory modification or re-enactment
       thereof) and the provisions of the Memorandum
       of Association of the Company and subject to
       requisite approvals / permissions / sanctions
       as may be necessary, the equity share of the
       Company having nominal face value of INR 10
       per equity share be sub divided into 5 equity
       shares having nominal face value of INR 2 per
       equity share. Resolved further that the Board
       of Directors of the Company, (hereinafter referred
       to as the "Board" which expression shall also
       include any Committee thereof duly authorized
       in this behalf) be and is hereby authorized
       to fix the Record Date and take necessary actions
       to give effect to the above resolution. Resolved
       further that for the purpose of giving effect
       to the above resolution, the Board be and is
       hereby authorized to take such steps and actions
       and give such directions as it may in its absolute
       discretion deem necessary and to issue new
       share certificates, in cancellation of existing
       shares without physically exchanging the share
       certificates by treating the old share certificates
       as deemed to be cancelled and invalid, subject
       to the rules as laid down in the Companies
       (Issue of Share Certificates) Rules. 1960 and
       Articles of Association of the Company and
       to settle any question that may arise in this
       regard and to finalize and execute all documents,
       deeds and writings as may he necessary, which
       includes but not limited to preparing, executing
       and filing necessary applications/ forms /
       returns / documents with Registrar of Companies,
       Stock Exchanges (BSE & NSE), National Securities
       Depository Limited (NSDL), Central Depository
       Services (India) Limited (CDSL) and / or such
       other authorities as may be necessary from
       time to time and to delegate all or any of
       the powers to any Director/ Authorized Person(s)
       to give effect to the above resolution and
       to comply with necessary formalities in this
       regard

2      Resolved that pursuant to Section 16 of the               Mgmt          For                            For
       Companies Act, 1956 (including any statutory
       modification or re-enactment thereof) the Memorandum
       of Association of the Company is amended by
       substituting the current Clause V with the
       following new clause V; New Clause V : The
       authorized share capital of the Company is
       INR 150,00,00,000 (Rupees One hundred fifty
       Crores only) divided into 75,00,00,000 (Seventy
       Five Crores) Equity Shares of INR 2 each. Any
       shares or class of shares in the capital of
       the Company for the time being may be issued
       from time to time with any such guarantee or
       any such rights or preference, whether in respect
       of dividend or of payment of capital or of
       both, or any such other special privilege or
       advantage over any shares previously issued
       or to be issued or with such deferred or qualified
       rights as compared with any shares previously
       issued or subject to any such provisions or
       conditions and with any such special right
       or limited right or without any right of voting
       and generally on such terms or conditions as
       the Company may from time to time determine.
       The rights of the holders of any class of shares
       forming part of the capital for the time being
       of the Company may be modified, affected, varied,
       extended, surrendered or abrogated in such
       manner as is or may be provided by the Articles
       of Association of the Company as originally
       registered or as altered from time to time

3      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 31 and other applicable provisions,
       if any, of the Companies Act, 1956 (including
       any modification or re-enactment thereof),
       the Article No.3 (Capital Clause) of the Articles
       of Association of the Company be altered by
       substituting the following new Article No.3
       in place of the existing Article No 3; New
       Article No.3: The Authorized Share Capital
       of the Company is INR 150,00,00,000 (Rupees
       One hundred fifty Crores only) divided into
       75,00,00,000 (Seventy Five Crores) Equity Shares
       of INR 2 each




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  702544657
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164150
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2010
          Ticker:
            ISIN:  INE101A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2010 and the Profit  and Loss
       Account for the YE on that date and the Reports
       of the Directors and the Auditors thereon

2      Declare a dividend on Ordinary  Equity  Shares            Mgmt          For                            For

3      Re-elect Mr. Keshub Mahindra as a Director,               Mgmt          For                            For
       who retires by rotation

4      Re-elect Mr. Anupam Puri as a Director, who               Mgmt          For                            For
       retires by rotation

5      Re-elect Dr. A. S. Ganguly as a Director, who             Mgmt          For                            For
       retires by rotation

6      Re-elect Mr. R. K. Kulkarni as a Director, who            Mgmt          For                            For
       retires by rotation

7      Re-appoint, pursuant to section 224 of the Companies      Mgmt          For                            For
       Act, 1956, Messrs.       Deloitte Haskins &
       Sells, Chartered Accountants  ICAI Registration
       Number     117364W , the retiring Auditors
       of the Company, as the Auditors of the
       Company to hold office from the conclusion
       of this AGM, until the conclusion  of the next
       AGM of the Company at a remuneration to be
       determined by the      Board of Directors of
       the Company in addition to out of pocket expenses
       as    may be incurred by them during the course
       of the Audit

8      PLEASE NOTE THAT ALTHOUGH THIS IS RESOLUTION              Shr           For                            Against
       IS A SHAREHOLDER PROPOSAL, MANAGEMENT  RECOMMENDS
       TO VOTE  FOR  THIS RESOLUTION NOT  AGAINST:
       appointment of    Mr. A.K Nanda as a Director
       of the Company, liable to retire by rotation

S.9    Approve to pay to the Directors who are neither           Mgmt          For                            For
       in the whole-time employment  of the Company
       nor the Managing Director, Executive Director(s)
       and such of   the remainder as may not desire
       to participate, shall, for a period of 5
       years with effect from 01 NOV, 2010, remuneration
       by way of commission up to  1% of the net profits
       of the Company, computed in the manner referred
       to in   Sections 198, 309 and all other applicable
       provisions of the Companies Act,   1956, such
       commission to be distributed amongst and paid
       to the aforesaid     Directors concerned in
       such proportions as they may from time to time
       decide  between themselves; and none of such
       Directors shall in any FY of the Company receive
       a portion of such commission equal to more
       than one quarter per cent  of the net profits
       of the Company

S.10   Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of the Articles of     Association
       of the Company, Sections 79A, 81 and all other
       applicable         provisions, if any, of the
       Companies Act, 1956  the Act  including any
       statutory modification(s) or re-enactment
       of the Act for the time being in    force and
       the provisions of the Securities & Exchange
       Board of India          Employee Stock Option
       Scheme and Employee Stock Purchase Scheme
       Guidelines,  1999 including any modifications
       thereof or supplements thereto  the
       Guidelines  and subject to such approvals,
       consents, permissions and          sanctions
       as may be necessary and subject to such conditions
       and              modifications as may be prescribed
       or imposed while granting such approvals,
       consents, permissions and sanctions which may
       be CONTD

CONT   CONTD agreed to by the Board of Directors of              Non-Voting    No vote
       the Company  hereinafter         referred to
       as the Board which term shall be deemed to
       include the            Remuneration/Compensation
       Committee , to introduce and implement the
       Mahindra & Mahindra Limited Employees Stock
       Option Scheme - 2010  hereinafter referred
       to as the Scheme  the salient features of which
       are  as specified  and to     create, offer,
       issue and allot at any time to or for the benefit
       of such      person(s) who are in the permanent
       employment of the Company whether working
       in India or out of India and Directors of the
       Company whether Whole-time      Directors or
       not  hereinafter referred to as Employee or
       Employees , under    the Scheme, such number
       of equity shares and/or equity linked instruments
       CONTD

CONT   CONTD  including Options/Warrants/Restricted              Non-Voting    No vote
       Stock Units  Options , equity    shares issued
       through American Depository Receipts  ADRs
       and/or Global       Depository Receipts  GDRs
       and/or any other instruments or Securities
       of the  Company which could give rise to the
       issue of equity shares  hereinafter      referred
       to as the Securities  not exceeding 3% of the
       issued Equity Share    Capital of the Company
       as on 31 MAR 2010 i.e. not exceeding 1,73,53,034
       equity shares of INR 5 each  or such
       other adjusted figure for any bonus,     stock
       splits or consolidations or other reorganization
       of the capital         structure of the Company
       as may be applicable from time to time , in
       one or   more tranches, at such CONTD

CONT   CONTD price and on such terms and conditions              Non-Voting    No vote
       as may be fixed or determined by the Board
       in accordance with the Scheme, the Guidelines
       and other provisions  of the law as may be
       prevailing at that time; the Securities may
       be allotted  directly to such Employees or
       in accordance with the Scheme through any
       appropriate mechanism including Mahindra
       & Mahindra Employees Stock Option    Trust
       the Trust  or any other entity which may be
       set up for that purpose    and that the Scheme
       may also contain provisions for providing financial
       assistance to the Employees/the Trust/entity
       to acquire, purchase or          subscribe
       to the Securities; and the new equity shares
       to be issued and       allotted in the manner
       aforesaid shall rank pari passu in all respects
       with   the then existing equity shares of the
       Company; CONTD

CONT   CONTD and for the purpose of creating, offering,          Non-Voting    No vote
       issuing, allotting and       listing of the
       Securities and/or for the purpose of complying
       with any        Guidelines or Regulations that
       may be issued from time to time by any
       appropriate authority, on behalf of the
       Company to make any modifications,    changes,
       variations, alterations or revisions in the
       Scheme from time to time or to suspend, withdraw
       or revive the Scheme from time to time, provided
       such variation, modifications, alterations
       or revisions are not detrimental to the interests
       of the Employees; and for the purpose of giving
       effect to this      Resolution, to determine
       terms and conditions of issue of the Securities
       CONTD

CONT   CONTD and do all such acts, deeds, matters and            Non-Voting    No vote
       things as it may, in its       absolute discretion,
       deem necessary for such purpose and with power
       on behalf of the Company to settle any questions,
       difficulties or doubts that may arise in this
       regard without requiring to secure any further
       consent or approval of the Shareholders of
       the Company

S.11   Authorize the Board, in accordance with the               Mgmt          For                            For
       provisions of the Articles of     Association
       of the Company, sections 79A, 81 and all other
       applicable         provisions, if any, of the
       Companies Act, 1956  the Act  including any
       statutory modification(s) or re-enactment
       of the Act, for the time being in   force and
       the provisions of the Securities & Exchange
       Board of India          Employee Stock Option
       Scheme and Employee Stock Purchase Scheme
       Guidelines,  1999 including any modifications
       thereof or supplements thereto  the
       Guidelines  and subject to such approvals,
       consents, permissions and          sanctions
       as may be necessary and subject to such conditions
       and              modifications as may be prescribed
       or imposed while granting such approvals,
       consents, permissions and sanctions CONTD

CONT   CONTD which may be agreed to by the Board of              Non-Voting    No vote
       Directors of the Company         hereinafter
       referred to as the Board which term shall be
       deemed to include    the Remuneration/Compensation
       Committee , to extend the benefits of Mahindra
       & Mahindra Limited Employees Stock Option
       Scheme-2010  the Scheme  proposed   in Resolution
       No.10 in this Notice to the Employees whether
       working in India  or out of India and Directors
       whether Whole-time Directors or not, of
       subsidiary Company ies , on such terms
       and conditions as may be decided by    the
       Board; and for the purpose of creating, offering,
       issuing, allotting and  listing of the Securities,
       to make any modifications, changes, variations,
       alterations or revisions in the Scheme from
       time to time or to suspend,       withdraw
       or revive CONTD

CONT   CONTD the Scheme from time to time, provided              Non-Voting    No vote
       such variation, modifications,   alterations
       or revisions are not detrimental to the interests
       of the          Employees/Directors; and for
       the purpose of giving effect to this Resolution,
       to determine terms and conditions of issue
       of the Securities and do all such  acts, deeds,
       matters and things as it may, in its absolute
       discretion, deem   necessary for such purpose
       and with power on behalf of the Company to
       settle  any questions, difficulties or doubts
       that may arise in this regard without   requiring
       to secure any further consent or approval of
       the Shareholders of    the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO DUE            Non-Voting    No vote
       TO INCLUSION OF COMMENT IN THE RESOLUTION 8.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  702628908
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164150
    Meeting Type:  CRT
    Meeting Date:  29-Oct-2010
          Ticker:
            ISIN:  INE101A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 744670 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     The arrangement embodied in the scheme of arrangement     Mgmt          For                            For
       between Mahindra Shubhlabh Services Limited
       and Mahindra and Mahindra Limited and their
       respective shareholders

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA HOLIDAYS & RESORTS INDIA LTD, CHENNAI                                              Agenda Number:  702541536
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54163103
    Meeting Type:  AGM
    Meeting Date:  26-Jul-2010
          Ticker:
            ISIN:  INE998I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and the profit  and loss
       account for the YE on that date and the reports
       of the Directors and the Auditors thereon

2      Declare a dividend on ordinary  equity  shares            Mgmt          For                            For

3      Re-elect of Mr. Vineet Nayyar as a Director,              Mgmt          For                            For
       who retires by rotation

4      Re-elect Mrs. Rama Bijapurkar as a Director,              Mgmt          For                            For
       who retires by rotation

5      Re-appoint Messrs. Deloitte Haskins & Sells,              Mgmt          For                            For
       Chartered Accountants  ICAI      Registration
       Number 008072S  as the Auditors of the of the
       Company, pursuant  to Section 224 of the Companies
       Act, 1956, to hold the office from conclusion
       of this AGM until the conclusion of the next
       AGM of the Company at a          remuneration
       to be determined by the Board in addition to
       out of pocket       expenses as may be incurred
       by them during the course of the Audit




--------------------------------------------------------------------------------------------------------------------------
 MARUTI SUZUKI INDIA LTD                                                                     Agenda Number:  702577694
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7565Y100
    Meeting Type:  AGM
    Meeting Date:  07-Sep-2010
          Ticker:
            ISIN:  INE585B01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and profit and  loss account
       for the FYE on that date together with the
       reports of the        Directors and Auditors
       thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mr. Kenichi Ayukawa as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Mr. D. S. Brar as a Director, who              Mgmt          For                            For
       retires by rotation

5      Re-appoint Mr. M. S. Banga as a Director, who             Mgmt          For                            For
       retires by rotation

6      Re-appoint, pursuant to Section 224 and other             Mgmt          For                            For
       applicable provisions of the    Companies Act,
       1956, M/s. Price Waterhouse, Firm Registration
       FRN301112E,     Chartered Accountants, the
       retiring Auditors, as the Auditors of the Company
       to hold Office from the conclusion of the
       29th AGM up to the conclusion of    the 30th
       AGM of the Company at a remuneration to be
       fixed by the Board and    reimbursement of
       out of pocket expenses incurred in connection
       with the Audit




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702553923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  OTH
    Meeting Date:  16-Aug-2010
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Approve, pursuant to Section 31 and all other             Mgmt          For                            For
       applicable provisions, if any,  of the Companies
       Act, 1956, the Articles of Association of the
       Company be     altered by adding the specified
       Article after the existing Article No. 54 in
       the Articles of Association of the Company;
       and authorize the Board of        Directors
       of the Company, for the purpose of giving effect
       to this            resolution, to take such
       steps and actions and give such directions
       as it may in its absolute discretion deem necessary
       and to settle question that may     arise in
       this regard

S.2    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies   Act, 1956 and
       relevant provisions of the Memorandum of Association
       and        Articles of Association of the Company
       and subject to SEBI  Employee Stock    Option
       Scheme and Employee Stock Purchase Scheme
       Guidelines, 1999 for the    time being in force
       and as may be modified from time to time, to
       introduce,   offer, issue and allot restricted
       stock units under the new Restricted Stock
       Unit Plan- RSU 2010 as specified including
       Executive and Non-Executive        Directors,
       but excluding promoter Directors ; the maximum
       number of equity    shares issued to any specific
       Employee/Director CONTD.

CONT   CONTD. under the Restricted Stock Unit Plan               Non-Voting    No vote
       - RSU-2010 shall not exceed 1% of the issued
       and paid-up capital of the Company in any FY;
       the total number of  equity shares to be issued
       shall not exceed 600,000 equity shares  as
       adjusted for any changes in capital
       structure  at INR 10 each per share;      authorize
       the Board of Directors of the Company, for
       the purpose of giving    effect tot this resolution,
       to take such steps and actions and give such
       directions as it may in its absolute discretion
       deem necessary and to settle  question that
       may arise in this regard

S.3    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies   Act, 1956 and
       relevant provisions of the Memorandum of Association
       and        Articles of Association of the Company
       and subject to SEBI  Employee Stock    Option
       Scheme and Employee Stock Purchase Scheme
       Guidelines, 1999 for the    time being in force
       and as may be modified from time to time, to
       extend the   benefits of Restricted Stock Unit
       Plan RSU-2010 proposed in the Resolution
       under Item 2 in this notice to the eligible
       Employees/Directors of the        subsidiary
       Companies whether now or hereafter existing,
       in India or Overseas, as may from time to time
       be allowed under prevailing laws, rules and
       regulations, CONTD.

CONT   CONTD. and/or amendments thereto from time to             Non-Voting    No vote
       time, on such terms and         conditions
       as may be decided by the Board; and authorize
       the Board of         Directors, for the purpose
       of giving effect tot this resolution, to take
       such steps and actions and give such directions
       as it may in its absolute          discretion
       deem necessary and to settle question that
       may arise in this       regard




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702776634
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  AGM
    Meeting Date:  24-Feb-2011
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited Balance        Mgmt          For                            For
       Sheet as at 31 October     2010 and the Profit
       and Loss Account for the year ended on that
       date and the  reports of the Directors and
       Auditors thereon

2      To declare a dividend on equity shares                    Mgmt          For                            For

3      To appoint a Director in place of Mr. Nawshir             Mgmt          For                            For
       Mirza, who retires by rotation  and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of Mr. Davinder            Mgmt          For                            For
       Singh Brar, who retires by     rotation and
       being eligible, offers himself for re-appointment

5      Resolved that M/s S R Batliboi & Co., Chartered           Mgmt          For                            For
       Accountants (Registration No. 301003E), who
       retire at the conclusion of this Annual General
       Meeting, be and are hereby appointed as Statutory
       Auditors of the Company till the conclusion
       of the next Annual General Meeting at a remuneration
       to be fixed by the Board of Directors and billed
       progressively

6      Resolved that subject to provisions of the Companies      Mgmt          For                            For
       Act, 1956, including the rules made thereunder,
       Mr. Francesco Serafini be and is hereby appointed
       as a Director of the Company, whose period
       of office shall be liable for           retirement
       by rotation

7      Resolved that subject to provisions of the Companies      Mgmt          For                            For
       Act, 1956, including the rules made thereunder,
       Mr. Balu Doraisamy be and is hereby appointed
       as a     Director of the Company, whose period
       of office shall be liable for           retirement
       by rotation

8      Resolved that subject to provisions of the Companies      Mgmt          For                            For
       Act, 1956, including the rules made thereunder,
       Mr. Juergen Reiners be and is hereby appointed
       as a    Director of the Company, whose period
       of office shall be liable for           retirement
       by rotation

9      Resolved that subject to provisions of the Companies      Mgmt          For                            For
       Act, 1956, including the rules made thereunder,
       Mr. Gerard Brossard be and is hereby appointed
       as a    Director of the Company, whose period
       of office shall be liable for           retirement
       by rotation

10     Resolved that pursuant to the applicable provisions       Mgmt          For                            For
       of the Companies Act,     1956 (including any
       amendment thereto or re-enactment thereof)
       and in         accordance with the provisions
       of the Memorandum and Articles of Association
       of the Company and the Regulations / Guidelines,
       prescribed by SEBI or any    other relevant
       authority, from time to time, to the extent
       applicable and     subject to such approvals,
       consents, permissions and sanctions, as may
       be     required, the approval of the Company
       be and is hereby accorded to grant      Restricted
       Stock Units in the nature of option to apply
       for equity shares of  the face value of INR10
       each of the Company to or for the benefit of
       such     person(s) who are in the permanent
       employment of the Company (including the
       Directors, whether whole-time director or not)
       or to any Trust, Society, or   any entity or
       CONTD

CONT   CONTD any combination thereof that may be existing        Non-Voting    No vote
       or to be created for the   benefit of such
       employees at any time under a Scheme titled
       "Restricted Stock Unit 2011 Plan" (hereinafter
       referred to as "RSU 2011") to be evolved in
       this regard, with the underlying equity shares,
       whether created and/or issued, not exceeding
       4,00,000 (as adjusted for any changes in capital
       structure and      adjustments arising out
       of the corporate actions) equity shares of
       INR10 each in terms of such options and that
       the Board of Directors of the Company
       and/or Committee of the Board of Directors
       be and are hereby authorized to    take such
       steps and actions and give necessary directions
       as it deems fit to  give effect to the above
       resolution. Resolved further that the maximum
       number of equity shares issued to any specific
       employee/Director CONTD

CONT   CONTD under the RSU 2011 shall not exceed 1%              Non-Voting    No vote
       of the issued and paid-up        capital of
       the Company in any financial year

11     Resolved that pursuant to the applicable provisions       Mgmt          For                            For
       of the Companies Act,     1956 (including any
       amendment thereto or re-enactment thereof)
       and in         accordance with the provisions
       of the Memorandum and Articles of Association
       of the Company and the Regulations / Guidelines,
       prescribed by SEBI or any    other relevant
       Authority, from time to time, to the extent
       applicable and     subject to such approvals,
       consents, permissions and sanctions, as may
       be     required, the approval of the shareholders
       be and is hereby accorded to the   Board to
       extend the benefits of Restricted Stock Unit
       2011 Plan proposed in   the resolution under
       Item No.10 of this notice to the eligible
       employees/directors of the subsidiary
       companies, on such terms and conditions as
       may be decided by the Board and for the purpose
       of giving effect to the    above Resolution,
       the Board of Directors of the Company, CONTD

CONT   CONTD be and is hereby authorized to take such            Non-Voting    No vote
       steps and actions and give     such directions
       as it may in its absolute discretion deem necessary
       and       settle any question that may arise
       in this regard

12     Resolved that pursuant to Clause 49 of the Listing        Mgmt          For                            For
       Agreement with Stock       Exchanges and subject
       to the resolution passed by the shareholders
       dated 14   September 2007, approval of the
       shareholders be and is herby accorded for
       payment of remuneration to the Independent
       Non Executive Directors effective  1 November
       2010, on the following scale of remuneration
       at such intervals, as decided by the Board
       of Directors of the Company and / or the Committee
       of    the Board of Directors of the Company
       from time to time: as specified




--------------------------------------------------------------------------------------------------------------------------
 NAGARJUNA CONSTR CO LTD                                                                     Agenda Number:  702737707
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6198W135
    Meeting Type:  OTH
    Meeting Date:  17-Jan-2011
          Ticker:
            ISIN:  INE868B01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU

1      Special resolution under section(s) 16, 21 &              Mgmt          For                            For
       31 of the Companies Act, 1956 for Change of
       the company's Name from "Nagarjuna Construction
       Company Limited" to "NCC Limited" and Alteration
       of the Name Clause contained in the Memorandum
       of Association and the Articles of Association
       of the Company

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 772266 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NAGARJUNA CONSTRUCTION CO LTD                                                               Agenda Number:  702554797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6198W135
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2010
          Ticker:
            ISIN:  INE868B01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2010, the Profit and Loss Account
       for the YE on that date together with the reports
       of the Board   of Directors and the Auditors
       thereon

2      Declare a dividend on Equity Shares for the               Mgmt          For                            For
       FYE 31 MAR 2010

3      Re-appoint Sri Rakesh Jhunjhunwala as a Director,         Mgmt          For                            For
       who retires by rotation

4      Re-appoint Sri S venkatachalam as a Director,             Mgmt          For                            For
       who retires by rotation

5      Re-appoint Sri P C Laha as a Director, who retires        Mgmt          For                            For
       by rotation

6      Re-appoint M/s. M Bhaskara Rao & Co., Chartered           Mgmt          For                            For
       Accountants  Registration No. 00459S  and M/s.
       Deloitte Haskins and sells, chartered accountants
       Registration No. 008072S , the retiring
       Joint Statutory Auditors of the       Company,
       to hold office from the conclusion of this
       AGM until the conclusion  of the next AGM of
       the Company at such remuneration as may be
       determined by   the Board of Directors of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  702585627
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64606117
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2010
          Ticker:
            ISIN:  INE213A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, profit & loss  account for
       the YE 31 MAR 2010 together with the reports
       of the Directors and the Auditors' thereon
       and comments of the Comptroller & Auditor general
       of    India in terms of Section 619 of the
       Companies Act, 1956

2      Approve to confirm the payment of interim dividend        Mgmt          For                            For
       and declare final dividend on equity shares
       for the year 2009-10

3      Re-appoint Shri A. K. Hazarika as a Director,             Mgmt          For                            For
       who retires by rotation

4      Re-appoint Shri D. K. Pande as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Shri D. K. Sarraf as a Director,               Mgmt          Against                        Against
       who retires by rotation

6      Authorize the Board of Director of the Company            Mgmt          For                            For
       to decide and fix the          remuneration
       of the Joint Statutory Auditors of the Company
       for the FY        2010-11, in terms of provisions
       of Section 619(2) read with Section 224(8)
       (aa) of the Companies Act 1956, as may be
       deemed fit by the Board

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Abstain                        Against
       PROPOSAL: Appoint Shri      Sudhir Bhargava,
       Additional Secretary, Ministry of Petroleum
       & Natural Gas,   as a Director of the Company,
       liable to retire by rotation, under Section
       260 of the Companies Act, 1956, effective 15
       MAR 2010 and holds office upto the   17th AGM
       and in respect of whom, the Company has received
       a notice in         writing, under Section
       257 of the Companies Act, 1956, from a member
       proposing his candidature for the
       office of Director




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  702742051
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64606117
    Meeting Type:  OTH
    Meeting Date:  24-Jan-2011
          Ticker:
            ISIN:  INE213A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE   NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR         INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that (i) pursuant to the provisions              Mgmt          For                            For
       of Section 94 and all other      applicable
       provisions, if any, of the Companies Act, 1956
       (including any      statutory modification
       or re-enactment thereof for the time being
       in force),  and in accordance with the provisions
       of Article 61 of the Articles of        Association
       of the Company and subject to the approvals,
       consents,            permissions and sanctions,
       if any, required from any authority and subject
       to such conditions as may be agreed to by the
       Board of Directors of the          Company(hereinafter
       referred to as the "the Board", which term
       shall also     include any committee thereof),
       consent of the Members be and is hereby
       accorded for sub-dividing the Equity Shares
       of the Company, including the     paid up shares,
       such that the Equity shares of the Company
       of the Face value  of CONTD

CONT   CONTD INR 10/- (Rupees Ten) each be sub-divided           Non-Voting    No vote
       into two Equity Shares of the Company of the
       face value of INR 5/- (Rupees Five) each and
       consequently, the Authorised Share Capital
       of the Company of INR 15000 Crore (Rupees Fifteen
       Thousand Crore) would comprise of 3000 Crore
       (Three thousand crore) Equity    shares of
       INR 5/- each with effect from the "Record Date"
       to be determined by the Board for this purpose.
       (ii) pursuant to the sub-division of the Equity
       Shares of the Company, the paid up Equity
       shares of the Company of the face   value of
       INR 10/- (Rupees Ten) each, as existing on
       the Record Date shall     stand sub-divided
       into two Equity Shares of the face value of
       INR 5/- (Rupees Five) each fully paid up, with
       effect from the Record Date. (iii) the Board
       be and is hereby authorized to do all such
       acts, deeds matter and CONTD

CONT   CONTD things and give such direction as may               Non-Voting    No vote
       be necessary, in the best         interest
       of the Company, for giving effect to the aforesaid
       resolutions,      including but not limited
       to signing and execution of necessary forms,
       papers, writings, agreements and documents,
       including giving customary        representations
       and warranties, together such indemnities as
       may be deemed    necessary and expedient in
       its discretion." (iv) the two equity shares
       of INR 5/- each on sub-division to be allotted
       in lieu of the existing one equity    share
       of INR 10/- each shall be subject to the terms
       of Memorandum & Articles of Association of
       the Company and shall rank pari pasu in all
       respects with   and carry the same rights as
       the existing fully paid equity share of INR
       10/- each of the Company and shall be entitled
       to participate in full in any       dividend(s)
       to be CONTD

CONT   CONTD declared after the sub-divided equity               Non-Voting    No vote
       shares are allotted. (v) no       letter of
       allotment shall be issued to the allottees
       of the new equity shares of INR 5/- each on
       sub-division and the share certificate(s) in
       respect of    such sub-divided equity shares
       shall be issued and dispatched to the
       allottees thereof within the period prescribed
       or that may be prescribed in   this behalf,
       from time to time, except that the new equity
       shares of INR 5/-  each on sub-division will
       be credited to the demat account of the allottees,
       who are holding the existing shares in electronic
       form. (vi) the allotment of the new equity
       shares of INR 5/- each on sub-division to the
       extent that they relate to non-resident members
       of the Company, shall be subject to the
       approval, if any, of the Reserve Bank of
       India under the Foreign Exchange     CONTD

CONT   CONTD Management Act, 1999 as may be deemed               Non-Voting    No vote
       necessary. (vii) for the purpose  of giving
       effect to the aforesaid resolutions, the Board
       / Committee of the   Board be and is hereby
       authorized to do all such acts, deeds, matters
       and     things whatsoever including setting
       any question, doubt or difficulties that  may
       arise with regard to or in relation to the
       issue or allotment of new      equity shares
       of INR 5/- each on sub-division and to accept
       on behalf of the  Company, any conditions,
       modifications, alteration, changes, variations
       in    this regard as prescribed by the statutory
       authority(ies) and which the Board / Committee
       of the Board in its discretion thinks fit and
       proper

2      Resolved that existing clause V of the Memorandum         Mgmt          For                            For
       of Association of the       Company be and
       shall always be deemed to have been substituted
       by the         following:- The Authorized Share
       Capital of the Company is INR
       15000,00,00,000 (Rupees Fifteen Thousand
       Crore) divided into 3000,00,00,000   (Three
       Thousand Crore) equity shares of INR 5/- (Rupees
       Five) each

3      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 31 and other applicable   provisions,
       if any, of the Companies Act, 1956 (including
       any statutory       modification or reenactment
       thereof for the time being in force), and subject
       to the approval of the Central Government,
       if required, the existing Articles of Association
       of the Company be and is hereby altered by
       substituting the    existing Article No. 5
       by the new Article No.5 as follows:- The Authorized
       Share Capital of the Company is INR 15000,00,00,000
       (Rupees Fifteen Thousand  Crore) divided into
       3000,00,00,000 (Three Thousand Crores) equity
       shares of   INR 5/- (Rupees Five) each

4      Resolved that i. pursuant to Article 147 (1)(a)           Mgmt          For                            For
       of the Articles of            Association of
       the Company and recommendation of Board of
       Directors and       subject to the guidelines
       issued by Securities & Exchange Board of India
       and  subject to such consents and approvals
       as may be required from the            appropriate
       authorities, the consent of the members be
       and is hereby accorded to capitalize a sum
       of INR 2138,87,25,300 out of the General Reserves
       /       Securities Premium Account or such
       other Reserve Account, as may be decided
       by the Board of Directors, for distribution
       among the holders of existing     fully paid
       equity shares of INR 5/- each of the Company
       (subsequent to the    sub-division of each
       equity share of INR 10/- each into two equity
       shares of  INR 5/- each) whose names will appear
       in the Register of Members / Beneficial Owners'
       position CONTD

CONT   CONTD of the Company on a date (Record Date)              Non-Voting    No vote
       to be decided by the Board of    Directors
       (which expression shall also include a Committee
       thereof), as an    increase of the amount of
       the share capital of the Company held by each
       such  member, and not as income or in lieu
       of dividend, credited as 427,77,45,060   new
       fully paid equity shares of INR 5/- each (subsequent
       to the sub-division  of each equity share of
       INR 10/- each into two equity shares of INR
       5/- each) as bonus shares in the proportion
       of one new equity bonus shares of INR 5/-
       each for every one existing fully paid equity
       share of INR 5/- each held. ii. the new equity
       bonus shares of INR 5/- each to be allotted
       as bonus shares    shall be subject to the
       terms of Memorandum & Articles of Association
       of the  Company and shall rank pari pasu in
       all respects with and carry the CONTD

CONT   CONTD same rights as the existing fully paid              Non-Voting    No vote
       equity shares of the Company and shall be entitled
       to participate in full in any dividend(s) to
       be declared    after the bonus shares are allotted.
       iii. no letter of allotment shall be     issued
       to the allottees of the new equity bonus shares
       and the share          certificate(s) in respect
       of the new equity bonus shares shall be issued
       and  dispatched to the allottees thereof within
       the period prescribed or that may  be prescribed
       in this behalf, from time to time, except that
       the new equity   bonus shares will be credited
       to the demat account of the allottees, who
       are  holding the existing equity shares in
       electronic form. iv. the allotment of   the
       new equity bonus shares to the extent that
       they relate to non-resident    members of the
       Company, shall be subject to the approval,
       if any, of the      CONTD

CONT   CONTD Reserve Bank of India under the Foreign             Non-Voting    No vote
       Exchange Management Act, 1999   as may be deemed
       necessary. v. for the purpose of giving effect
       to the        aforesaid resolutions, the Board
       / Committee of the Board be and is hereby
       authorized to do all such acts, deeds, matters,
       and things whatsoever         including setting
       any question, doubt or difficulties that may
       arise with     regard to or in relation to
       the issue or allotment of the bonus shares
       and to accept on behalf of the Company, any
       conditions, modifications, alterations,  changes,
       variations in this regard as prescribed by
       the statutory             authority(ies) and
       which the Board / Committee of the Board in
       its discretion thinks fit and proper

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION   Non-Voting    No vote
       OF TEXT IN RESOLUTION 4. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDS LTD                                                                           Agenda Number:  703048149
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2011
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      Adoption of Accounts, Reports of the Board of             Mgmt          For                            For
       Directors and Auditors

2      Declaration of Dividend on Equity Shares                  Mgmt          For                            For

3.a    Re-appointment of the following Director retiring         Mgmt          For                            For
       by rotation: Shri Ramniklal H. Ambani

3.b    Re-appointment of the following Director retiring         Mgmt          For                            For
       by rotation: Shri Nikhil R. Meswani

3.c    Re-appointment of the following Director retiring         Mgmt          For                            For
       by rotation: Prof. Ashok    Misra

3.d    Re-appointment of the following Director retiring         Mgmt          For                            For
       by rotation: Shri Yogendra  P. Trivedi

4      Appointment of Auditors: M/s. Chaturvedi & Shah,          Mgmt          For                            For
       Chartered Accountants,       (Registration
       No. 101720W), M/s. Deloitte Haskins & Sells,
       Chartered          Accountants (Registration
       No. 117366W) and M/s. Rajendra & Co., Chartered
       Accountants (Registration No. 108355W)




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INFRASTRUCTURE LTD                                                                 Agenda Number:  702725295
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y09789127
    Meeting Type:  AGM
    Meeting Date:  22-Dec-2010
          Ticker:
            ISIN:  INE036A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited Balance Sheet           Mgmt          For                            For
       as at 31 March 2010, the      Profit and Loss
       Account for the financial year ended on that
       date and the     Reports of the Board of Directors
       and Auditors' thereon

2      To confirm the payment of interim dividend on             Mgmt          For                            For
       equity shares declared by the   Board of Directors
       as final dividend

3      To appoint a Director in place of Shri. Lalit             Mgmt          For                            For
       Jalan, who retires by rotation  and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of Gen V. P.               Mgmt          For                            For
       Malik, who retires by rotation    and being
       eligible, offers himself for re-appointment

5      Resolved that Haribhakti & Co., Chartered Accountants     Mgmt          For                            For
       (Firm Registration No.  103523W) and Pathak
       H. D. & Associates, Chartered Accountants (Firm
       Registration No. 107783W), be and
       are hereby appointed as the Auditors of the
       Company, to hold office from the conclusion
       of this Annual General Meeting    until the
       conclusion of the next Annual General Meeting
       of the Company, on    such remuneration as
       shall be fixed by the Board of Directors

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 309, 310 and all    other applicable
       provisions, if any, of the Companies Act, 1956
       ("Act")       (including any statutory modification
       or re-enactment thereof for the time    being
       in force) and subject to all permissions, sanctions
       and approvals as    may be necessary, approval
       of the Company be and is hereby accorded for
       the   payment of commission up to 3 per cent
       of the net profits of the Company,     every
       year, computed in the manner specified in the
       Act, to the Director(s)   of the Company who
       is/are neither in the whole-time employment
       nor managing   director(s), in accordance with
       the provisions of Section 309(4) of the Act,
       for a period of 5 (five) years from the financial
       year commencing 1 April     2011, in such manner
       and up to CONTD.

CONTD  CONTD such extent as the Board and/or Nomination/         Non-Voting    No vote
       Remuneration Committee of   the Board may,
       from time to time, determine. Resolved further
       that for the    purpose of giving effect to
       this resolution, the Board and/or
       Nomination/Remuneration Committee constituted
       by the Board be and are hereby  authorized
       to take all actions and do all such acts, deeds,
       matters and       things, as it may in its
       absolute discretion deem necessary, proper
       or        desirable and to settle any question,
       difficulty or doubt that may arise in   this
       regard




--------------------------------------------------------------------------------------------------------------------------
 SAMRUDDHI CEMENT LTD, BHARUCH                                                               Agenda Number:  702543756
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y74717102
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2010
          Ticker:
            ISIN:  INE676K01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010 and the profit  and loss
       account for the period ended 31 MAR 2010 and
       the reports of the      Directors and the Auditors
       thereon

2      Declare a dividend on equity shares for the               Mgmt          For                            For
       period ended 31 MAR 2010

3      Re-appoint Mr. Adesh Gupta as a Director, who             Mgmt          For                            For
       retires by rotation

4      Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224 and other applicable    provisions, if
       any of the Companies Act, 1956, M/s. G.P. Kapadia
       & Co.,       Chartered Accountants, Mumbai
       Registration No.104768W  and M/s. Deloitte
       Haskins & Sells, Chartered Accountants,
       Mumbai  Registration No.117366W  as   the Joint
       Statutory Auditors of the Company to hold office
       as such from the   conclusion of this AGM until
       the conclusion of the next AGM of the Company,
       at such remuneration to each of them, plus
       service tax as applicable and      reimbursement
       of actual out of pocket expenses as may be
       incurred in the      performance of their duties,
       as the Audit Committee/Board of Directors may
       fix in this behalf

S.5    Approve, upon effectiveness of the Scheme of              Mgmt          For                            For
       Arrangement between Grasim       Industries
       Limited  Grasim  and the Company the Scheme,
       whereby the cement    business of Grasim has
       been transferred to the Company pursuant to
       the Scheme under Sections 391 to 394 of the
       Companies Act, 1956  the Act , the
       appointment of Mr. O.P Puranmalka, a Director
       of the Company, who is deemed   to be treated
       as Whole Director of the Company with effect
       from 16 FEB 2010   to 31 MAR 2010 under the
       provisions of Sections 198, 269, 309, 310 and
       314    read with Schedule XIII and other applicable
       provisions, if any of the Act    including
       any statutory modification or re-enactment
       thereof for the time     being in force  the
       relevant provisions of the Articles of the
       Company and    all applicable guidelines issued
       by the Central Government from time to time,
       on CONTD.

0      CONTD. the specified terms and conditions as              Non-Voting    No vote
       specified; the remuneration      payable/paid
       to Mr. Puranmalka as aforesaid shall be subject
       to the           applicable provisions of Schedule
       XIII of the Act; ratify and approve all
       actions taken so far by the Company in or
       in relation to the aforesaid        matters;
       and authorize the Board to do all such acts,
       deeds, matters and      things as may be deemed
       necessary to give effect to the above resolution

6      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment,      pursuant to the
       provisions of Section 257 and all other applicable
       provisions, if any of the Companies
       Act, 1956, of Mr. O.P Puranmalka as a     Director
       of the Company, who is liable to retire by
       rotation

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment,      pursuant to the
       provisions of Section 257 and all other applicable
       provisions, if any of the Companies
       Act, 1956, of Mr. Kumar Mangalam Birla as a
       Director of the Company, who is liable to retire
       by rotation

8      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment,      pursuant to the
       provisions of Section 257 and all other applicable
       provisions, if any of the Companies
       Act, 1956, of Mr. R.C Bhargava as a       Director
       of the Company, who is liable to retire by
       rotation

9      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment,      pursuant to the
       provisions of Section 257 and all other applicable
       provisions, if any of the Companies
       Act, 1956, of Mr. G.M Dave as a Director  of
       the Company, who is liable to retire by rotation

10     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment,      pursuant to the
       provisions of Section 257 and all other applicable
       provisions, if any of the Companies
       Act, 1956, of Mr. N.J Jhaveri as a        Director
       of the Company, who is liable to retire by
       rotation

11     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment,      pursuant to the
       provisions of Section 257 and all other applicable
       provisions, if any of the Companies
       Act, 1956, of Mr. S.B Mathur as a         Director
       of the Company, who is liable to retire by
       rotation




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  703129191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2011
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited Balance        Mgmt          For                            For
       Sheet of the Company as at March 31, 2011 and
       the Profit and Loss Account for the year ended
       on that     date together with the Reports
       of Board of Directors and Auditors thereon

2      To declare dividend on Equity Shares for the              Mgmt          For                            For
       Financial Year ended March 31,   2011

3      To appoint a Director in place of Mr. Arun Duggal,        Mgmt          For                            For
       who retires by rotation    and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of Mr. Ranvir              Mgmt          For                            For
       Dewan, who retires by rotation   and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Mr. S. Venkatakrishnan, Mgmt          For                            For
       who retires by      rotation and being eligible,
       offers himself for re-appointment

6      To appoint M/s. S. R. Batliboi & Co., Chartered           Mgmt          For                            For
       Accountants, Mumbai (Firm     Registration
       Number 301003E) and M/s. G. D. Apte and Co.,
       Chartered           Accountants, Mumbai, (Firm
       Registration Number 100515W), jointly as Auditors
       of the Company to hold such office from the
       conclusion of this Meeting, until the conclusion
       of the next Annual General Meeting, on such
       remuneration plus  out of pocket expenses,
       if any, as may be mutually agreed upon between
       the    Board of Directors of the Company and
       the said Auditors

7      Resolved that in supersession of the resolution           Mgmt          For                            For
       passed at the Thirtieth       Annual General
       Meeting of the Company held on July 24, 2009,
       and pursuant to  section 293(1 )(d) and other
       applicable provisions, if any, of the Companies
       Act, 1956, (including any statutory modifications
       or re- enactment thereof    for the time being
       in force) (hereinafter referred to as the "Act"),
       consent  of the Company be and is hereby granted
       to the Board of Directors of the      Company
       or its Committee as may be authorised by the
       Board of Directors, to   borrow for the purpose
       of the business of the Company from time to
       time on    such terms and conditions as the
       Board of Directors may deem fit,
       notwithstanding that the monies to be CONTD

CONT   CONTD borrowed together with the monies already           Non-Voting    No vote
       borrowed by the Company       (apart from temporary
       loans obtained and/or to be obtained from the
       Company's bankers in the ordinary course of
       business) will or may exceed the aggregate
       of the Paid up Capital of the Company and
       its Free Reserves, that is to say,  Reserves
       not set apart for any specific purpose, so
       that the total amounts up to which the monies
       may be borrowed by the Board of Directors shall
       not at    any time exceed INR 40,000 Crores
       (Rupees Forty Thousand Crores Only).
       Resolved further that the Board or such Committee/
       or person/(s) as           authorised by the
       Board of Directors be and is hereby authorised
       to do all    such acts, deeds, matters and
       things as it may consider necessary, expedient,
       usual or proper to give full effect to the
       aforesaid resolution, including    but not
       CONTD

CONT   CONTD limited to settle any questions or difficulties     Non-Voting    No vote
       that may arise in this  regard, if any, as
       it may, in its absolute discretion, deem fit,
       without      requiring the Board to secure
       any further consent or approval of the Members
       of the Company to the intent that they shall
       be deemed to have given their    approval thereto
       expressly by the authority of this resolution

8      Resolved that in supersession of the resolution           Mgmt          For                            For
       passed at the Thirtieth       Annual General
       Meeting of the Company held on July 24, 2009,
       and pursuant to  Section 293(l)(a) and other
       applicable provisions, if any, of the Companies
       Act, 1956, (including any statutory modifications
       or re- enactment thereof    for the time being
       in force) (hereinafter referred to as the "Act"),
       consent  of the Company be and is hereby accorded
       to the Board of Directors of the     Company
       or its Committee as may be authorised by the
       Board of Directors, for  mortgaging and/or
       charging in such form and manner and on such
       terms and at   such time(s) as the Board of
       Directors may deem fit, the movable and/or
       immovable properties of the CONTD

CONT   CONTD Company, wherever situate, present and              Non-Voting    No vote
       future whether presently         belonging
       to the Company or not, in favour of any person
       including, but not   limited to, financial/investment
       institution(s), bank(s), insurance
       Company(ies), mutual fund(s), corporate body(ies),
       trustee(s) to secure the   debentures, loans,
       hire purchase and/ or lease portfolio management
       transaction(s) for finance and other
       credit facilities up to a sum not        exceeding
       INR 52,000 Crores (Rupees Fifty Two Thousand
       Crores Only). Resolved further that the Board
       of Directors or such Committee or person/(s)
       as        authorised by the Board of Directors
       be and is hereby authorised to finalise  the
       form, extent and manner of, and the documents
       and deeds, as may be        applicable, for
       creating the appropriate mortgages and/or charges
       on such of  the immovable and/or movable properties
       of the CONTD

CONT   CONTD Company on such terms and conditions as             Non-Voting    No vote
       may be decided by the Board of  Directors in
       consultation with the lenders and for reserving
       the aforesaid    right and for performing all
       such acts and things as may be necessary for
       giving full effect to this resolution

9      Resolved that pursuant to Section 31 and all              Mgmt          For                            For
       other applicable provisions of   the Companies
       Act, 1956, (including any statutory modifications
       or            re-enactment thereof for the
       time being in force) (hereinafter referred
       to as the "Act"), and provisions of all other
       applicable laws and regulations       applicable
       thereunder, provisions in the Memorandum of
       Association and        Articles of Association
       of the Company and in accordance with the Listing
       Agreement entered into by the Company with
       the Stock Exchanges, where the     Equity Shares
       of the Company are listed, and such other approvals,
       consents,  permissions, sanctions as may be
       necessary, the Articles of Association of
       the Company be and are hereby altered by
       CONTD

CONT   CONTD deleting the Articles from Article 46               Non-Voting    No vote
       to 49 and Articles 64 to 81 of    the existing
       Articles of Association of the Company. Resolved
       further that    consequently, the existing
       Articles from Article 50 to 63 be renumbered
       as    Articles 46 to 59. Thereafter, Section
       VI be renumbered as Section II. In the renumbered
       Article 46, the clauses (i) and (ii) be deleted
       and clause (iii)   be renumbered as (i) and
       the words "these Articles 50 to 63 shall continue"
       be replaced with the words "these Articles
       46 to 59 shall continue". In the   renumbered
       Article 47, the words "this section VI" be
       replaced with the words "this section II".
       In the renumbered Article 47 (iii), the words
       "Article 53" be replaced with the words "Article
       49". In the renumbered Article 47 (iv),   the
       words "Article 57.3" be replaced with the words
       "Article 53.3". CONTD

CONT   CONTD In the renumbered Article 47 (v), the               Non-Voting    No vote
       words "Article 57.3" be replaced  with the
       words "Article 53.3". In the renumbered Article
       47 (xiii), the words "Article 57.3" be replaced
       with the words "Article 53.3". In the renumbered
       Article 47 (xxviii), the words "Article 52
       (Transfer Provisions)" be replaced with the
       words "Article 48 (Transfer Provisions)", the
       words "Article 54      (Fundamental Issue)"
       be replaced with the words "Article 50 (Fundamental
       Issue)", the words "Article 57 (Investor's
       Right to Exit)" be replaced with   the words
       "Article 53 (Investor's Right to Exit)" and
       "Article 58             (Restrictions on Direct
       acquisition of Beneficial Interest in the Company)"
       be replaced with the words "Article 54 (Restrictions
       on Direct acquisition of Beneficial Interest
       in the Company)". In the renumbered Article
       47 (xxxii),   the CONTD

CONT   CONTD words "Article 53.2" be replaced with               Non-Voting    No vote
       the words "Article 49.2". In the  renumbered
       Article 47 (xlvi), the words "Article 52" be
       replaced with the     words "Article 48" and
       "Article 57.4" be replaced with the words "Article
       53.4". In the renumbered Article 48, the
       words "Article 52" be replaced with  the words
       "Article 48". In the renumbered Article 48.1
       (a), the words         "Article 52.2" be replaced
       with the words "Article 48.2", the words "Article
       52.4" be replaced with the words "Article
       48.4", the words "Section VI" be    replaced
       with the words "Section II" and the words "Article
       52.1 to 52.3" be  replaced with the words "Article
       48.1 to 48.3". In the renumbered Article
       48.1 (b), the words "Article 52.2" be replaced
       with the words "Article 48.2". In the renumbered
       Article 48.2 (b), the words "Article 52.3"
       be replaced with CONTD

CONT   CONTD the words "Article 48.3" and the words              Non-Voting    No vote
       "Article 52.2" be replaced with  the words
       "Article 48.2". In the renumbered Article 48.2
       (d), the words       "Article 52.4" be replaced
       with the words "Article 48.4". In the renumbered
       Article 48.2 (e), the words "Article 52.2"
       be replaced with the words         "Article
       48.2". In the renumbered Article 48.3 (a),
       the words "Article 52.2"  be replaced with
       the words "Article 48.2" and the words "Article
       52.1" be     replaced with the words "Article
       48.1". In the renumbered Article 48.3 (b),
       the words "Article 52.3" be replaced with
       the words "Article 48.3". In the    renumbered
       Article 48.3 (d), the words "Article 52.3 but
       subject to Article   52.1 and Article 52.2"
       be replaced with the words "Article 48.3 but
       subject   to Article 48.1 and Article 48.2".
       In the renumbered Article 49.1 (a) (6),
       the CONTD

CONT   CONTD words "Article 53.2" be replaced with               Non-Voting    No vote
       the words "Article 49.2" In the   renumbered
       Article 49.1 (c), the words "Article 53.1 (a)"
       be replaced with    the words "Article 49.1
       (a)" and the words "Article 53.2" be replaced
       with    the words "Article 49.2". In the renumbered
       Article 49.2, the words "Article  53.2" be
       replaced with the words "Article 49.2". In
       the renumbered Article    49.2 (b), the words
       "Article 53.2" be replaced with the words "Article
       49.2". In the renumbered Article 49.2 (d),
       the words "Article 53.2 (c)" be replaced  with
       the words "Article 49.2 (c)". In the renumbered
       Article 49.3 (c), the    words "Article 54"
       be replaced with the words "Article 50". In
       the renumbered Article 49.3 (d), the words
       "Article 53.3 (c)" be replaced with the words
       "Article 49.3 (c)"and the words "Article
       54" be replaced with the words       "CONTD

CONT   CONTD Article 50". In the renumbered Article              Non-Voting    No vote
       49.4 (e), the words "Article 54" be replaced
       with the words "Article 50". In the renumbered
       Article 49.4 (f),  the words "Article 53.4
       (e)" be replaced with the words "Article 49.4
       (e)"    and the words "Article 54" be replaced
       with the words "Article 50". In the    renumbered
       Article 49.4 (j), the words "Article 61" be
       replaced with the      words "Article 57".
       In the renumbered Article 50.1, the words "Article
       54.3"  be replaced with the words "Article
       50.3". In the renumbered Article 50.2,    the
       words "Article 54.1" be replaced with the words
       "Article 50.1". In the    renumbered Article
       50.4, the words "Article 54.3" be replaced
       with the words  "Article 50.3", the words "Article
       54.1" be replaced with the words "Article
       50.1", the words "Article 54.3" be replaced
       with the words "Article 50.3"     CONTD

CONT   CONTD and the words "Article 54.1 and Article             Non-Voting    No vote
       54.2" be replaced with the      words "Article
       50.1 and 50.2". In the renumbered Article 53.1,
       the words      "Article 52.3" be replaced with
       the words "Article 48.3", the words "Article
       57.1" be replaced with the words "Article
       53.1" and the words "Article 61.2   and Article
       61.3" be replaced with the words "Article 57.2
       and Article 57.3". In the renumbered Article
       53.2 (b), the words "Article 57.2(a)" be replaced
       with the words "Article 53.2 (a)". In the
       renumbered Article 53.2 (c) the     words "Article
       57.2" be replaced with the words "Article 53.2"
       and the words  "Article 57.2 (b)" be replaced
       with the words "Article 53.2 (b)". In the
       renumbered Article 53.3 (a), the words
       "Article 57.2" be replaced with the    words
       "Article 53.2". In the renumbered Article 53.3
       (c), the words "Article  57.3 CONTD

CONT   CONTD " be replaced with the words "Article               Non-Voting    No vote
       53.3". In the renumbered Article  53.4, the
       words "Article 57.4" be replaced with the words
       "Article 53.4". In  the renumbered Article
       53.4 (a), the words "Article 57.4" be replaced
       with    the words "Article 53.4". In the renumbered
       Article 53.5, the words "Article  53" be replaced
       with the words "Article 49". In the renumbered
       Article 54.2   (a), the words "Article 54"
       be replaced with the words "Article 50". In
       the   renumbered Article 55, the words "Article
       59" be replaced with the words      "Article
       55". In the renumbered Article 55.3 (c), the
       words "Article 59.3(a)" be replaced with the
       words "Article 55.3(a)". In the renumbered
       Article 55.4  (c), the words "Article 59.4"
       be replaced with the words "Article 55.4".
       In   the renumbered Article 55.5, the words
       "Article 53" be replaced with CONTD

CONT   CONTD the words "Article 49". In the renumbered           Non-Voting    No vote
       Article 57.1, the words       "Article 61.2,
       61.3 and 61.4" be replaced with the words "Article
       57.2, 57.3  and 57.4". In the renumbered Article
       57.2, the words "Article 61.1" be        replaced
       with the words "Article 57.1". In the renumbered
       Article 57.2 (a),   the words "Article 52.3"
       be replaced with the words "Article 48.3".
       In the    renumbered Article 57.2 (b), the
       words "Article 56" be replaced with the
       words "Article 52". In the renumbered Article
       57.3, the words "Article 61.1"  be replaced
       with the words "Article 57.1". In the renumbered
       Article 57.4,    the words "Article 61.1" be
       replaced with the words "Article 57.1" and
       the    words "Article 61.2 and Article 61.3"
       be replaced with the words "Article     57.2
       and Article 57.3". In the renumbered Article
       58.2, the words "Article    62.1" be CONTD

CONT   CONTD replaced with the words "Article 58.1".             Non-Voting    No vote
       Resolved further that the Board or such Committee/
       or person/(s) as authorised by the Board of
       Directors be   and is hereby authorised to
       do all such acts, deeds, matters and things
       as it may consider necessary, expedient, usual
       or proper to give full effect to the aforesaid
       resolution, including but not limited to settle
       any questions or    difficulties that may arise
       in this regard, if any, as it may, in its
       absolute discretion, deem fit, without
       requiring the Board to secure any      further
       consent or approval of the Members of the Company
       to the intent that  they shall be deemed to
       have given their approval thereto expressly
       by the    authority of this resolution




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  703115673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2011
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, discuss and adopt the Balance Sheet           Mgmt          For                            For
       and the Profit and Loss       Account of the
       State Bank made up to the 31st day of March
       2011, the report   of the Central Board on
       the working and activities of the State Bank
       for the  period covered by the Accounts and
       the Auditor's Report on the Balance Sheet
       and Accounts




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  703165591
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  OGM
    Meeting Date:  24-Jun-2011
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 844808 DUE TO APPLICATION OF SPIN CONTROL.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 5 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       4 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 4 OF THE 5 DIRECTORS.
       THANK YOU.

i      Election of Shri D. Sundaram as a Director to             Mgmt          For                            For
       the Central Board of the bank under the provisions
       of Section 19 (c) of the State Bank of India
       Act, 1955

ii     Election of Shri Dileep C. Choksi as a Director           Mgmt          For                            For
       to the Central Board of the bank under the
       provisions of Section 19 (c) of the State Bank
       of India Act, 1955

iii    Election of Shri S. Venkatachalam as a Director           Mgmt          For                            For
       to the Central Board of the bank under the
       provisions of Section 19 (c) of the State Bank
       of India Act, 1955

iv     Election of Shri Parthasarthy lyengar as a Director       Mgmt          For                            For
       to the Central Board of the bank under the
       provisions of Section 19 (c) of the State Bank
       of India Act, 1955

v      Election of Shri Umesh Nath Kapur as a Director           Mgmt          No vote
       to the Central Board of the bank under the
       provisions of Section 19 (c) of the State Bank
       of India Act, 1955




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  702523386
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2010
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2010  and the balance
       sheet as at that date together with the reports
       of the Board  of Directors and the Auditors
       thereon

2      Approve the payment of the Interim Dividends              Mgmt          For                            For
       on Equity Shares for the year    2009-10 an
       declare final dividend and a special dividend
       for the year 2009-10 on Equity Shares

3      Declare a dividend for the year 2009-10 on Redeemable     Mgmt          For                            For
       Preference Shares       es

4      Re-appoint Dr. Ron Sommer as a Director, who              Mgmt          For                            For
       retires by rotation

5      Re-appoint Mrs. Laura M. Cha as a Director,               Mgmt          For                            For
       who retires by rotation

6      Re-appointment of Mr. R. N. Tata as a Director,           Mgmt          For                            For
       who retires by rotation

7      Appointment of Auditors and fix their remuneration        Mgmt          For                            For

8      PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       appointment of Mr. S.        Ramadorai as an
       Additional Director of the Company, who was
       appointed by the  Board of Directors, with
       effect from 06 OCT 2009 and who holds office
       up to   the date of this AGM of the Company
       in terms of Section 260 of the Companies  Act,
       1956 and in respect of whom the Company has
       received a notice in writing from a Member
       under Section 257 of the Act proposing his
       candidature for the  office of Director of
       the Company

9      PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       appointment of Dr. Vijay     Kelkar as an Additional
       Director of the Company, who was appointed
       by the     Board of Directors, with effect
       from 05 JAN 2010 and who holds office up to
       the date of this AGM of the Company in terms
       of Section 260 of the Companies  Act, 1956
       and in respect of whom the Company has received
       a notice in writing from a Member under Section
       257 of the Act proposing his candidature for
       the  office of Director of the Company

10     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       appointment of Mr. Ishaat    Hussain as an
       Additional Director of the Company, who was
       appointed by the    Board of Directors, with
       effect from 05 JAN 2010 and who holds office
       up to   the date of this AGM of the Company
       in terms of Section 260 of the Companies  Act,
       1956 and in respect of whom the Company has
       received a notice in writing from a Member
       under Section 257 of the Act proposing his
       candidature for the  office of Director of
       the Company

11     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       198, 269, 309 and other        applicable provisions,
       if any, of the Companies Act, 1956, read with
       Schedule XIII to the Article, the appointment
       and terms of remuneration of Mr. N.      Chandrasekaran
       as the Chief Executive Officer and Managing
       Director of the    Company for a period of
       5 years with effect from 06 OCT 2009 upon the
       terms   and conditions as specified  including
       the remuneration to be paid in the     event
       of loss or inadequacy of profits in any FY
       during the tenure of his     appointment  with
       liberty to the Directors to alter and vary
       the terms and    conditions of the said appointment
       in such manner as may be agreed to between
       the Directors and Mr. N. Chandrasekaran; authorize
       the Board or a Committee   thereof to take
       all such steps as may be necessary, proper
       and expedient to   give effect to this resolution
       to give effect to this resolution

S.12   Approve, pursuant to Section 31 and other applicable      Mgmt          For                            For
       provisions, if any, of   the Companies Act,
       1956, and subject to the approval of the Central
       Government, if any, to substitute
       the Article 71 of the Articles of
       Association of the Company as specified
       eting of
       the Company and subject to the provisions of
       Section 252 of the act, the number of Directors
       shall not be less than 3 and more than 15;
       the Directors are not required to hold any
       qualification shares

13     Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 228 and other      applicable provisions,
       if any, of the Companies Act, 1956 ('Act'),
       to appoint as the Branch Auditors of any branch
       office of the Company, whether existing  or
       which may be opened/acquired hereafter, in
       India or abroad, in             consultation
       with the Company's Auditors, any person s
       qualified to act as   Branch Auditor within
       the provisions of Section 228 of the Act and
       to fix     their remuneration




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  702548338
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740143
    Meeting Type:  OTH
    Meeting Date:  06-Aug-2010
          Ticker:
            ISIN:  INE155A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Authorize the Board, in accordance with the               Mgmt          Against                        Against
       provisions of Section 81[1A] and other applicable
       provisions, if any, of the Companies Act, 1956
       [including any amendment thereto or re-enactment
       thereof] ['the Act'] and in accordance with
       the provisions of the Memorandum and Articles
       of Association of the Company, Foreign Exchange
       Management Act, 1999 [FEMA], Foreign Exchange
       Management [transfer or issue of security by
       a person resident outside India] Regulations,
       2000 and issue of foreign currency convertible
       bonds and ordinary shares [through Depositary
       Receipt Mechanism] Scheme 1993, the listing
       agreements entered into by the Company with
       Stock Exchanges on which the Company's shares
       are listed and the rules/regulations/guidelines,
       notifications, circulars and clarifications,
       if any, issued by the Government of India [GOI],
       the Securities and Exchange Board of India
       [SEBI], the Reserve Bank of India [RBI], or
       any other relevant authority from time to time,
       to the extent applicable and subject to such
       approvals, consents, permissions and sanctions
       as may be necessary or required and subject
       to such conditions and modifications as may
       be prescribed by any of them while granting
       such approvals, permissions, consents and sanctions
       and which may be agreed to by the Board of
       Directors of the Company, the consent of the
       Company be and is hereby accorded to the Board
       in its absolute discretion to create, offer,
       issue and allot [including with provisions
       for reservation on firm and/or competitive
       basis, of such part of issue and for such categories
       of persons as may be permitted], in one or
       more tranches whether denominated in rupees
       or in foreign currency, in the course of domestic
       and/or international offerings, representing
       ordinary shares and 'A' ordinary shares [and
       unless expressly specified otherwise the term
       ordinary shares shall hereinafter collectively
       refer to both ordinary shares and/or 'A' ordinary
       shares of the Company] and/or non-convertible
       debt instruments along with warrants and convertible
       securities other than warrants [hereinafter
       collectively referred to as ''Eligible Securities'']
       and ordinary shares whether through depository
       receipts, including American Depository Receipts/
       Global Depository Receipts [ADR's/ GDR's]/other
       depository receipts or otherwise, debentures
       or bonds whether partly/optionally/fully/ convertible
       and/or securities linked to ordinary shares
       and/or 'A' ordinary shares including foreign
       currency convertible bonds and/or any other
       financial instruments convertible into or linked
       to ordinary shares and/or 'A' ordinary shares,
       with or without detachable warrants with a
       right exercisable by the warrant holders to
       convert or subscribe to the ordinary shares,
       'A' ordinary shares and/or otherwise, in registered
       or bearer form, secured or unsecured [along
       with 'Eligible Securities' hereinafter collectively
       referred to as ''Securities''] such that the
       total amount raised through the aforesaid securities
       should not exceed INR 4,700 crores [with or
       without green shoe option] of incremental funds
       for the Company to any domestic/foreign institutions,
       individuals, non-resident Indians, corporate
       bodies, mutual funds, banks, insurance companies,
       pension funds, trusts, stabilizing agents,
       or otherwise, whether shareholders of the Company
       or not, and eligible securities to qualified
       institution buyers pursuant to a qualified
       institutional placement as provided under Chapter
       VIII of SEBI [Issue of Capital and Disclosure
       Requirements] Regulations 2009, [SEBI ICDR
       Regulations 2009], [collectively called 'Investors']
       through a public issue and/or on a private
       placement basis or a combination thereof at
       such price or prices, at a discount or premium
       to the market price, or price in such manner
       and on such terms and conditions including
       security, rate of interest, etc. through a
       prospectus or an offering memorandum, as per
       the terms and conditions that the Board may
       in its absolute discretion deem fit and appropriate
       at the time of issue and where necessary, in
       consultation with the book/running lead Managers
       and/or other advisors or otherwise, including
       the discretion to determine the categories
       of investors to whom the offer, issue and allotment
       shall be made to the exclusion of all other
       categories of investors at the time of such
       offer, issue and allotment considering the
       prevailing market conditions and other relevant
       factors wherever necessary; that in the event
       that the eligible securities convertible into
       ordinary shares are issued under Chapter VIII
       of the SEBI ICDR Regulations, 2009, the relevant
       date for the purpose of the pricing of the
       securities shall be the meeting in which the
       Board decides to open the issue; authorize
       the Board to issue and allot such number of
       ordinary shares and/or 'A' ordinary shares
       as may be required to be issued and allotted,
       including issue and allotment of ordinary shares
       and/or 'A' ordinary shares upon conversion
       of any securities referred to above or as may
       be necessary in accordance with the terms of
       the offer or any subsequent amendment to the
       terms of the offer as the Board may decide
       subsequent to the offer; all such shares shall
       rank pari passu inter se and with the then
       existing ordinary shares and/or 'A' ordinary
       shares of the Company, as the case may be;
       that without prejudice to the generality of
       the above, the securities/eligible Securities
       may have such features and attributes or any
       terms or combination of terms in accordance
       with international practice to provide for
       the tradability and free transferability thereof
       as per the prevailing practices and regulations
       in the capital market including but not limited
       to the terms and conditions in relation to
       payment of interest, additional interest, premium
       on redemption, prepayment and any other debt
       service payments whatsoever including terms
       for issue of additional ordinary shares or
       variation of the conversion price of the securities
       during the duration of the securities/eligible
       securities and the Board be and is hereby authorized
       in its absolute discretion in such manner and
       on such terms as it may deem fit, to dispose
       off such of the securities/eligible securities
       that are not subscribed; CONTD.

CONT   CONTD. for the purpose of giving effect to the            Non-Voting    No vote
       above, to determine the form and terms of the
       issues, in accordance with applicable regulations,
       prevalent market practices, including but not
       limited to the class of investors to whom the
       securities are to be allotted, number of securities
       to be allotted in each tranche, issue price,
       face value, premium amount on issue/conversion
       of securities/exercise of warrants/redemption
       of securities, rate of interest, redemption
       period, listings on one or more stock exchanges
       in India and/or abroad as the Board, in its
       absolute discretion may deem fit and to make
       and accept any modifications in the proposal
       as may be required by the authorities involved
       in such issues in India and/or abroad and to
       do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary or desirable for such purpose, including
       sign all deeds, documents and writings and
       to pay any fees, commissions, remuneration,
       expenses relating thereto and with power on
       behalf of the Company to settle any questions
       or difficulties that may arise in regard to
       the issues, as it may, in its absolute discretion,
       deem fit; to delegate all or any of the powers
       herein conferred, to any Committee of Directors
       or any one or more Directors of the Company
       with power to delegate to any Officer of the
       Company

S.2    Authorize the Board, pursuant to the resolution           Mgmt          For                            For
       dated 11 JUL 2006 of the shareholders of the
       Company, and in accordance with the provisions
       of Section 81[1A] and other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any amendment thereto or re-enactment thereof],
       the provisions of the Memorandum and Articles
       of Association of the Company, Foreign Exchange
       Management Act, 1999 [FEMA] and applicable
       rules & regulations made there under including
       the Foreign Exchange Management [Transfer or
       issue of security by a person resident outside
       India] Regulations, 2000 and Issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depository Receipt Mechanism] Scheme
       1993, the Listing Agreements entered into by
       the Company with Stock Exchanges on which the
       Company's shares are listed and the rules/regulations/
       guidelines, notifications, circulars and clarifications,
       if any, issued by the Government of India [GOI],
       the Securities and Exchange Board of India
       [SEBI], the Reserve Bank of India [RBI], or
       any other relevant authority from time to time,
       to the extent applicable and subject to such
       approvals, consents, permissions and sanctions
       as may be necessary or required and subject
       to such conditions and modifications as may
       be considered necessary by the Board of Directors
       while granting such approvals, consents, permissions
       and sanctions and which may be agreed to by
       the Board, the consent of the Company be and
       is hereby accorded to the Board to issue and
       allot up to 50 million 'A' ordinary shares
       to the holders of Zero Coupon Convertible Alternative
       Reference Securities [CARS], on exercise of
       conversion option at such price or prices as
       per the terms of issuance of CARS, in such
       manner and where necessary, in consultation
       with the paying Conversion and transfer agent
       and/or other advisors or otherwise and on such
       terms and conditions as the Board, may, in
       its absolute discretion, decide at the time
       of exercise of the said conversion option by
       the holders of the said CARS; that such 'A'
       ordinary shares shall rank pari passu inter
       se and with the then existing 'A' ordinary
       shares of the Company; to determine the form
       and terms of the conversion option in accordance
       with applicable regulations, prevalent market
       practices and terms of issue of CARS including
       but not limited to the number of 'A' ordinary
       shares to be allotted in each tranche, premium
       amount on conversion of CARS during conversion
       period, in its absolute discretion as it may
       deem fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues in India and/or abroad
       and to do all such acts, deeds, matters and
       things as it may, in its absolute discretion,
       deem necessary or desirable for such purpose,
       including sign all deeds, documents and writings
       and to pay any fees, remuneration, expenses
       relating thereto and with power on behalf of
       the Company to settle any questions or difficulties
       that may arise in regard to the issue[s], as
       it may, in its absolute discretion, deem fit;
       to delegate all or any of the powers herein
       conferred, to any Committee of Directors or
       any one or more Directors of the Company with
       power to delegate to any Officer of the Company

3.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in super session of Resolution No.4 passed
       by Postal Ballot conducted by the Company on
       14 JUL 2008 and pursuant to Section 293[1][d]
       and all other applicable provisions, if any,
       of the Companies Act,1956, [including any amendment
       thereto or re-enactment thereof], for borrowing
       from time to time any sum or sums of monies
       which, together with the monies already borrowed
       by the Company [apart from temporary loans
       obtained or to be obtained from the Company's
       bankers in the ordinary course of business],
       may exceed the aggregate of the paid up capital
       of the Company and its free reserves, that
       is to say, reserves not set apart for any specific
       purpose, provided that the total amount so
       borrowed by the Board shall not at any time
       exceed the limit of INR 30,000 crores

4.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in super session of Resolution No.5 passed
       by Postal Ballot conducted by the Company on
       14 JUL 2008 and pursuant to Section 293[1][a]
       and other applicable provisions, if any, of
       the Companies Act, 1956, [including any amendment
       thereto or re-enactment thereof], to create
       such charges, mortgages and hypothecations
       in addition to the existing charges, mortgages
       and hypothecations created by the Company,
       on such movable and immovable properties, both
       present and future, and in such manner as the
       Board may deem fit, together with power to
       take over the management and concern of the
       Company in certain events, in favor of the
       Banks/Financial Institutions, other investing
       agencies and trustees for the holders of debentures/bonds
       and/or other instruments to secure rupee/foreign
       currency loans and/or the issue of debentures
       whether partly/fully convertible or non-convertible
       and/or securities linked to ordinary shares
       and/or 'A' ordinary shares and/or rupee/foreign
       currency convertible bonds and/or bonds with
       detachable share warrants [hereinafter collectively
       referred to as ''Loans''] provided that the
       total amount of Loans together with interest
       thereon, additional interest, compound interest,
       liquidated damages, commitment charges, premia
       on pre-payment or on redemption, costs, charges,
       expenses and all other monies payable by the
       Company in respect of the said Loans, for which
       such charges, mortgages or hypothecations are
       created, shall not, at any time exceed the
       limit of INR 30,000 crores; authorize the Board
       to do all such acts, deeds and things, to execute
       all such documents, instruments in writing
       as may be required

S.5    Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 314 and other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modifications or re-enactment
       thereof for the time being in force] and subject
       to approval of the Reserve Bank of India, if
       required, the appointment of Mr. Ravi Kant,
       Non Executive Vice Chairman as an advisor to
       the Company With effect from 02 JUN 2009 at
       a fee of GBP 75,000 p.a. [INR 51 lakhs p.a.]
       plus use of Company car and reimbursement of
       expenses incurred on travel, boarding and allowances
       either directly or by way of reimbursement
       to Jaguar Land Rover Limited [JLRL] for payment
       made by JLRL to Mr. Kant in connection with
       the advisory services rendered by him to the
       Company




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  702562768
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740143
    Meeting Type:  AGM
    Meeting Date:  01-Sep-2010
          Ticker:
            ISIN:  INE155A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2010  and the Balance
       Sheet as at that date together with the reports
       of the        Directors and the Auditors thereon

2      Declare a dividend on ordinary shares and 'A'             Mgmt          For                            For
       ordinary shares

3      Re-appoint Mr. Ratan N. Tata as a Director,               Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. R. A. Mashelkar as a Director,             Mgmt          For                            For
       who retires by rotation

5      Approve that Mr. R. Gopalakrishnan a Director             Mgmt          For                            For
       liable to retire by rotation,   who does not
       seek re-election, shall be not re-appointed
       a Director of the    Company; and that the
       vacancy, so created on the Board of Directors
       of the    Company, be not filled

6      Appointment of the Auditors and approve to fix            Mgmt          For                            For
       their remuneration

7      PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Abstain                        Against
       appointment of Mr. Ranendra Sen as a Director
       of the Company whose office shall be liable
       to retirement   by rotation

8      PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Abstain                        Against
       appointment of Mr.          Carl-Peter Forster
       as a Director of the Company

9      Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, and other      applicable provisions,
       if any, of the Companies Act, 1956 ("the Act"),
       as     amended or re-enacted from time to time,
       read with Schedule XIII of the Act   and subject
       to the approval of the Central Government,
       the appointment and    terms of remuneration
       of Mr. Carl-Peter Forster as the Chief Executive
       Officer and Managing Director of the
       Company for the period from 01 APR 2010  to
       31 MAR 2013, upon the terms and conditions,
       including the remuneration to  be paid in the
       event of inadequacy of profits in any FY as
       CONTD

CONT   CONTD set out in the Explanatory Statement annexed        Non-Voting    No vote
       to the notice convening    this meeting, with
       liberty to the Directors to alter and vary
       the terms and   conditions of the said appointment
       in such manner as may be agreed to between
       the Directors and Mr. Forster; and authorize
       the Board of Directors of the    Company or
       a Committee thereof to take all such steps
       as may be necessary,    proper and expedient
       to give effect to this resolution

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TATA PWR CO LTD                                                                             Agenda Number:  702570715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85481128
    Meeting Type:  AGM
    Meeting Date:  08-Sep-2010
          Ticker:
            ISIN:  INE245A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2010  and the balance
       sheet as at that date together with the reports
       of the        Directors and the Auditors thereon

2      Declare a dividend on Equity Shares                       Mgmt          For                            For

3      Re-appoint Mr. A J Engineer as a Director, who            Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. N H Mirza as a Director, who               Mgmt          For                            For
       retires by rotation

5      Re-appoint Mr. R Gopalakrishnan as a Director,            Mgmt          For                            For
       who retires by rotation

6      Appointment of the Auditors and fix their remuneration    Mgmt          For                            For

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Abstain                        Against
       PROPOSAL: Appointment of    Mr. Thomas Mathew
       T as a Director, whoa was appointed as an Additional
       Director of the Company with effect
       from 07 AUG 2009 by the Board of          Directors
       and who holds office upto the date of the forthcoming
       AGM of the    Company under Section 260 of
       the Companies Act, 1956  the Act  but who is
       eligible for appointment and in respect
       of whom the Company has received a    notice
       in writing under Section 257 of the Act from
       a member proposing his    candidature for the
       office of Director

8      Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and   other applicable
       provisions, if any, of the Companies Act, 1956
       the Act , as amended or re-enacted from time
       to time, read with Schedule XIII to the Act,
       the re-appointment and terms of remuneration
       of Mr. S Ramakrishnan as the     Executive
       Director of the Company for the period from
       01 OCT 2009 to 28 FEB   2014, upon the terms
       and conditions as specified, including the
       remuneration  to be paid in the event of loss
       or inadequacy of profits in any financial
       year, with liberty to the Directors to alter
       and vary the terms and           conditions
       of the said appointment in such manner as may
       be agreed to between the Directors and Mr.
       Ramakrishnan; authorize the Board to take all
       such      steps as may be necessary, proper
       and expedient to give effect to this
       Resolution

9      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 228
       and other applicable provisions, if any, of
       the Companies Act, 1956  the Act , to appoint
       the Company's Auditors and/or in consultation
       with the Company's Auditors any person or persons
       qualified for appointment as     Auditor or
       Auditors of the Company under Section 226 of
       the Act so far as     Branch Offices in India
       are concerned, whether existing or which may
       be       opened/acquired hereafter, or an accountant
       or accountants duly qualified to  act as Auditor
       or Auditors of the Branch Offices of the Company
       situated in   Countries Outside India, whether
       existing or which may be opened/acquired
       hereafter, in accordance with the Laws of
       the Country in which the Branch     Offices
       of the Company are situated, CONTD..

CONT   ..CONTD to audit the accounts for the FY 2010-11          Non-Voting    No vote
       of the Company's Branch      Offices in India
       and abroad respectively and to fix their remuneration
       which in the case of the Company's Auditors
       shall be in addition to their           remuneration
       as the Company's Auditors  and the terms and
       conditions on which they shall carry out the
       Audits

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TATA STEEL LTD, MUMBAI                                                                      Agenda Number:  702559874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2010
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL THE
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 711840 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the Audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2010 and the balance
       sheet as at that date together with the report
       of the Board of Directors and the Auditors
       thereon

2.     Declare the interim dividend on the 2% Cumulative         Mgmt          For                            For
       Convertible Preference Shares

3.     Declare a dividend on ordinary shares                     Mgmt          For                            For

4.     Re-appoint Mr. S.M. Palia as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. Suresh Krishna as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Ishaat Hussain as a Director,              Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Mr. Andrew Robb as a Director, who             Mgmt          For                            For
       retires by rotation

8.     Appointment of the Auditors and approve to fix            Mgmt          For                            For
       their remuneration

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS RESOLUTION        Mgmt          For                            For
       BUT THE MANAGEMENT BOARD OF THE COMPANY RECOMMENDS
       THAT THE SHAREHOLDERS VOTE "FOR" THIS RESOLUTION:
       Appointment of Mr. B. Muthuraman as a Director,
       who was appointed an Additional Director of
       the Company by the Board of Directors With
       effect from 01 OCT 2009 under Section 260 of
       the Companies Act, 1956, the Act and who holds
       office up to the date of the forthcoming AGM
       but who is eligible for appointment and in
       respect of whom the Company has received in
       writing from a Member proposing his candidature
       for the office of Director under the provisions
       of Section 257 of the Act

10.    Approve, pursuant to Sections 198, 269, 309               Mgmt          For                            For
       and other applicable provisions, if any, of
       the Companies Act, 1956 the Act , as amended
       or re-enacted from time to time, read with
       Schedule XIII of the Act, the appointment and
       terms of remuneration of Mr. H. M. Nerurkar,
       Managing Director of the Company for the period
       from 01 OCT 2009 to 31 OCT 2013 as specified,
       including the remuneration to be paid in the
       event of loss or in adequacy of profits in
       any FY, with liberty to the Directors to alter
       and vary the terms and conditions of the said
       appointment in such manner as may be agreed
       to between the Directors and Mr. H. M. Nerurkar;
       authorize the Board to take all such steps
       as may be necessary, proper and expedient to
       give effect to this resolution

11.    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any,
       of the Companies Act, 1956, the Act , Messrs.
       Deloitte & Touche, Singapore, as the Branch
       Auditors of the Singapore Branch of the Company
       to hold office from the conclusion of this
       meeting up to the conclusion of the next AGM
       of the Company and to examine and Audit the
       books of account of the Branch Office of the
       Company located at Singapore for the FY 2010-11
       on such remuneration as may be mutually agreed
       upon between the Board of Directors and the
       Branch Auditors, plus reimbursement of applicable
       taxes, out-of-pocket, traveling and living
       expenses, incurred in connection with the Audit;
       authorize the Board of Directors of the Company,
       pursuant to the provisions of Section 228 and
       other applicable provisions, if any, of the
       Act, to appoint as Branch Auditors of any branch
       office which may be opened hereafter in India
       or abroad in consultation with the Company's
       Auditors, any person qualified to act as Branch
       Auditor within the provisions of the said Section
       228 of the Act and to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 TATA STL LTD                                                                                Agenda Number:  702524124
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  OTH
    Meeting Date:  12-Jul-2010
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

S.1    Authorize the Boad, pursuant to Section 81 (1A)           Mgmt          Against                        Against
       and other applicable provisions, if any, of
       the Companies Act, 1956 [including any amendment
       thereto or re-enactment thereof] and in accordance
       with the provisions of memorandum and articles
       of association and any other rules/regulations/guidelines, notifications, circulars and clarifications
       issued thereon from time to time by the Government
       of India, the Reserve Bank of India, the Securities
       and Exchange Board of India ["SEBI"] and/or
       prescribed by the listing agreement entered
       into the Company with the Stock Exchanges on
       which the Companies shares are listed, or any
       other relevant authority from time to time,
       to the extent applicable and subject to such
       approvals, consents , permissions and sanctions
       as may be necessary or required and subject
       to such conditions as may be imposed or prescribed
       while granting such approvals, consents, permissions
       and sanctions, which the Board of Directors
       of the Company [hereinafter referred to as
       the "Board" which term shall be deemed to mean
       and include one or more Committee(s) constituted/to
       be constituted by the board to exercise its
       powers including the powers conferred by this
       resolution] to accept, to create, issue, offer
       and allot; (a) up to 1,50,00,000 ordinary shares
       of face value Rs.10 each; and (b) up to 1,20,00,000
       warrants with a right exercisable by the warrant
       holder to subscribe for one ordinary share
       per warrant [all of which are hereinafter collectively
       referred to as "Securities"] to the promoter
       of the Company that is Tata Sons Limited on
       a preferential basis, on such other terms and
       conditions as the board may be in its absolute
       discretion decide at the time of issue of securities,
       and at such price or prices, including premium
       if any, as may be determined and approved by
       the board in accordance with the conditions
       specific in the SEBI [issue of capital and
       disclosure requirements] regulations 2009,
       without prejudice to the generality of the
       above; the foreside issue of the securities
       may have all or any terms or conditions or
       combinations of terms in accordance with applicable
       regulations, prevalent market practices, including
       but not limited to terms and conditions relating
       to variation of the price or period of exercise
       of option by the warrant holder or issue of
       ordinary shares during the period of the securities;
       to issue and allot such number of ordinary
       shares as may be required to be issued and
       allotted, including issue and allotment of
       ordinary shares upon exercise of options by
       warrant holder or as may be necessary in accordance
       with the terms of offer, all such shares ranking
       pari passu inter se with the then existing
       ordinary shares of the company in all respects,
       without prejudice to the generality of the
       above, the relevant date, for determination
       of price for the ordinary shares issued and
       allotted upon exercise of right attached to
       the warrants referred to above, shall be 12
       JUN 2010; for the purpose of giving effect
       to any offer, issue or allotment of ordinary
       shares or securities or instruments representing
       the same, as described above; to do all such
       acts, deeds, matters and things as it may,
       in its absolute discretion, deem necessary,
       desirable or expedient to effect the offer,
       issue, allotment and listing of aforesaid ordinary
       shares and sign all deeds, documents and writings
       with power to settle all questions, difficulties
       or doubts that may arise in regard to such
       issue(s), allotment(s) and listing as it may,
       in its absolute discretion, deem fit; to delegate
       all or any of the powers herein conferred,
       to any Committee of Directors or any one or
       more Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 TATA STL LTD                                                                                Agenda Number:  702716296
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  OTH
    Meeting Date:  22-Dec-2010
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 766084 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution for increase in the Authorized        Mgmt          For                            For
       Share Capital of the Company from INR 8000,00,00,000
       (Rupees Eight Thousand Crores) to INR 8350,00,00,000
       (Rupees Eight Thousand Three Hundred Fifty
       Crores) by creation of 35,00,00,000 (Thirty-five
       Thousand Crores) 'A' Ordinary Shares of INR
       10 (Ten) each

2      Special Resolution for alternation of the Memorandum      Mgmt          For                            For
       and Articles of Association of the Company
       for increase in the Authorized Share Capital
       (as above) and for incorporation of provisions
       relating to 'A' Ordinary Shares

3      Special Resolution for raising of additional              Mgmt          Against                        Against
       long term resources not exceeding INR 7000,00,00,000
       (Rupees Seven Thousand Crores)




--------------------------------------------------------------------------------------------------------------------------
 UNION BANK OF INDIA                                                                         Agenda Number:  702520304
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90885115
    Meeting Type:  AGM
    Meeting Date:  02-Jul-2010
          Ticker:
            ISIN:  INE692A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010 and the profit & loss   account for
       the YE on that date, the report of the Board
       of Directors on the  working and activities
       of the Bank for the period covered by the accounts
       and the Auditors' report on the balance sheet
       and accounts

2      Declare a dividend on the equity shares for               Mgmt          For                            For
       the FY 2009-2010




--------------------------------------------------------------------------------------------------------------------------
 UNION BANK OF INDIA                                                                         Agenda Number:  702821883
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90885115
    Meeting Type:  EGM
    Meeting Date:  29-Mar-2011
          Ticker:
            ISIN:  INE692A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          For                            For
       the Banking Companies             (Acquisition
       and Transfer of Undertakings) Act, 1970 and
       Union Bank of India  (Shares and Meetings)
       Regulations, 1998 as amended from time to time
       and      subject to the approvals, consents,
       sanctions, if any, of Reserve Bank of     India
       (RBI), Government of India (GOI), Securities
       and Exchange Board of      India (SEBI), and
       / or any other authority as may be required
       in this regard  and subject to such terms,
       conditions and modifications thereto as may
       be     prescribed by them in granting such
       approvals and which may be agreed to by   the
       Board of Directors of the Bank and subject
       to SEBI (Issue of Capital &    Disclosure Requirements)
       Regulations, 2009 (SEBI ICDR Regulations) and
       regulations prescribed by RBI and all
       other relevant authorities from time to time
       and subject to CONTD

CONT   CONTD the Listing Agreements entered into with            Non-Voting    No vote
       the Stock Exchanges where the  equity shares
       of the Bank are listed, consent of the shareholders
       of the Bank be and is hereby accorded to the
       Board of Directors of the Bank (hereinafter
       called "the Board" which shall be deemed to
       include a Committee which the     Board may
       have constituted/may constitute, to exercise
       its powers including   the powers conferred
       by this Resolution) to create, offer, issue
       and allot up to 3,08,77,100 (Three Crore Eight
       Lac Seventy Seven Thousand One Hundred)
       equity shares of INR 10/- each (Rupees Ten
       only) for cash at INR 354.94 in    accordance
       with Regulation 76(1) of SEBI ICDR Regulations
       and aggregating up  to INR 1,096 Crore (Rupees
       One Thousand Ninety Six Crore Only) on
       preferential basis to Government of
       India. Resolved further that the Relevant CONTD

CONT   CONTD Date for determination of the Issue Price           Non-Voting    No vote
       is 27th February, 2011.       Resolved further
       that the Board shall have authority and power
       to accept any  modification in the proposal
       as may be required or imposed by the Government
       of India / Reserve Bank of India / Securities
       and Exchange Board of India/    Stock Exchanges
       where the shares of the Bank are listed or
       such other         appropriate authorities
       at the time of according / granting their approvals,
       consents, permissions and sanctions to issue,
       allotment and listing thereof   and as agreed
       to by the Board. Resolved further that the
       said equity shares   to be issued shall rank
       pari passu with the existing equity shares
       of the     Bank and shall be entitled to dividend
       declared, if any, in accordance with   the
       statutory guidelines that are in force at the
       time of such declaration.   CONTD

CONT   CONTD Resolved further that for the purpose               Non-Voting    No vote
       of giving effect to this          Resolution,
       the Board be and is hereby authorised to do
       all such acts, deeds, matters and things as
       it may in its absolute discretion deem necessary,
       proper and desirable and to settle any
       question, difficulty or doubt that may arise
       in regard to the issue of the equity shares
       and further to do all such  acts, deeds, matters
       and things, finalise and execute all documents
       and       writings as may be necessary, desirable
       or expedient as it may in its         absolute
       discretion deem fit, proper or desirable without
       being required to   seek any further consent
       or approval of the shareholders or authorise
       to the  end and intent that the shareholders
       shall be deemed to have given their      approval
       thereto expressly by the authority of this
       resolution. Resolved      further that the
       CONTD

CONT   CONTD Board be and is hereby authorised to delegate       Non-Voting    No vote
       all or any of the powers  herein conferred
       on it, to the Chairman and Managing Director
       or Executive    Directors or such other officer
       of the Bank as it may deem fit to give effect
       to the aforesaid Resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LTD                                                                          Agenda Number:  702603158
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2010
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the accounts for the YE 31 MAR 2010               Mgmt          For                            For
       and the reports of the Auditors   and Directors
       thereon

2      Declare the dividend on Equity Shares                     Mgmt          For                            For

3      Re-appoint Mr. Subhash Raghunath Gupte as a               Mgmt          For                            For
       Director, who retires by rotation

4      Re-appoint Mr. Sudhindar Krishan Khanna as a              Mgmt          For                            For
       Director, who retires by         rotation

5      Appoint the Auditors and fix their remuneration           Mgmt          For                            For

S.6    Approve the Company's Directors other than a              Mgmt          For                            For
       Managing Director or Director(s) in the wholetime
       employment of the Company, be paid every year
       a remuneration not exceeding 1% of the net
       profits of the Company, which amount they may
       apportion among themselves in any manner
       they deem fit, in addition to        sitting
       fees, if any payable to each Director for every
       meeting of the Board  or Committee thereof
       attended by him/her, and that this resolution
       remain in  force for a period of 5 years from
       01 APR 2011




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  702631183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2010
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited balance        Mgmt          For                            For
       sheet as at 31 MAR 2010,   the profit & loss
       account of the Company for the FYE on that
       date on a stand  alone and consolidated basis
       and the reports of the Auditors and Directors
       thereon

2      To confirm the interim dividend paid, and to              Mgmt          For                            For
       declare financial dividend, on   equity shares
       for the FYE 31 MAR 2010

3      To re-appoint Mr. Laxmi N. Goel as a Director,            Mgmt          For                            For
       who retries by rotation

4      To re-appoint Mr. Nemi Chand Jain as a Director,          Mgmt          For                            For
       who retries by rotation

5      To re-appoint Professor R. Vaidyanathan as a              Mgmt          For                            For
       Director, who retries by         rotation

6      To appoint M/s MGB & Co, Chartered Accountants,           Mgmt          For                            For
       Mumbai, having Firm           Registration
       No.101169W, as the Statutory Auditors of the
       Company to hold     such office from the conclusion
       of this meeting until the conclusion of the
       next AGM, at a remuneration to be determined
       by the Board of Directors of the Company

7      Resolved that, pursuant to the provisions of              Mgmt          For                            For
       Section 198, 269, 309 read with  Schedule XIII
       and other applicable provisions, if any, of
       the Companies Act,  1956, the Company hereby
       accords its approval for re-appointment of
       Mr. Punit Goenka as Managing Director & Chief
       Executive Officer of the Company for a    period
       of 5 years with effect from 01 JAN 2010, upon
       the terms and conditions including remuneration
       as set out in the explanatory statement annexed
       to the notice convening this AGM, with liberty
       to the Board of Directors             (hereinafter
       referred to as 'The Board' which term shall
       be deemed to include any Committee of the Board
       constituted to exercise its powers, including
       powers conferred by this resolution) to
       alter and vary the terms and          conditions
       of the said appointment including remuneration,
       CONTD

CONT   CONTD subject to the condition that the aggregate         Non-Voting    No vote
       of the remuneration,        perquisites/benefits
       including contribution to retiral funds as
       applicable,   payable to Mr. Punit Goenka shall
       be within the limits prescribed under the
       Companies Act, 1956 or any amendment or re-enactment
       thereof; and that the    Board be and is hereby
       authorized to do all acts, deeds and things
       as may be  necessary, proper or expedient to
       give effect to this resolution

8      Resolved that, subject to such approvals as               Mgmt          For                            For
       may be necessary, the Non-        Executive
       Directors of the Company be paid, annually
       for period of 5          financial years commencing
       from the FY ending 31 MAR 2011, commission
       of an   amount not exceeding 1% of the net
       profits of the Company, as provided under
       Section 309(4) of the Companies Act, 1956 and
       computed in the manner referred to in Section
       198(1) of the Companies Act, 1956, or any amendment
       or,         re-enactment thereof, in addition
       to the sitting fees for attending the
       meeting of the Board of Directors of the Company
       or any Committee thereof, to be divided amongst
       the Directors aforesaid in such manner and
       subject to such ceiling as the Board may from
       time to time determine

9      Resolved that, pursuant to the provisions of              Mgmt          For                            For
       Sections 16, 94 and other        applicable
       provisions, if any, of the Companies Act, 1956
       and consequent to   the amalgamation of ETC
       Networks Limited (ETC) with the Company in
       terms of   Composite Scheme of Amalgamation
       and Arrangement between the Company, ETC and
       Zee Learn Ltd approved by the Hon'ble Bombay
       High Court vide Order dated 16   JUL 2010,
       the differential authorized share capital of
       the Company being an   amount of INR 649,200,000
       added to the existing authorized share capital
       in   pursuance of Clause 8 of the said Scheme,
       be reclassified/sub-divided into    649,200,000
       Equity Shares of INR 1 each and that in consequence
       thereof the   existing Clause V of the Memorandum
       of Association of the Company relating to share
       capital be substituted by the new Clause V

10     Resolved that, pursuant to Section 31 and other           Mgmt          For                            For
       applicable provisions, if any of the Companies
       Act, 1956 and consequent to reclassification
       / sub-division  of the differential authorized
       share capital of the Company being an amount
       of INR 649,200,000 added to the existing
       Authorized Share Capital in          pursuance
       of Clause 8 of the Composite Scheme of Amalgamation
       and Arrangement between the Company, ETC and
       Zee Learn Ltd approved by the Hon'ble Bombay
       High Court vide Order dated 16 JUL 2010,
       the existing Article 3(a) of the     Articles
       of Association of the Company be substituted
       by the a new Article    3(a)

11     Resolved that: (a) in accordance with applicable          Mgmt          For                            For
       provisions of the Companies  Act,1956 and the
       Securities and Exchange Board of India (Issue
       of Capital and Disclosure Requirements) Regulations
       2009 (the Regulations), including any    amendment
       or re-enactment of the Act and/or the Regulations
       and the enabling  provisions of the Articles
       of Association of the Company and subject to
       such  approvals, consents, permissions and
       sanctions, as may be necessary from      appropriate
       authorities, consent of members be and is hereby
       accorded to the  Board for capitalization of
       a sum not exceeding INR 493,378,066 from the
       Capital Redemption Reserve and/or Securities
       Premium Account for the purpose  of issue of
       Bonus Equity Shares of INR 1 each, credited
       as fully paid-up      Equity Shares, CONTD

CONT   CONTD to the holders of the Equity Shares of              Non-Voting    No vote
       the Company, whose names shall   appear in
       the Register of Members or in the respective
       beneficiary account    with their respective
       Depository Participants, on the 'Record Date'
       to be     determined by the Board for the purpose,
       in the proportion of 1 Bonus Share   of INR
       1 each for every 1 fully paid-up Equity Share
       of INR 1 each held by    them and that the
       Bonus Shares so distributed shall, for all
       purposes, be     treated as an increase in
       the nominal amount in the Capital of the Company
       hold by each such member, and not as income;
       (b) the Bonus Shares so issued/  allotted shall
       be subject to the terms and conditions contained
       in the        Memorandum and Articles of Association
       CONTD

CONT   CONTD of the Company and shall rank pari-passu            Non-Voting    No vote
       in all respects with the       existing fully
       paid-up Equity Shares of the Company as at
       the Record Date     including listing at the
       Stock Exchanges, save and except that they
       shall not be entitled to any dividend in respect
       of any FY up to and including 31 MAR   2010;
       (c) that, in the case of members who hold Equity
       Shares (or opt to      receive the Bonus Shares)
       in dematerialized form, the Bonus Shares be
       credited to the respective beneficiary
       accounts of the Members with their     respective
       Depository Participants and in the case of
       members who hold Equity Shares in physical
       certificate form, the share certificates in
       respect of the Bonus Shares be dispatched,
       within such time as prescribed by law and the
       relevant authorities; (d) that the issue
       and allotment of the Bonus Shares to Non-Resident
       Members, Foreign Institutional Investors (FIIs)
       and CONTD

CONT   CONTD other foreign investors shall be subject            Non-Voting    No vote
       to the requisite approval of   the Ministry
       or Finance (Foreign Investment Promotion Board),
       Ministry of     industry (Department of Industrial
       Policy and Promotion) or the Reserve Bank
       of India, as applicable; (e) for the purpose
       of giving effect to this         resolution
       and matters connected with or incidental to
       issuance and/or        listing of Bonus shares,
       the Board be and is hereby authorized to do
       all such acts/ deeds, matters and things and
       give such directions as may be necessary  or
       expedient and to settle any question, difficulty
       or doubt that may arise   in this regard as
       the Board in its absolute discretion on deem
       fit, without   being required to seek any further
       consent or approval of the shareholders or
       otherwise to the end and intent that they shall
       be deemed to have given their approval thereto
       expressly by the authority of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  702812276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  OTH
    Meeting Date:  24-Mar-2011
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution under Section 77A of the               Mgmt          For                            For
       Companies Act, 1956, for Buy-back of Equity
       Shares by the Company



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater India Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/17/2011